UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Advisor Series Short-Term
Credit Fund

May 31, 2015

1.9863257.100

ASS1-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 59.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.9%
Automobiles - 2.8%
American Honda Finance Corp.:
0.95% 5/5/17	$ 715,000	$ 715,240
1.125% 10/7/16	272,000	273,353
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	395,000	396,243
1.375% 8/1/17 (b)	358,000	358,095
1.45% 8/1/16 (b)	311,000	312,890
1.65% 3/2/18 (b)	179,000	179,454
1.65% 5/18/18 (b)	500,000	500,357
General Motors Financial Co., Inc. 2.4% 4/10/18	799,000	798,767
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	358,000	358,715
1.65% 5/22/18 (b)	500,000	501,299
Volkswagen International Finance NV 2.125% 11/20/18 (b)	500,000	507,792
		4,902,205
Media - 2.1%
COX Communications, Inc. 6.25% 6/1/18 (b)	89,000	100,451
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	858,000	870,735
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (b)	1,000,000	1,002,707
Thomson Reuters Corp. 0.875% 5/23/16	95,000	94,962
Time Warner Cable, Inc. 5.85% 5/1/17	675,000	724,634
Time Warner, Inc. 6.875% 6/15/18	500,000	574,096
Viacom, Inc. 2.2% 4/1/19	179,000	178,340
Walt Disney Co. 1.1% 12/1/17	174,000	174,119
		3,720,044
TOTAL CONSUMER DISCRETIONARY		8,622,249
CONSUMER STAPLES - 2.2%
Beverages - 0.3%
Heineken NV 1.4% 10/1/17 (b)	99,000	99,221
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	476,000	485,016
		584,237
Food & Staples Retailing - 0.4%
CVS Health Corp. 2.25% 8/12/19	500,000	503,312
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co. 1.8% 9/15/17	$ 121,000	$ 121,886
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	46,000	46,318
		671,516
Food Products - 1.2%
General Mills, Inc.:
0.875% 1/29/16	173,000	173,195
1.4% 10/20/17	447,000	447,288
The J.M. Smucker Co. 1.75% 3/15/18 (b)	1,116,000	1,117,196
Tyson Foods, Inc. 2.65% 8/15/19	179,000	182,359
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	121,000	121,410
		2,041,448
Tobacco - 0.3%
Reynolds American, Inc.:
1.05% 10/30/15	222,000	221,902
6.75% 6/15/17	294,000	323,596
		545,498
TOTAL CONSUMER STAPLES		3,842,699
ENERGY - 4.6%
Energy Equipment & Services - 0.2%
Nabors Industries, Inc. 2.35% 9/15/16	102,000	102,349
Noble Holding International Ltd. 4% 3/16/18	12,000	12,324
Petrofac Ltd. 3.4% 10/10/18 (b)	322,000	320,687
		435,360
Oil, Gas & Consumable Fuels - 4.4%
BG Energy Capital PLC 2.875% 10/15/16 (b)	241,000	246,844
BP Capital Markets PLC:
1.375% 5/10/18	1,195,000	1,192,255
2.248% 11/1/16	236,000	240,526
Canadian Natural Resources Ltd. 1.75% 1/15/18	74,000	73,530
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (b)	33,000	33,297
ConocoPhillips Co. 1.5% 5/15/18	1,370,000	1,372,163
Enbridge, Inc.:
0.7116% 6/2/17 (c)	317,000	313,257
0.9242% 10/1/16 (c)	447,000	447,637
Enterprise Products Operating LP:
1.65% 5/7/18	74,000	74,073
2.55% 10/15/19	35,000	35,418
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 3.5% 3/1/16	$ 304,000	$ 309,745
Petro-Canada 6.05% 5/15/18	179,000	201,140
Petrobras Global Finance BV:
2% 5/20/16	358,000	353,024
3.25% 3/17/17	268,000	264,907
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	206,000	206,824
Petroleos Mexicanos 3.125% 1/23/19	30,000	30,531
Phillips 66 Co. 2.95% 5/1/17	116,000	119,506
Schlumberger Investment SA 1.25% 8/1/17 (b)	268,000	268,157
Shell International Finance BV 2.125% 5/11/20	266,000	267,108
Southwestern Energy Co. 3.3% 1/23/18	69,000	70,934
Spectra Energy Partners, LP 2.95% 6/15/16	56,000	56,985
Total Capital International SA 1% 1/10/17	537,000	538,901
TransCanada PipeLines Ltd.:
0.9531% 6/30/16 (c)	716,000	717,601
1.875% 1/12/18	358,000	361,704
		7,796,067
TOTAL ENERGY		8,231,427
FINANCIALS - 33.7%
Banks - 18.1%
ABN AMRO Bank NV 1.079% 10/28/16 (b)(c)	815,000	820,020
Australia & New Zealand Banking Group Ltd. 1.25% 1/10/17	291,000	292,004
Bank of America Corp.:
1.25% 1/11/16	751,000	752,748
2% 1/11/18	191,000	192,306
2.6% 1/15/19	3,250,000	3,300,495
Bank of America NA 1.25% 2/14/17	551,000	551,531
Bank of Montreal 1.4% 4/10/18	700,000	700,385
Bank of Nova Scotia 1.375% 12/18/17	191,000	190,965
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	393,000	393,371
1.45% 9/8/17 (b)	250,000	249,377
1.55% 9/9/16 (b)	205,000	206,102
1.7% 3/5/18 (b)	358,000	358,572
Barclays Bank PLC:
2.5% 2/20/19	316,000	321,785
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Barclays Bank PLC: - continued
5% 9/22/16	$ 358,000	$ 376,425
Barclays PLC 2% 3/16/18	850,000	854,434
BNP Paribas 2.375% 9/14/17	370,000	377,125
Branch Banking & Trust Co. 1.45% 10/3/16	537,000	541,035
Capital One Bank NA:
1.2% 2/13/17	354,000	352,745
1.3% 6/5/17	268,000	267,144
Capital One NA 1.65% 2/5/18	268,000	266,814
Citigroup, Inc.:
1.237% 7/25/16 (c)	358,000	359,495
1.3% 11/15/16	314,000	314,620
1.55% 8/14/17	895,000	894,662
1.7% 4/27/18	500,000	497,327
1.8% 2/5/18	351,000	351,361
1.85% 11/24/17	179,000	180,159
2.4% 2/18/20	241,000	240,454
2.5% 9/26/18	300,000	305,265
2.5% 7/29/19	175,000	176,233
Citizens Bank NA:
1.6% 12/4/17	358,000	359,085
2.45% 12/4/19	270,000	272,253
Commonwealth Bank of Australia 1.125% 3/13/17	384,000	385,097
Credit Suisse New York Branch:
0.772% 5/26/17 (c)	358,000	357,394
1.375% 5/26/17	895,000	895,571
1.7% 4/27/18	350,000	348,423
1.75% 1/29/18	358,000	358,089
Discover Bank 2% 2/21/18	447,000	447,523
Fifth Third Bancorp 4.5% 6/1/18	223,000	239,774
Fifth Third Bank 0.9% 2/26/16	393,000	393,278
HSBC U.S.A., Inc.:
1.5% 11/13/17	179,000	178,862
1.625% 1/16/18	172,000	172,637
1.7% 3/5/18	216,000	216,461
Intesa Sanpaolo SpA 2.375% 1/13/17	447,000	450,830
JPMorgan Chase & Co.:
1.35% 2/15/17	1,432,000	1,436,266
2% 8/15/17	358,000	362,461
La Caisse Centrale 1.75% 1/29/18 (b)	268,000	268,205
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Lloyds Bank PLC 1.75% 3/16/18	$ 268,000	$ 268,724
Manufacturers & Traders Trust Co. 1.4% 7/25/17	358,000	358,745
Marshall & Ilsley Bank 5% 1/17/17	15,000	15,784
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	268,000	268,109
Mizuho Bank Ltd.:
0.7168% 9/25/17 (b)(c)	358,000	357,333
1.55% 10/17/17 (b)	587,000	586,582
MUFG Americas Holdings Corp. 1.625% 2/9/18	51,000	50,993
Nordea Bank AB 0.875% 5/13/16 (b)	293,000	293,501
Regions Financial Corp.:
2% 5/15/18	196,000	195,999
5.75% 6/15/15	205,000	205,346
Royal Bank of Canada:
1.2% 1/23/17	225,000	226,050
1.5% 1/16/18	395,000	395,604
2.2% 7/27/18	179,000	182,561
Royal Bank of Scotland Group PLC:
1.2131% 3/31/17 (c)	393,000	393,267
2.55% 9/18/15	1,398,000	1,404,501
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	447,000	447,655
1.45% 7/19/16	447,000	449,238
1.75% 1/16/18	358,000	359,461
1.8% 7/18/17	352,000	355,363
SunTrust Banks, Inc.:
3.5% 1/20/17	259,000	267,852
5% 9/1/15	189,000	190,941
Wachovia Corp. 0.6182% 10/28/15 (c)	358,000	358,083
Wells Fargo & Co. 2.15% 1/15/19	1,000,000	1,012,867
Wells Fargo Bank NA 0.486% 5/16/16 (c)	805,000	803,813
Westpac Banking Corp.:
1.5% 12/1/17	358,000	359,498
2% 8/14/17	402,000	408,931
		32,043,969
Capital Markets - 6.3%
Deutsche Bank AG London Branch 1.4% 2/13/17	895,000	895,559
Goldman Sachs Group, Inc.:
1.748% 9/15/17	626,000	625,243
2.375% 1/22/18	1,393,000	1,413,874
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
2.55% 10/23/19	$ 180,000	$ 181,072
2.625% 1/31/19	268,000	273,060
JPMorgan Chase & Co.:
0.902% 2/26/16 (c)	179,000	179,407
1.7% 3/1/18	3,179,000	3,186,404
Lazard Group LLC 6.85% 6/15/17	5,000	5,483
Morgan Stanley:
1.75% 2/25/16	369,000	371,635
1.875% 1/5/18	1,679,000	1,685,545
5.45% 1/9/17	608,000	646,495
UBS AG Stamford Branch:
0.9694% 3/26/18 (c)	1,000,000	1,002,212
1.375% 8/14/17	352,000	351,640
1.8% 3/26/18	256,000	256,137
		11,073,766
Consumer Finance - 5.6%
American Express Credit Corp.:
1.125% 6/5/17	447,000	446,009
1.3% 7/29/16	200,000	201,050
2.8% 9/19/16	173,000	177,214
Capital One Financial Corp. 0.9198% 11/6/15 (c)	179,000	179,267
Discover Financial Services 6.45% 6/12/17	563,000	615,863
Ford Motor Credit Co. LLC:
1.684% 9/8/17	358,000	357,378
2.145% 1/9/18	1,858,000	1,876,556
3% 6/12/17	528,000	541,475
General Electric Capital Corp.:
1.5% 7/12/16	1,790,000	1,806,529
2.3% 1/14/19	1,750,000	1,789,064
Hyundai Capital America:
1.45% 2/6/17 (b)	250,000	249,742
1.875% 8/9/16 (b)	52,000	52,472
2.125% 10/2/17 (b)	265,000	267,789
2.875% 8/9/18 (b)	127,000	131,183
Hyundai Capital America Mtn Be 144A 2% 3/19/18 (b)	179,000	180,066
John Deere Capital Corp. 1.3% 3/12/18	1,000,000	1,000,808
Synchrony Financial 1.875% 8/15/17	42,000	42,150
		9,914,615
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.4%
AIG Global Funding 1.65% 12/15/17 (b)	$ 268,000	$ 269,246
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	238,000	241,434
Berkshire Hathaway, Inc. 1.55% 2/9/18	198,000	200,138
		710,818
Insurance - 2.4%
American International Group, Inc.:
2.3% 7/16/19	432,000	434,728
5.85% 1/16/18	221,000	244,755
Aon Corp. 3.125% 5/27/16	223,000	227,837
Assurant, Inc. 2.5% 3/15/18	600,000	609,704
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	210,000	214,323
MetLife, Inc.:
1.756% 12/15/17	83,000	83,958
1.903% 12/15/17	36,000	36,235
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	716,000	717,669
1.5% 1/10/18 (b)	458,000	457,764
Pricoa Global Funding I 1.15% 11/25/16 (b)	196,000	196,426
Principal Life Global Funding II 2.2% 4/8/20 (b)	430,000	430,372
Prudential Financial, Inc. 2.3% 8/15/18	565,000	574,798
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	51,000	51,950
		4,280,519
Real Estate Investment Trusts - 0.5%
Boston Properties, Inc. 3.7% 11/15/18	500,000	530,861
DDR Corp. 9.625% 3/15/16	59,000	62,902
ERP Operating LP 2.375% 7/1/19	114,000	115,192
Health Care REIT, Inc. 2.25% 3/15/18	61,000	61,791
Select Income (REIT) 2.85% 2/1/18	86,000	87,190
Simon Property Group LP 2.15% 9/15/17	89,000	90,870
		948,806
Real Estate Management & Development - 0.4%
Mack-Cali Realty LP 2.5% 12/15/17	137,000	137,577
Ventas Realty LP:
1.25% 4/17/17	88,000	87,947
1.55% 9/26/16	51,000	51,310
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	$ 124,000	$ 125,170
Washington Prime Group LP 3.85% 4/1/20 (b)	259,000	262,791
		664,795
TOTAL FINANCIALS		59,637,288
HEALTH CARE - 3.5%
Biotechnology - 0.4%
Amgen, Inc.:
0.6635% 5/22/17 (c)	358,000	358,450
1.25% 5/22/17	356,000	355,777
		714,227
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	246,000	247,691
Medtronic, Inc. 1.5% 3/15/18 (b)	296,000	296,561
Zimmer Holdings, Inc. 2% 4/1/18	340,000	342,517
		886,769
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 1.25% 6/2/17	445,000	444,194
WellPoint, Inc. 1.875% 1/15/18	115,000	115,615
		559,809
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	55,000	54,989
Pharmaceuticals - 2.3%
AbbVie, Inc.:
1.2% 11/6/15	393,000	393,761
1.75% 11/6/17	333,000	334,165
1.8% 5/14/18	462,000	462,460
2.5% 5/14/20	273,000	272,798
Actavis Funding SCS:
1.3477% 3/12/18 (c)	447,000	451,765
2.35% 3/12/18	858,000	867,677
3% 3/12/20	149,000	150,884
Bayer U.S. Finance LLC 1.5% 10/6/17 (b)	372,000	374,549
Mylan, Inc. 1.35% 11/29/16	65,000	64,950
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16	$ 175,000	$ 175,164
1.875% 2/1/18	531,000	530,925
		4,079,098
TOTAL HEALTH CARE		6,294,892
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	177,000	175,550
Electrical Equipment - 0.1%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	91,000	91,915
Trading Companies & Distributors - 0.0%
Air Lease Corp. 2.125% 1/15/18	88,000	87,450
TOTAL INDUSTRIALS		354,915
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	483,000	485,493
Electronic Equipment & Components - 0.6%
Amphenol Corp. 1.55% 9/15/17	304,000	304,936
Tyco Electronics Group SA:
2.375% 12/17/18	40,000	40,633
6.55% 10/1/17	604,000	673,176
		1,018,745
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	199,000	204,458
3.65% 8/22/18	388,000	404,175
		608,633
TOTAL INFORMATION TECHNOLOGY		2,112,871
MATERIALS - 1.5%
Chemicals - 1.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	1,120,000	1,124,123
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.:
1.45% 12/8/17	$ 106,000	$ 105,656
1.55% 1/12/18	858,000	859,103
		2,088,882
Metals & Mining - 0.3%
Anglo American Capital PLC 1.2253% 4/15/16 (b)(c)	210,000	209,897
Freeport-McMoRan, Inc. 2.3% 11/14/17	119,000	119,162
Rio Tinto Finance (U.S.A.) PLC 1.1107% 6/17/16 (c)	179,000	179,498
		508,557
TOTAL MATERIALS		2,597,439
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.:
1.4% 12/1/17	1,196,000	1,195,059
2.45% 6/30/20	186,000	184,098
2.95% 5/15/16	214,000	217,709
BellSouth Corp. 4.821% 4/26/16 (b)(c)	500,000	516,173
British Telecommunications PLC:
1.25% 2/14/17	500,000	500,398
1.625% 6/28/16	330,000	332,265
2.35% 2/14/19	386,000	391,465
CenturyLink, Inc. 5.15% 6/15/17	196,000	204,330
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	216,000	220,341
5.75% 3/23/16	358,000	371,419
Verizon Communications, Inc.:
1.35% 6/9/17	1,278,000	1,277,183
2% 11/1/16	488,000	494,770
2.5% 9/15/16	671,000	682,568
		6,587,778
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV:
1.2677% 9/12/16 (c)	214,000	214,620
2.375% 9/8/16	274,000	278,113
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
1.5% 2/19/18	$ 1,179,000	$ 1,171,836
1.625% 3/20/17	258,000	258,649
		1,923,218
TOTAL TELECOMMUNICATION SERVICES		8,510,996
UTILITIES - 3.3%
Electric Utilities - 2.6%
American Electric Power Co., Inc. 1.65% 12/15/17	274,000	274,577
Duke Energy Corp.:
0.6508% 4/3/17 (c)	320,000	320,510
1.625% 8/15/17	457,000	460,583
Eversource Energy 1.45% 5/1/18	52,000	51,735
FirstEnergy Corp. 2.75% 3/15/18	534,000	544,470
LG&E and KU Energy LLC 2.125% 11/15/15	417,000	419,058
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	341,000	342,362
Pacific Gas & Electric Co. 5.625% 11/30/17	317,000	348,231
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,027,629
TECO Finance, Inc. 0.8712% 4/10/18 (c)	400,000	401,914
Xcel Energy, Inc. 0.75% 5/9/16	393,000	392,036
		4,583,105
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 1.5% 6/1/18	264,000	263,537
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
1.4% 9/15/17	151,000	151,330
1.95% 8/15/16	151,000	152,684
2.5731% 9/30/66 (c)	239,000	219,877
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	468,000	467,709
		991,600
TOTAL UTILITIES		5,838,242
TOTAL NONCONVERTIBLE BONDS (Cost $106,056,940)		106,043,018
U.S. Government and Government Agency Obligations - 9.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.875% 2/8/18	$ 241,000	$ 240,797
1.625% 11/27/18	122,000	123,780
1.875% 9/18/18	66,000	67,616
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		432,193
U.S. Treasury Obligations - 9.5%
U.S. Treasury Notes:
0.875% 10/15/17	1,519,500	1,523,773
1% 5/15/18	14,312,000	14,341,065
1.375% 2/28/19	860,400	865,710
TOTAL U.S. TREASURY OBLIGATIONS		16,730,548
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,143,316)		17,162,741
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 1.4%
2.152% 11/1/34 (c)	34,688	36,984
2.211% 10/1/35 (c)	73,164	78,134
2.23% 1/1/40 (c)	66,037	70,804
2.245% 2/1/35 (c)	65,474	69,365
2.271% 3/1/40 (c)	37,281	39,819
2.274% 11/1/36 (c)	78,947	84,106
2.31% 12/1/39 (c)	16,043	17,180
2.346% 5/1/35 (c)	57,250	61,033
2.361% 4/1/35 (c)	19,490	20,752
2.384% 7/1/35 (c)	203,803	217,606
2.391% 12/1/33 (c)	32,977	35,357
2.428% 12/1/34 (c)	31,031	33,248
2.456% 3/1/40 (c)	52,850	56,360
2.537% 10/1/41 (c)	90,396	96,922
2.542% 6/1/42 (c)	26,161	27,138
2.691% 2/1/42 (c)	147,556	153,652
2.693% 9/1/41 (c)	121,277	130,032
2.738% 8/1/41 (c)	128,375	137,642
2.765% 1/1/42 (c)	133,035	138,723
2.96% 11/1/40 (c)	16,613	17,469
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.979% 8/1/41 (c)	$ 24,521	$ 26,291
2.982% 9/1/41 (c)	19,806	20,806
3.237% 7/1/41 (c)	29,703	31,498
3.308% 10/1/41 (c)	15,826	16,679
3.554% 7/1/41 (c)	30,903	32,816
4.5% 6/1/19 to 7/1/20	46,619	48,733
5.5% 11/1/17 to 11/1/34	659,940	736,871
6.5% 1/1/16 to 6/1/16	385	393
7% 1/1/16 to 11/1/18	1,748	1,812
TOTAL FANNIE MAE		2,438,225
Freddie Mac - 1.2%
2.164% 11/1/35 (c)	46,177	48,975
2.35% 8/1/36 (c)	23,945	25,516
2.402% 10/1/42 (c)	159,464	168,228
2.973% 8/1/41 (c)	66,482	71,282
3% 8/1/21	177,037	184,956
3.13% 9/1/41 (c)	42,442	45,506
3.133% 4/1/40 (c)	38,394	40,839
3.231% 9/1/41 (c)	19,121	20,088
3.242% 4/1/41 (c)	18,503	19,530
3.296% 6/1/41 (c)	21,098	22,348
3.47% 5/1/41 (c)	21,749	22,958
3.5% 8/1/26	492,623	525,086
3.502% 4/1/40 (c)	35,686	38,260
3.622% 6/1/41 (c)	29,759	31,607
3.705% 5/1/41 (c)	26,051	27,688
4% 6/1/24 to 4/1/26	596,281	637,950
4.5% 8/1/18 to 11/1/18	142,625	148,727
8.5% 5/1/26 to 7/1/28	7,199	8,593
TOTAL FREDDIE MAC		2,088,137
Ginnie Mae - 0.0%
5.5% 6/15/35	59,952	68,813
7% 1/15/25 to 6/15/32	35,245	41,539
TOTAL GINNIE MAE		110,352
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,629,924)		4,636,714
Asset-Backed Securities - 15.8%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$ 48,257	$ 46,989
Series 2005-1 Class M1, 0.6513% 4/25/35 (c)	14,969	13,374
Ally Auto Receivables Trust:
Series 2013-SN1 Class A3, 0.72% 5/20/16	37,315	37,319
Series 2014-SN1 Class A3, 0.75% 2/21/17	236,000	236,009
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	118,000	119,096
Series 2012-5 Class A, 1.54% 9/15/19	499,000	501,275
Series 2014-3 Class A, 1.33% 3/15/19	854,000	856,391
Series 2014-4 Class A2, 1.43% 6/17/19	429,000	430,793
Series 2014-5 Class A2, 1.6% 10/15/19	447,000	449,409
Series 2015-3 Class A, 1.6% 5/15/20	350,000	350,438
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	371,000	371,707
Series 2014-2 Class A, 1.26% 1/15/20	350,000	351,658
Series 2014-3 Class A, 1.49% 4/15/20	537,114	541,222
Series 2014-4 Class A, 1.43% 6/15/20	447,000	449,222
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	90,000	90,198
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	161,143	161,124
Series 2013-5 Class A3, 0.9% 9/10/18	292,000	292,303
Series 2014-1 Class A3, 0.9% 2/8/19	185,000	184,925
Series 2014-2 Class A3, 0.94% 2/8/19	354,000	353,202
Americredit Automobile Receivables Trust Series 2015-2 Class A3, 1.27% 1/8/20	400,000	399,810
Argent Securities, Inc. pass-thru certificates Series 2003-W7 Class A2, 0.9613% 3/25/34 (c)	14,781	13,826
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	447,000	447,136
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	268,000	268,129
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	268,000	268,645
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	268,000	268,300
Series 2014-3 Class A2, 1.18% 12/20/17	262,000	262,474
Series 2015-1 Class A2, 1.42% 6/20/18	263,000	264,015
Series 2015-2 Class A2, 1.39% 9/20/18	185,000	185,028
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	402,000	402,192
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust: - continued
Series 2013-A3 Class A3, 0.96% 9/16/19	$ 179,000	$ 179,291
Series 2014-A5 Class A, 1.48% 7/15/20	431,000	433,923
Carmax Auto Owner Trust:
Series 2013-3 Class A3, 0.97% 4/16/18	192,576	193,001
Series 2014-4 Class A3, 1.25% 11/15/19	270,000	270,579
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (b)	87,085	86,966
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	214,000	214,642
Series 2014-A1 Class A, 1.15% 1/15/19	268,000	269,086
Series 2014-A7 Class A, 1.38% 11/15/19	449,000	450,692
Series 2015-A2, Class A, 1.59% 2/18/20	268,000	270,047
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (b)	500,000	499,957
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	447,595	448,443
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	270,347	270,744
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	596,000	600,258
Series 2014-A2 Class A2, 1.02% 2/22/19	386,000	386,418
Series 2014-A4 Class A4, 1.23% 4/24/19	358,000	358,975
Series 2014-A8 Class A8, 1.73% 4/9/20	345,000	348,600
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4348% 3/25/32 (MGIC Investment Corp. Insured) (c)	1,524	1,330
Series 2004-2 Class 3A4, 0.6848% 7/25/34 (c)	11,176	9,777
Series 2004-4 Class M2, 0.9798% 6/25/34 (c)	2,474	2,242
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (b)	179,000	179,168
Series 2015-1 Class A3, 1.3% 3/23/20 (b)	200,000	199,922
Discover Card Master Trust:
Series 2013-A5 Class A5, 1.04% 4/15/19	402,000	403,108
Series 2014-A3 Class A3, 1.22% 10/15/19	358,000	358,832
Series 2014-A5 Class A, 1.39% 4/15/20	359,000	360,595
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	284,447	284,514
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	537,000	537,633
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	358,000	358,608
Fannie Mae Series 2004-T5:
Class AB1, 0.7411% 5/28/35 (c)	28,584	26,568
Class AB3, 1.0669% 5/28/35 (c)	12,075	11,176
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	442,000	442,077
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	$ 984,000	$ 988,045
Series 2014-1 Class A1, 1.2% 2/15/19	425,000	425,987
Series 2014-4 Class A1, 1.4% 8/15/19	351,000	351,982
Fremont Home Loan Trust Series 2004-D:
Class M4, 1.6063% 11/25/34 (c)	18,672	6,963
Class M5, 1.6813% 11/25/34 (c)	6,903	111
GE Equipment Transportation LLC:
Series 2012-2 Class A3, 0.62% 7/25/16	27,858	27,859
Series 2014-1 Class A3, 0.97% 4/23/18	262,648	262,735
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (b)	270,000	270,321
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	340,000	340,212
Series 2015-1 Class A3, 1.53% 9/20/18	297,000	298,001
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	315,000	315,341
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4748% 8/25/33 (c)	10,593	10,181
Series 2003-5 Class A2, 0.8848% 12/25/33 (c)	7,906	7,540
Series 2004-1 Class M2, 1.8848% 6/25/34 (c)	9,928	9,003
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (c)	28,130	17,929
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (b)	358,000	358,642
Series 2015-A Class A3, 1.42% 9/17/18 (b)	268,000	268,857
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5356% 5/15/18 (b)(c)	300,000	300,061
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	142,843	142,896
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5986% 12/27/29 (c)	3,777	3,764
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	355,000	356,285
Mercedes-Benz Master Owner Trust:
Series 2012-AA Class A, 0.79% 11/15/17 (b)	852,000	853,058
Series 2015-AA Class A, 0.5002% 4/15/19 (b)(c)	431,000	431,000
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (c)	7,001	6,610
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (c)	19,682	18,989
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (c)	24,849	23,090
Series 2004-NC8 Class M6, 2.0563% 9/25/34 (c)	9,305	8,237
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	$ 192,000	$ 192,132
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	358,000	358,555
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0066% 10/30/45 (c)	81,619	81,296
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (c)	142,806	134,413
Class M4, 2.3598% 9/25/34 (c)	194,565	91,193
Series 2005-WCH1 Class M4, 1.4298% 1/25/36 (c)	33,532	29,955
Santander Drive Auto Receivables Trust:
Series 2013-4 Class A3, 1.11% 12/15/17	101,895	102,006
Series 2014-4 Class B, 1.82% 5/15/19	164,000	164,205
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.2206% 6/15/33 (c)	120,554	116,829
Series 2004-B:
Class A2, 0.4706% 6/15/21 (c)	98,058	97,559
Class C, 1.1406% 9/15/33 (c)	156,493	150,416
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4648% 9/25/19 (c)	347,192	346,859
Series 2013-1 Class A2, 0.4348% 9/25/19 (c)	270,858	270,441
Synchrony Credit Card Master Note Trust Series 2015-2 Class A, 1.6% 4/15/21	350,000	350,766
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (c)	15,559	13,526
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	289,000	289,147
Series 2015-A Class A3, 1.25% 12/20/17	179,000	179,367
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	401,000	400,741
Series 2014-1 Class A3, 0.91% 10/22/18	237,000	237,310
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	222,000	222,982
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	281,000	281,971
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (b)(c)	248,994	248,552
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	329,000	328,455
TOTAL ASSET-BACKED SECURITIES (Cost $27,848,866)		27,865,756
Collateralized Mortgage Obligations - 2.0%
	Principal Amount	Value
Private Sponsor - 0.9%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5861% 5/27/35 (b)(c)	$ 139,086	$ 143,172
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.324% 12/20/54 (b)(c)	238,232	236,731
Class C2, 1.384% 12/20/54 (b)(c)	136,000	133,838
Series 2006-2:
Class A4, 0.264% 12/20/54 (c)	46,730	46,421
Class C1, 1.124% 12/20/54 (c)	582,000	570,476
Series 2007-2 Class 3A1, 0.3634% 12/17/54 (c)	17,734	17,639
Granite Mortgages Series 2003-2 Class 1A3, 0.7751% 7/20/43 (c)	68,352	68,280
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6751% 1/20/44 (c)	11,949	11,930
Class 1C, 2.7251% 1/20/44 (c)	9,676	9,680
Series 2004-1 Class 2A1, 0.5903% 3/20/44 (c)	202,247	201,603
Series 2004-3 Class 2A1, 0.5503% 9/20/44 (c)	119,386	119,041
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (c)	15,103	13,774
TOTAL PRIVATE SPONSOR		1,572,585
U.S. Government Agency - 1.1%
Fannie Mae:
floater Series 2008-76 Class EF, 0.6848% 9/25/23 (c)	14,803	14,854
floater planned amortization class Series 2005-90 Class FC, 0.4348% 10/25/35 (c)	85,788	85,954
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	138,178	146,943
planned amortization class Series 2012-94 Class E, 3% 6/25/22	91,803	94,817
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	31,856	36,235
Series 2009-31 Class A, 4% 2/25/24	19,443	20,081
Series 2010-135 Class DE, 2.25% 4/25/24	86,250	87,888
Series 2011-16 Class FB, 0.3348% 3/25/31 (c)	201,784	202,039
Series 2010-123 Class DL, 3.5% 11/25/25	32,947	33,906
Series 2010-143 Class B, 3.5% 12/25/25	61,140	63,362
Series 2011-23 Class AB, 2.75% 6/25/20	48,841	49,906
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
target amortization Series 2008-29 Class BG 4.7% 12/25/35	$ 29,284	$ 30,442
Freddie Mac:
floater planned amortization class Series 3117 Class JF, 0.4815% 2/15/36 (c)	84,654	84,955
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	184,940	188,261
planned amortization class:
Series 3081 Class CP 5.5% 10/15/34	19,737	19,803
Series 3820 Class DA, 4% 11/15/35	106,249	112,838
Series 3949 Class MK, 4.5% 10/15/34	85,331	92,906
Series 4221-CLS Class GA, 1.4% 7/15/23	385,251	385,139
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater planned amortization class Series 2005-47 Class FX, 0.334% 5/20/34 (c)	205,847	205,695
floater sequential payer:
Series 2010-120 Class FB 0.484% 9/20/35 (c)	56,429	56,482
Series 2011-150 Class D, 3% 4/20/37	14,724	14,941
TOTAL U.S. GOVERNMENT AGENCY		2,027,447
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,607,920)		3,600,032
Commercial Mortgage Securities - 9.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5708% 2/14/43 (c)(d)	42,583	646
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	181,838	187,390
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)	319,026	331,977
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.38% 5/15/32 (b)(c)	232,000	231,549
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (b)(c)	92,105	81,849
Class M1, 0.6348% 1/25/36 (b)(c)	28,969	23,257
Series 2007-1 Class A2, 0.4548% 3/25/37 (b)(c)	46,285	38,935
Series 2007-4A Class A2, 0.7313% 9/25/37 (b)(c)	117,673	50,545
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2006-2A Class IO, 0% 7/25/36 (b)(c)(d)	$ 950,401	$ 0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	15,931	15,914
Series 2006-PW13 Class A1A, 5.533% 9/11/41	303,397	316,543
Series 2006-PW14 Class A1A, 5.189% 12/11/38	112,881	118,548
Series 2006-T22 Class A1A, 5.7581% 4/12/38 (c)	288,084	295,062
Series 2006-PW12 Class A1A, 5.8805% 9/11/38 (c)	231,945	239,719
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	194,517	209,880
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5745% 12/15/27 (b)(c)	358,076	358,749
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	103,305	108,039
Series 2013-GC11 Class A1, 0.754% 4/10/46	92,215	91,838
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.4787% 1/15/46 (c)	60,381	60,948
Series 2005-CD1 Class A4, 5.3959% 7/15/44 (c)	75,588	75,830
Series 2006-CD2 Class A1B, 5.4797% 1/15/46 (c)	489,657	498,108
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.08% 6/11/27 (b)(c)	447,595	447,028
Series 2013-CR9 Class A1, 1.344% 7/10/45	61,099	61,226
COMM Mortgage Trust pass-thru certificates:
sequential payer:
Series 2006-C7 Class A1A, 5.9288% 6/10/46 (c)	406,701	420,404
Series 2006-C8 Class A1A, 5.292% 12/10/46	330,154	348,607
Series 2006-C7 Class A4, 5.9398% 6/10/46 (c)	89,370	91,958
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	40,058	40,090
CSMC Trust floater Series 2014-ICE:
Class A, 0.976% 4/15/27 (b)(c)	245,000	244,228
Class B, 1.376% 4/15/27 (b)(c)	215,000	214,187
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.981% 12/5/31 (b)(c)	150,739	150,293
Class A2FL, 0.881% 12/5/31 (b)(c)	207,000	206,174
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	127,215	128,219
Commercial Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac: - continued
Series K707 Class A1, 1.615% 9/25/18	$ 222,717	$ 224,702
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (b)(c)	430,076	431,184
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2006-C1 Class A4, 5.4499% 3/10/44 (c)	301,174	305,226
Series 2007-C1 Class A4, 5.543% 12/10/49	95,248	99,632
Series 2006-C1 Class A1A, 5.4499% 3/10/44 (c)	176,156	178,951
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	1,457	1,459
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (c)	168,516	170,779
Class A4, 5.553% 4/10/38 (c)	272,496	274,770
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1815% 7/15/31 (b)(c)	118,523	118,574
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	171,754	180,048
Class A4, 5.56% 11/10/39	253,544	264,225
Series 2011-GC5 Class A1, 1.468% 8/10/44	14,302	14,313
Series 2012-GC6 Class A1, 1.282% 1/10/45	18,170	18,212
Series 2013-GC12 Class A1, 0.742% 6/10/46 (c)	95,767	95,311
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1735% 11/5/30 (b)(c)	192,166	192,331
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.432% 11/15/29 (b)(c)	160,000	160,181
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.0856% 4/15/27 (b)(c)	268,000	268,056
Series 2014-FL5 Class A, 1.1615% 7/15/31 (b)(c)	304,000	303,288
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	331,230	346,212
Series 2006-LDP8 Class A4, 5.399% 5/15/45	317,381	328,418
Series 2006-LDP7 Class A1A, 6.057% 4/15/45 (c)	372,667	388,152
Series 2013-C13 Class A1, 1.3029% 1/15/46	334,574	335,228
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	228,869	231,543
Series 2006-C6 Class A4, 5.372% 9/15/39	77,165	80,525
Series 2007-C1 Class A4, 5.424% 2/15/40	353,866	373,362
Series 2007-C7 Class A3, 5.866% 9/15/45	151,966	165,911
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.4484% 11/12/37 (c)	$ 86,600	$ 87,556
Series 2006-C2 Class A1A, 5.739% 8/12/43 (c)	273,615	285,556
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	976,607	1,020,649
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	81,255	81,337
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	102,747	108,928
Series 2007-IQ14 Class A2, 5.61% 4/15/49	65,210	65,881
Series 2012-C4 Class A1, 1.085% 3/15/45	73,514	73,697
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (c)	219,385	226,009
Series 2007-T27 Class A1A, 5.8266% 6/11/42 (c)	338,568	363,401
SCG Trust Series 2013-SRP1 Class A, 1.5815% 11/15/26 (b)(c)	210,000	210,086
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	22,702	22,730
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	81,169	80,886
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	464,316	489,127
Class A4, 5.308% 11/15/48	83,534	87,266
Series 2007-C31 Class A4, 5.509% 4/15/47	54,606	57,291
Series 2006-C23:
Class A1A, 5.422% 1/15/45	482,040	490,522
Class A5, 5.416% 1/15/45 (c)	409,997	417,657
Series 2006-C24 Class A1A, 5.557% 3/15/45 (c)	259,769	265,607
Series 2006-C26 Class A1A, 6.009% 6/15/45 (c)	302,966	314,600
Series 2006-C27 Class A3, 5.765% 7/15/45 (c)	203,535	210,208
Series 2007-C31A Class A2, 5.421% 4/15/47	13,955	13,944
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	56,566	56,343
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.322% 11/15/29 (b)(c)	250,000	249,774
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,596,549)		16,517,388
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b) (Cost $208,692)	$ 208,000	$ 210,860
Supranational Obligations - 0.1%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $150,749)	151,000	150,943
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $842,908)	842,908	842,908
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $177,085,864)		177,030,360
NET OTHER ASSETS (LIABILITIES) - 0.0%		7,486
NET ASSETS - 100%		$ 177,037,846
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,181,938 or 15.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,341
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 106,043,018	$ -	$ 106,043,018	$ -
U.S. Government and Government Agency Obligations	17,162,741	-	17,162,741	-
U.S. Government Agency - Mortgage Securities	4,636,714	-	4,636,714	-
Asset-Backed Securities	27,865,756	-	27,858,682	7,074
Collateralized Mortgage Obligations	3,600,032	-	3,600,032	-
Commercial Mortgage Securities	16,517,388	-	16,517,388	-
Foreign Government and Government Agency Obligations	210,860	-	210,860	-
Supranational Obligations	150,943	-	150,943	-
Money Market Funds	842,908	842,908	-	-
Total Investments in Securities:	$ 177,030,360	$ 842,908	$ 176,180,378	$ 7,074

During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments, including accrued interest, valued at $173,434,551 in exchange for 17,343,455 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $177,076,590. Net unrealized depreciation aggregated $46,230, of which $193,097 related to appreciated investment securities and $239,327 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, supranational obligation and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Conservative
Income Bond Fund

May 31, 2015

1.924094.104

FCV-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
Daimler Finance North America LLC:
0.6816% 3/2/18 (b)(c)	$ 20,000,000	$ 20,021,760
0.9582% 8/1/16 (b)(c)	10,995,000	11,057,133
		31,078,893
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
BP Capital Markets PLC 0.6098% 11/6/15 (c)	20,000,000	20,015,500
Enbridge, Inc. 0.7116% 6/2/17 (c)	12,465,000	12,317,826
Total Capital Canada Ltd. 0.6553% 1/15/16 (c)	15,000,000	15,033,585
TransCanada PipeLines Ltd. 0.9531% 6/30/16 (c)	14,084,000	14,115,492
		61,482,403
FINANCIALS - 61.5%
Banks - 50.8%
ABN AMRO Bank N.V. Amsterdam BRH 0.6736% 6/6/16 (b)(c)	49,100,000	49,055,565
ABN AMRO Bank NV:
1.079% 10/28/16 (b)(c)	67,659,000	68,075,779
1.375% 1/22/16 (b)	19,730,000	19,797,477
Bank of America Corp.:
0.537% 10/14/16 (c)	14,170,000	14,123,678
0.892% 8/25/17 (c)	18,000,000	18,001,818
1.0846% 3/22/16 (c)	51,140,000	51,315,819
1.25% 1/11/16	7,419,000	7,436,271
1.5% 10/9/15	33,073,000	33,157,865
Bank of America NA:
0% 6/5/17 (c)	20,000,000	20,015,800
0.696% 5/8/17 (c)	5,000,000	4,995,610
0.745% 11/14/16 (c)	27,025,000	27,046,080
Bank of Montreal 0.7366% 9/11/15 (c)	30,290,000	30,328,680
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.5736% 9/8/17 (b)(c)	8,200,000	8,174,186
0.732% 2/26/16 (b)(c)	47,000,000	47,044,274
0.8152% 3/5/18 (b)(c)	10,000,000	10,013,600
0.8736% 9/9/16 (b)(c)	7,550,000	7,566,127
Banque Federative du Credit Mutuel SA:
1.1251% 1/20/17 (b)(c)	48,200,000	48,517,252
1.129% 10/28/16 (b)(c)	87,275,000	87,866,026
Barclays Bank PLC 5% 9/22/16	54,000,000	56,779,164
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
BB&T Corp. 3.2% 3/15/16	$ 6,421,000	$ 6,535,929
BNP Paribas SA 0.8577% 12/12/16 (c)	35,000,000	35,153,720
BPCE SA:
0.846% 11/18/16 (c)	12,900,000	12,928,238
1.1289% 2/10/17 (c)	27,875,000	28,049,525
1.527% 4/25/16 (c)	132,245,000	133,332,847
1.7% 4/25/16	16,710,000	16,812,265
Branch Banking & Trust Co. 0.6916% 12/1/16 (c)	10,000,000	10,010,690
Capital One Bank NA 0.7766% 2/13/17 (c)	12,000,000	11,990,952
Capital One NA:
0.7146% 3/22/16 (c)	10,000,000	10,008,790
0.9588% 2/5/18 (c)	14,575,000	14,624,205
Citigroup, Inc.:
0.9539% 11/15/16 (c)	18,000,000	18,040,518
0.967% 4/27/18 (c)	10,000,000	9,991,400
1.0642% 4/1/16 (c)	58,049,000	58,216,413
1.237% 7/25/16 (c)	40,000,000	40,167,040
1.25% 1/15/16	29,095,000	29,186,067
1.3% 4/1/16	3,000,000	3,007,434
2.25% 8/7/15	17,500,000	17,549,263
4.587% 12/15/15	10,000,000	10,202,900
Commonwealth Bank of Australia:
0.7703% 9/20/16 (b)(c)	17,000,000	17,076,670
1.0702% 9/18/15 (b)(c)	30,000,000	30,067,050
Credit Agricole SA:
1.1208% 10/3/16 (b)(c)	10,000,000	10,052,730
1.4353% 4/15/16 (b)(c)	29,580,000	29,784,250
1.625% 4/15/16 (b)	5,250,000	5,278,035
Credit Suisse New York Branch 0.772% 5/26/17 (c)	18,000,000	17,969,544
Fifth Third Bancorp 3.625% 1/25/16	10,000,000	10,176,730
Fifth Third Bank:
0.786% 11/18/16 (c)	49,825,000	49,974,475
0.9% 2/26/16	30,295,000	30,316,419
HSBC U.S.A., Inc. 0.7152% 3/3/17 (c)	30,000,000	30,026,040
Huntington National Bank 0.7025% 4/24/17 (c)	20,000,000	19,948,040
ING Bank NV:
0.6108% 1/4/16 (b)(c)	46,850,000	46,875,721
1.2136% 3/7/16 (b)(c)	41,934,000	42,131,258
1.9068% 9/25/15 (b)(c)	27,832,000	27,954,516
2% 9/25/15 (b)	7,650,000	7,685,320
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
ING Bank NV: - continued
4% 3/15/16 (b)	$ 3,000,000	$ 3,070,230
Ing Bank NV Mtn Be 144A 0.8206% 3/16/18 (b)(c)	10,000,000	9,997,200
Intesa Sanpaolo SpA:
2.375% 1/13/17	3,000,000	3,025,707
3.125% 1/15/16	25,375,000	25,678,384
JPMorgan Chase & Co.:
2.6% 1/15/16	20,140,000	20,367,642
3.4% 6/24/15	36,896,000	36,956,952
3.45% 3/1/16	42,000,000	42,827,610
KeyBank NA 0.772% 11/25/16 (c)	24,307,000	24,347,520
Lloyds Bank PLC 0.825% 5/14/18 (c)	30,000,000	30,042,930
Manufacturers & Traders Trust Co. 0.5636% 3/7/16 (c)	24,780,000	24,791,250
Mizuho Bank Ltd. 0.9094% 3/26/18 (b)(c)	25,000,000	25,055,350
MUFG Union Bank NA 1.0194% 9/26/16 (c)	25,715,000	25,828,712
PNC Bank NA 0.7035% 6/1/18 (c)	15,000,000	15,000,000
PNC Funding Corp. 4.25% 9/21/15	7,267,000	7,343,347
Royal Bank of Canada 0.7236% 9/9/16 (c)	15,000,000	15,058,635
Royal Bank of Scotland Group PLC 1.2131% 3/31/17 (c)	12,255,000	12,263,333
Royal Bank of Scotland PLC 3.95% 9/21/15	25,000,000	25,238,200
Societe Generale 3.1% 9/14/15 (b)	16,272,000	16,377,931
Sumitomo Mitsui Banking Corp.:
0.8556% 1/16/18 (c)	20,000,000	20,028,620
0.9451% 7/19/16 (c)	15,000,000	15,050,280
Sumitomo Mitsui Trust Bank Ltd. 1.0507% 9/16/16 (b)(c)	5,000,000	5,022,320
The Toronto Dominion Bank 0.7236% 9/9/16 (c)	20,000,000	20,070,600
Wells Fargo & Co.:
1.1894% 6/26/15 (c)	19,593,000	19,606,225
1.25% 7/20/16	9,395,000	9,428,474
Wells Fargo Bank NA 0.5551% 7/20/15 (c)	15,000,000	15,004,560
Westpac Banking Corp. 1.0268% 9/25/15 (c)	50,000,000	50,113,950
		1,968,032,027
Capital Markets - 7.8%
Deutsche Bank AG London Branch:
0.6021% 10/9/15 (c)	45,000,000	45,010,215
0.7535% 5/30/17 (c)	25,000,000	24,985,200
0.8866% 2/13/17 (c)	41,195,000	41,287,854
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co.:
0.902% 2/26/16 (c)	$ 10,000,000	$ 10,022,760
0.9353% 10/15/15 (c)	20,000,000	20,034,620
1.1% 10/15/15	8,515,000	8,523,575
1.125% 2/26/16	8,906,000	8,921,853
Morgan Stanley:
0.7251% 10/18/16 (c)	13,607,000	13,619,981
1.0108% 1/5/18 (c)	22,630,000	22,722,534
1.532% 2/25/16 (c)	5,400,000	5,437,325
4% 7/24/15	5,000,000	5,024,575
UBS AG Stamford Branch:
0.7694% 9/26/16 (c)	25,000,000	25,039,025
0.8428% 6/1/17 (c)	30,000,000	30,011,982
0.9694% 3/26/18 (c)	40,000,000	40,088,480
		300,729,979
Consumer Finance - 2.8%
American Express Credit Corp.:
0.7266% 11/13/15 (c)	20,000,000	20,023,260
0.789% 7/29/16 (c)	10,000,000	10,026,130
1.3677% 6/12/15 (c)	15,000,000	15,004,395
2.75% 9/15/15	36,852,000	37,079,266
Caterpillar Financial Services Corp. 0.522% 2/26/16 (c)	7,283,000	7,295,891
General Electric Capital Corp.:
0.8738% 1/8/16 (c)	5,271,000	5,289,375
0.9259% 7/12/16 (c)	15,000,000	15,107,655
		109,825,972
Insurance - 0.1%
Metropolitan Life Global Funding I 0.8053% 7/15/16 (b)(c)	5,000,000	5,024,430
TOTAL FINANCIALS		2,383,612,408
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 1.0%
Pharmaceuticals - 1.0%
Actavis Funding SCS:
1.1427% 9/1/16 (c)	$ 25,000,000	$ 25,097,225
1.3477% 3/12/18 (c)	14,444,000	14,597,959
		39,695,184
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.6%
Tyco Electronics Group SA 0.479% 1/29/16 (c)	25,000,000	24,997,950
IT Services - 0.8%
The Western Union Co.:
1.281% 8/21/15 (c)	15,000,000	15,017,445
5.93% 10/1/16	13,200,000	13,956,188
		28,973,633
TOTAL INFORMATION TECHNOLOGY		53,971,583
MATERIALS - 1.3%
Metals & Mining - 1.3%
Anglo American Capital PLC 1.2253% 4/15/16 (b)(c)	6,263,000	6,259,919
Rio Tinto Finance (U.S.A.) PLC:
0.8194% 6/19/15 (c)	35,000,000	35,002,905
1.1107% 6/17/16 (c)	10,800,000	10,830,067
		52,092,891
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
0.6649% 2/12/16 (c)	2,031,000	2,031,120
0.9% 2/12/16	11,042,000	11,049,012
BellSouth Corp. 4.821% 4/26/16 (b)(c)	35,000,000	36,132,110
Verizon Communications, Inc. 1.8006% 9/15/16 (c)	40,000,000	40,591,680
		89,803,922
UTILITIES - 0.5%
Electric Utilities - 0.5%
Duke Energy Corp. 2.15% 11/15/16	18,285,000	18,604,914
TOTAL NONCONVERTIBLE BONDS (Cost $2,726,726,719)		2,730,342,198
Municipal Securities - 12.0%
	Principal Amount	Value
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.35% 6/5/15, VRDN (c)(d)	$ 200,000	$ 200,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.5%, tender 8/3/15 (b)(c)(d)	4,000,000	4,000,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.27% 6/5/15, VRDN (c)(d)	8,250,000	8,250,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 6/5/15, VRDN (c)(d)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.32% 6/5/15, LOC SunTrust Banks, Inc., VRDN (c)(d)	6,525,000	6,525,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.35% 6/5/15, VRDN (c)(d)	8,500,000	8,500,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.25% 6/5/15, VRDN (c)(d)	9,950,000	9,950,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.36% 6/4/15, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.35% 6/5/15, VRDN (c)(d)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Rev. 1.456% 6/15/15	38,665,000	38,676,213
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series ROC II R 11711, 0.3% 6/5/15 (Liquidity Facility Citibank NA) (c)(e)	23,300,000	23,300,000
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.53%, tender 8/3/15 (c)(d)	21,000,000	20,998,950
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.36% 6/1/15, VRDN (c)	50,375,000	50,375,000
Series 2009 B, 0.35% 6/1/15, VRDN (c)	2,300,000	2,300,000
Series 2009 C, 0.35% 6/1/15, VRDN (c)	14,700,000	14,700,000
Series 2010 C, 0.35% 6/1/15, VRDN (c)	66,600,000	66,600,000
Series 2010 D, 0.36% 6/1/15, VRDN (c)	60,000,000	60,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 6/5/15, VRDN (c)	11,550,000	11,550,000
Series 2010 B1, 0.28% 6/5/15, VRDN (c)	97,100,000	97,100,000
Municipal Securities - continued
	Principal Amount	Value
Stanton County Indl. Dev. Rev. Series 1998, 0.35% 6/5/15, VRDN (c)(d)	$ 1,200,000	$ 1,200,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 0.3% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)	13,555,000	13,555,000
TOTAL MUNICIPAL SECURITIES (Cost $465,365,136)		465,365,163
Supranational Obligations - 0.4%

KeyBank NA 0.8035% 6/1/18 (c) (Cost $15,000,000)	15,000,000	14,995,560
Certificates of Deposit - 5.5%

Bank of Nova Scotia yankee 0.7066% 9/11/15 (c)	15,000,000	15,015,015
Barclays Bank PLC yankee 0.6298% 11/6/15 (c)	30,000,000	29,994,810
Credit Agricole CIB yankee 0.78% 6/3/16	50,000,000	49,999,275
Credit Suisse AG yankee:
0% 12/1/15 (c)	50,000,000	49,994,900
0.6136% 6/6/16 (c)	30,000,000	29,993,880
Nordea Bank Finland PLC yankee 0.4743% 11/14/16 (c)	40,000,000	39,993,280
TOTAL CERTIFICATES OF DEPOSIT (Cost $214,992,918)		214,991,160
Commercial Paper - 3.6%

ABN AMRO Funding U.S.A. LLC 0.18% 6/5/15	10,000,000	9,999,747
Gotham Funding Corp. yankee 0.17% 6/5/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	4,400,000	4,399,880
Manhattan Asset Funding Co. LLC yankee 0.18% 6/3/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	15,000,000	14,999,720
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.18% 6/24/15	18,100,000	18,096,746
0.19% 6/10/15	30,000,000	29,997,561
Sheffield Receivables Corp. yankee:
0.17% 7/8/15	15,000,000	14,997,050
Commercial Paper - continued
	Principal Amount	Value
Sheffield Receivables Corp. yankee: - continued
0.19% 6/1/15	$ 15,000,000	$ 14,999,838
0.19% 7/8/15	30,000,000	29,994,100
TOTAL COMMERCIAL PAPER (Cost $137,488,040)		137,484,642
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $55,732,219)	55,732,219	55,732,219
Cash Equivalents - 9.7%
	Maturity Amount
With:
Credit Suisse Securities (U.S.A.) LLC at 0.8%, dated:
1/6/15 due 7/6/15 (Collateralized by U.S. Government Obligations valued at $20,665,937, 5.82% - 6.87%, 01/25/24 - 02/25/43)	$ 20,080,444	20,004,400
2/27/15 due 8/26/15 (Collateralized by U.S. Government Obligations valued at $51,604,311, 4.56% - 6.76%, 06/15/35 - 12/15/44)	50,200,000	50,018,000
Mizuho Securities U.S.A., Inc. at 1.4%, dated:
2/26/15 due 8/25/15 (Collateralized by Corporate Obligations valued at $37,939,650, 0.33% - 1.22%, 08/25/35 - 08/25/46)	35,245,000	35,021,378
3/12/15 due 9/8/15 (Collateralized by Corporate Obligations valued at $70,421,130, 0.36% - 5.33%, 12/25/34 - 09/25/41)	65,455,000	65,039,527
4/13/15 due 10/9/15 (Collateralized by Corporate Obligations valued at $64,923,480, 0.28% - 5.29%, 02/25/35 - 01/25/37)	60,417,667	60,031,800
Morgan Stanley & Co., Inc. at:
0.86%, dated 3/5/15 due 3/4/16 (Collateralized by Equity Securities valued at $27,060,894)	25,217,986	24,998,075
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Morgan Stanley & Co., Inc. at:
0.91%, dated:
12/16/14 due 12/15/15 (Collateralized by Mortgage Loan Obligations valued at $100,196,963, 0.00% - 7.44%, 08/14/27 - 03/29/51)	$ 95,874,106	$ 94,994,965
3/5/15 due 3/4/16 (Collateralized by Corporate Obligations valued at $27,064,193, 5.5% - 14.0%, 12/15/16 - 06/01/32)	25,230,660	24,998,050
TOTAL CASH EQUIVALENTS (Cost $375,000,000)		375,106,195
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $3,990,305,032)		3,994,017,137
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(117,970,177)
NET ASSETS - 100%		$ 3,876,046,960
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $705,034,219 or 18.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 160,799
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,730,342,198	$ -	$ 2,730,342,198	$ -
Municipal Securities	465,365,163	-	465,365,163	-
Supranational Obligations	14,995,560	-	14,995,560	-
Certificates of Deposit	214,991,160	-	214,991,160	-
Commercial Paper	137,484,642	-	137,484,642	-
Money Market Funds	55,732,219	55,732,219	-	-
Cash Equivalents	375,106,195	-	375,106,195	-
Total Investments in Securities:	$ 3,994,017,137	$ 55,732,219	$ 3,938,284,918	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $3,990,326,594. Net unrealized appreciation aggregated $3,690,543, of which $4,263,516 related to appreciated investment securities and $572,973 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, supranational obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Corporate Bond Fund

May 31, 2015

1.907009.105

CBD-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 1.6%
Ford Motor Co. 4.75% 1/15/43	$ 3,184,000	$ 3,223,803
General Motors Co.:
5% 4/1/35	2,537,000	2,553,156
5.2% 4/1/45	4,206,000	4,270,659
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	6,650,000	6,663,287
Volkswagen International Finance NV 2.375% 3/22/17 (b)	2,050,000	2,092,814
		18,803,719
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	451,052
Household Durables - 1.3%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,522,500
4% 2/15/20	5,000,000	5,025,000
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,836,250
		15,383,750
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,262,941
Media - 3.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,800,000	5,759,731
6.9% 8/15/39	300,000	391,063
7.75% 12/1/45	111,000	156,677
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,286,970
6.4% 3/1/40	1,150,000	1,474,283
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	224,213
Discovery Communications LLC 4.875% 4/1/43	5,108,000	4,808,651
NBCUniversal, Inc. 5.15% 4/30/20	3,625,000	4,123,361
Thomson Reuters Corp. 1.3% 2/23/17	305,000	305,091
Time Warner Cable, Inc.:
4.5% 9/15/42	773,000	667,439
5.5% 9/1/41	623,000	599,632
5.875% 11/15/40	1,648,000	1,662,245
6.55% 5/1/37	2,531,000	2,722,336
6.75% 7/1/18	700,000	785,371
7.3% 7/1/38	1,188,000	1,379,753
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
8.25% 4/1/19	$ 1,856,000	$ 2,199,419
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	2,993,052
4.75% 3/29/21	1,750,000	1,927,074
6.2% 3/15/40	1,700,000	2,004,433
Viacom, Inc.:
2.5% 9/1/18	5,496,000	5,579,209
3.5% 4/1/17	34,000	35,295
		42,085,298
Specialty Retail - 0.8%
AutoZone, Inc. 3.7% 4/15/22	253,000	262,748
Home Depot, Inc. 5.95% 4/1/41	941,000	1,184,985
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	747,668
TJX Companies, Inc. 2.75% 6/15/21	694,000	709,299
Turlock Corp. 1.5% 11/2/17	7,000,000	7,032,767
		9,937,467
TOTAL CONSUMER DISCRETIONARY		91,924,227
CONSUMER STAPLES - 5.1%
Beverages - 1.7%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,055,325
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,012,500
4.25% 5/1/23	3,315,000	3,348,150
Heineken NV:
1.4% 10/1/17 (b)	287,000	287,640
4% 10/1/42 (b)	96,000	90,270
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,630,193
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	2,655,000	2,705,291
		20,129,369
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc. 3.3% 4/22/24	10,000,000	10,297,540
Walgreen Co.:
3.1% 9/15/22	3,607,000	3,567,907
4.4% 9/15/42	124,000	116,515
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.:
3.3% 11/18/21	$ 691,000	$ 698,230
3.8% 11/18/24	528,000	528,495
		15,208,687
Food Products - 1.2%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	285,033
General Mills, Inc.:
1.4% 10/20/17	7,500,000	7,504,830
2.2% 10/21/19	5,000,000	5,024,790
The J.M. Smucker Co. 2.5% 3/15/20 (b)	1,642,000	1,654,479
		14,469,132
Tobacco - 1.0%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,449,225
4% 1/31/24	529,000	547,472
4.125% 9/11/15	2,100,000	2,120,696
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,072,822
Reynolds American, Inc.:
1.05% 10/30/15	660,000	659,710
3.25% 11/1/22	3,304,000	3,250,855
4.75% 11/1/42	470,000	440,654
6.75% 6/15/17	384,000	422,655
		11,964,089
TOTAL CONSUMER STAPLES		61,771,277
ENERGY - 11.2%
Energy Equipment & Services - 2.2%
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	153,342
5.35% 3/15/20 (b)	10,096,000	10,286,501
5.85% 5/21/43 (b)(d)	7,500,000	6,225,000
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	757,896
Ensco PLC:
5.2% 3/15/25	1,787,000	1,838,641
5.75% 10/1/44	561,000	538,070
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	125,156
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
3.05% 3/1/16	$ 450,000	$ 453,789
5.95% 4/1/25	5,000,000	5,053,045
Transocean, Inc. 6.5% 11/15/20	930,000	889,894
		26,321,334
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	416,474
6.375% 9/15/17	3,626,000	4,004,620
Apache Corp. 4.75% 4/15/43	3,233,000	3,114,963
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	4,142,054
BP Capital Markets PLC 2.521% 1/15/20	1,719,000	1,751,744
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	5,000,505
5.7% 10/15/19	1,189,000	1,335,435
Chesapeake Energy Corp.:
6.125% 2/15/21	305,000	310,338
6.625% 8/15/20	4,675,000	4,884,440
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	359,837
2.7% 4/1/19	64,000	60,721
3.875% 3/15/23	222,000	211,866
4.95% 4/1/22	1,925,000	1,966,934
5.6% 4/1/44	340,000	318,396
Devon Energy Corp. 2.25% 12/15/18	910,000	918,762
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	54,473
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	527,963
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	146,211
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,018,722
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	387,573
2.55% 10/15/19	163,000	164,947
3.75% 2/15/25	547,000	555,363
4.85% 3/15/44	2,023,000	2,023,267
4.95% 10/15/54	2,437,000	2,383,681
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	152,835
ONEOK Partners LP 2% 10/1/17	2,822,000	2,822,466
Petro-Canada 6.05% 5/15/18	4,470,000	5,022,876
Petrobras Global Finance BV 7.25% 3/17/44	1,015,000	999,877
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 39,000	$ 39,156
5.375% 1/27/21	652,000	636,026
5.75% 1/20/20	3,652,000	3,647,983
Petroleos Mexicanos:
3.5% 7/18/18	959,000	994,186
4.25% 1/15/25 (b)	5,000,000	4,972,500
4.875% 1/18/24	80,000	83,430
5.5% 1/21/21	545,000	596,290
5.5% 6/27/44	2,899,000	2,823,626
6% 3/5/20	116,000	131,057
6.375% 1/23/45	937,000	1,016,458
6.5% 6/2/41	2,926,000	3,203,970
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,850,641
4.3% 4/1/22	300,000	322,493
4.65% 11/15/34	3,750,000	3,797,828
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	4,910,515
Shell International Finance BV:
2.125% 5/11/20	1,829,000	1,836,618
3.25% 5/11/25	5,898,000	5,969,089
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	668,572
Southwestern Energy Co. 4.95% 1/23/25	6,272,000	6,501,725
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	61,474
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	459,953
4.6% 6/15/21	414,000	447,199
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,598,148
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,980,942
Western Gas Partners LP:
2.6% 8/15/18	858,000	870,868
5.375% 6/1/21	1,273,000	1,410,607
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,442,265
4% 9/15/25	5,000,000	4,917,695
4.3% 3/4/24	491,000	502,306
		109,750,963
TOTAL ENERGY		136,072,297
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 41.7%
Banks - 18.9%
Associated Banc-Corp. 5.125% 3/28/16	$ 575,000	$ 592,332
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,550,661
3.95% 4/21/25	4,128,000	4,081,932
4% 1/22/25	3,277,000	3,259,265
4.2% 8/26/24	10,942,000	11,093,798
5.75% 12/1/17	3,000,000	3,290,313
6.5% 8/1/16	1,240,000	1,314,080
Bank of America NA 1.25% 2/14/17	1,027,000	1,027,989
Barclays Bank PLC 2.5% 2/20/19	400,000	407,322
Barclays PLC 3.65% 3/16/25	4,116,000	4,028,551
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,622,870
BPCE SA 5.15% 7/21/24 (b)	6,475,000	6,786,312
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,357,089
Capital One Bank NA 2.3% 6/5/19	5,000,000	5,001,745
Capital One NA 2.95% 7/23/21	1,050,000	1,051,100
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,428,563
Citigroup, Inc.:
1.55% 8/14/17	3,821,000	3,819,556
2.5% 7/29/19	4,000,000	4,028,176
4.05% 7/30/22	316,000	328,984
4.45% 1/10/17	1,250,000	1,310,768
5.3% 5/6/44	2,300,000	2,475,460
5.5% 9/13/25	1,317,000	1,465,267
6.125% 5/15/18	640,000	716,522
6.675% 9/13/43	467,000	590,660
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	517,000	534,528
Credit Agricole SA 4.375% 3/17/25 (b)	3,636,000	3,610,621
Credit Suisse AG 6% 2/15/18	122,000	134,690
Credit Suisse New York Branch:
3% 10/29/21	1,550,000	1,559,354
3.625% 9/9/24	3,230,000	3,280,042
Discover Bank:
2% 2/21/18	3,900,000	3,904,567
7% 4/15/20	2,391,000	2,805,466
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,181,857
5.45% 1/15/17	1,232,000	1,311,862
8.25% 3/1/38	3,848,000	5,597,536
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	811,432
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
HSBC Holdings PLC 6.5% 9/15/37	$ 100,000	$ 124,388
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,299,215
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	7,245,000	7,254,708
JPMorgan Chase & Co.:
3.875% 2/1/24	5,000,000	5,198,450
3.875% 9/10/24	5,237,000	5,255,837
4.125% 12/15/26	13,085,000	13,177,001
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,946,197
KeyBank NA 1.65% 2/1/18	501,000	502,427
KeyCorp. 5.1% 3/24/21	2,081,000	2,342,881
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,223,886
5% 1/17/17	1,027,000	1,080,650
Mitsubishi UFJ Trust & Banking Corp.:
1.6% 10/16/17 (b)	7,000,000	7,002,842
2.45% 10/16/19 (b)	7,000,000	7,083,881
Mizuho Bank Ltd. 1.55% 10/17/17 (b)	4,377,000	4,373,884
MUFG Americas Holdings Corp. 0.8489% 2/9/18 (d)	9,000,000	9,011,394
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,805,968
Regions Bank:
6.45% 6/26/37	2,611,000	3,185,681
7.5% 5/15/18	7,499,000	8,649,002
Regions Financial Corp.:
2% 5/15/18	558,000	557,996
5.75% 6/15/15	1,655,000	1,657,795
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	655,032
5.125% 5/28/24	3,640,000	3,736,744
6% 12/19/23	5,228,000	5,664,141
6.1% 6/10/23	1,000,000	1,088,249
6.125% 12/15/22	5,972,000	6,574,945
SunTrust Banks, Inc. 2.5% 5/1/19	5,184,000	5,255,897
Wachovia Bank NA 6% 11/15/17	405,000	448,964
Wells Fargo & Co.:
4.48% 1/16/24	7,539,000	8,091,390
4.65% 11/4/44	4,700,000	4,700,827
		229,311,542
Capital Markets - 6.5%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (b)	8,385,000	7,971,368
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp. 2.2% 7/25/18	$ 3,166,000	$ 3,230,137
Deutsche Bank AG 4.5% 4/1/25	2,916,000	2,846,144
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,053,850
2.55% 10/23/19	6,476,000	6,514,584
2.9% 7/19/18	4,240,000	4,364,185
3.625% 2/7/16	1,275,000	1,298,922
3.75% 5/22/25	6,000,000	6,044,958
5.25% 7/27/21	1,227,000	1,383,823
5.95% 1/18/18	178,000	196,756
6.15% 4/1/18	204,000	227,633
Lazard Group LLC 6.85% 6/15/17	31,000	33,997
Merrill Lynch &Co., Inc. 6.11% 1/29/37	2,269,000	2,631,500
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,580,086
3.7% 10/23/24	1,685,000	1,713,352
3.75% 2/25/23	1,168,000	1,203,715
4.3% 1/27/45	948,000	914,271
4.875% 11/1/22	9,466,000	10,198,110
5% 11/24/25	846,000	910,457
5.5% 7/28/21	1,222,000	1,399,010
5.625% 9/23/19	329,000	371,988
5.75% 1/25/21	557,000	642,820
6.625% 4/1/18	153,000	173,077
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	7,500,000	7,583,063
TD Ameritrade Holding Corp.:
2.95% 4/1/22	3,470,000	3,501,934
3.625% 4/1/25	6,550,000	6,779,165
		78,768,905
Consumer Finance - 2.5%
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,421,000
4.75% 9/10/18	4,500,000	4,657,500
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,587,082
5.2% 4/27/22	2,355,000	2,576,163
6.45% 6/12/17	107,000	117,047
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	599,598
2.597% 11/4/19	4,950,000	4,971,815
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp. 5.875% 1/14/38	$ 150,000	$ 187,493
Hyundai Capital America:
1.625% 10/2/15 (b)	178,000	178,414
2.125% 10/2/17 (b)	197,000	199,074
2.55% 2/6/19 (b)	3,163,000	3,214,633
2.875% 8/9/18 (b)	4,930,000	5,092,389
		29,802,208
Diversified Financial Services - 2.4%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	111,468
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,575,353
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,317,428
5.7% 7/15/43	2,607,000	3,073,450
McGraw Hill Financial, Inc. 4% 6/15/25 (b)	6,038,000	6,097,547
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,028,346
4.5% 9/1/22	6,500,000	7,001,280
		29,204,872
Insurance - 6.4%
AIA Group Ltd. 3.2% 3/11/25 (b)	6,617,000	6,564,448
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,522,426
4.5% 7/16/44	5,833,000	5,801,152
Aon Corp.:
3.125% 5/27/16	1,609,000	1,643,898
6.25% 9/30/40	253,000	315,223
Aon PLC:
3.5% 6/14/24	2,830,000	2,842,435
4.75% 5/15/45	6,000,000	6,067,974
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,904,141
Five Corners Funding Trust 4.419% 11/15/23 (b)	4,111,000	4,324,369
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	66,660
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,192,817
8.125% 6/15/38 (d)	4,915,000	5,541,663
Liberty Mutual Group, Inc. 4.95% 5/1/22 (b)	5,250,000	5,723,928
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,441,330
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.: - continued
4.8% 7/15/21	$ 1,643,000	$ 1,830,862
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)	2,264,000	2,096,120
5.375% 12/1/41 (b)	148,000	168,645
Metropolitan Life Global Funding I 1.3% 4/10/17 (b)	6,837,000	6,852,937
Pacific LifeCorp:
5.125% 1/30/43 (b)	1,285,000	1,379,647
6% 2/10/20 (b)	902,000	1,026,585
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,318,191
5.625% 6/15/43 (d)	5,000,000	5,306,250
Symetra Financial Corp. 6.125% 4/1/16 (b)	615,000	635,483
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	287,000	292,349
4.125% 11/1/24 (b)	415,000	429,134
Unum Group:
5.625% 9/15/20	1,846,000	2,094,232
5.75% 8/15/42	3,748,000	4,292,401
7.125% 9/30/16	106,000	113,979
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	991,000	1,017,056
		77,806,335
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	100,093
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,872,534
Boston Properties, Inc. 3.85% 2/1/23	738,000	772,506
Camden Property Trust 4.25% 1/15/24	758,000	801,297
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,395,390
DDR Corp.:
4.625% 7/15/22	391,000	418,682
4.75% 4/15/18	1,764,000	1,885,718
7.5% 4/1/17	4,000,000	4,412,116
9.625% 3/15/16	214,000	228,153
Duke Realty LP:
3.875% 10/15/22	403,000	416,490
4.375% 6/15/22	206,000	218,435
5.5% 3/1/16	1,300,000	1,342,569
6.75% 3/15/20	1,295,000	1,524,885
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,007,059
ERP Operating LP 2.375% 7/1/19	490,000	495,121
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18	$ 324,000	$ 328,201
4.7% 9/15/17	548,000	585,517
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	255,007
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	179,194
		23,238,967
Real Estate Management & Development - 3.1%
BioMed Realty LP:
2.625% 5/1/19	4,914,000	4,933,563
3.85% 4/15/16	914,000	933,151
4.25% 7/15/22	170,000	176,168
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,028,931
4.1% 10/1/24	3,000,000	3,017,451
4.55% 10/1/29	2,014,000	2,052,210
4.95% 4/15/18	290,000	310,831
6% 4/1/16	211,000	219,179
Corporate Office Properties LP 3.7% 6/15/21	476,000	475,222
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,729,137
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,065,384
4.125% 6/15/22	1,832,000	1,898,641
4.4% 2/15/24	1,039,000	1,089,617
4.75% 10/1/20	752,000	816,373
5.5% 12/15/16	2,436,000	2,579,108
6.625% 10/1/17	1,960,000	2,169,512
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	490,057
3.15% 5/15/23	922,000	826,768
4.5% 4/18/22	94,000	93,940
7.75% 8/15/19	126,000	146,039
Mid-America Apartments LP 4.3% 10/15/23	180,000	189,026
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,840,058
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	276,000	291,784
Reckson Operating Partnership LP 6% 3/31/16	286,000	297,341
Regency Centers LP:
3.75% 6/15/24	493,000	500,666
5.25% 8/1/15	249,000	250,797
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.875% 12/1/23	$ 398,000	$ 408,257
6.125% 6/1/20	661,000	762,627
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	512,792
		37,104,630
TOTAL FINANCIALS		505,237,459
HEALTH CARE - 5.9%
Biotechnology - 1.1%
Amgen, Inc.:
2.2% 5/22/19	5,630,000	5,657,047
3.125% 5/1/25	7,750,000	7,541,231
		13,198,278
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.:
3.734% 12/15/24	3,246,000	3,311,521
4.685% 12/15/44	288,000	291,957
Medtronic, Inc. 3.15% 3/15/22 (b)	4,650,000	4,750,580
		8,354,058
Health Care Providers & Services - 0.8%
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,317,649
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,729,515
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	127,519
4.25% 3/15/43	2,500,000	2,541,010
4.625% 11/15/41	965,000	1,024,485
WellPoint, Inc.:
1.875% 1/15/18	288,000	289,540
2.375% 2/15/17	810,000	825,793
		9,855,511
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	1,980,000	2,002,182
4.15% 2/1/24	248,000	259,878
5.3% 2/1/44	103,000	115,036
		2,377,096
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 3.1%
AbbVie, Inc.:
1.75% 11/6/17	$ 999,000	$ 1,002,494
2.5% 5/14/20	1,885,000	1,883,607
3.2% 11/6/22	1,183,000	1,186,222
3.6% 5/14/25	1,758,000	1,768,349
4.4% 11/6/42	627,000	605,780
4.5% 5/14/35	1,694,000	1,698,618
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,403,252
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,706,000	1,717,688
2.375% 10/8/19 (b)	567,000	574,364
3% 10/8/21 (b)	414,000	422,143
3.375% 10/8/24 (b)	286,000	290,055
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,526,170
Merck & Co., Inc. 2.35% 2/10/22	10,000,000	9,872,360
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,435,771
Zoetis, Inc. 1.875% 2/1/18	123,000	122,983
		37,509,856
TOTAL HEALTH CARE		71,294,799
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	508,000	523,601
L-3 Communications Corp. 3.95% 5/28/24	3,000,000	2,969,121
		3,492,722
Airlines - 0.0%
Aviation Capital Group Corp. 4.625% 1/31/18 (b)	549,000	572,486
Continental Airlines, Inc. 6.648% 3/15/19	33,792	35,036
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	50,141	53,086
8.36% 1/20/19	36,450	39,457
		700,065
Industrial Conglomerates - 1.4%
General Electric Co.:
2.7% 10/9/22	5,000,000	4,998,930
4.125% 10/9/42	434,000	432,310
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Roper Industries, Inc.:
1.85% 11/15/17	$ 4,079,000	$ 4,107,586
2.05% 10/1/18	7,475,000	7,483,275
		17,022,101
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	270,000	271,271
4.65% 11/1/44	559,000	556,202
		827,473
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	957,654
4.4% 3/15/42	2,500,000	2,523,755
		3,481,409
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	408,000	405,450
3.75% 2/1/22	1,086,000	1,094,258
3.875% 4/1/21	3,305,000	3,404,150
		4,903,858
TOTAL INDUSTRIALS		30,427,628
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.9% 3/4/21	2,273,000	2,368,398
Electronic Equipment & Components - 0.6%
Amphenol Corp.:
1.55% 9/15/17	1,404,000	1,408,322
3.125% 9/15/21	264,000	267,933
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	187,926
6.55% 10/1/17	4,758,000	5,302,934
		7,167,115
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
The Western Union Co.:
2.375% 12/10/15	$ 358,000	$ 359,377
2.875% 12/10/17	926,000	951,397
		1,310,774
Software - 0.7%
Oracle Corp.:
3.25% 5/15/30	4,148,000	3,949,738
4.375% 5/15/55	4,148,000	3,978,861
5.375% 7/15/40	240,000	269,111
		8,197,710
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 3.2% 5/13/25	3,897,000	3,930,768
TOTAL INFORMATION TECHNOLOGY		22,974,765
MATERIALS - 1.9%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	5,220,000	5,239,215
Ecolab, Inc. 1.45% 12/8/17	434,000	432,591
Monsanto Co. 4.7% 7/15/64	1,925,000	1,727,125
		7,398,931
Metals & Mining - 1.3%
Alcoa, Inc.:
5.125% 10/1/24	543,000	579,653
5.4% 4/15/21	4,548,000	4,945,950
Anglo American Capital PLC 4.125% 4/15/21 (b)	5,693,000	5,794,535
Corporacion Nacional del Cobre de Chile (Codelco):
4.875% 11/4/44 (b)	200,000	201,825
5.625% 10/18/43 (b)	425,000	477,479
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,625,000	3,405,111
Vale Overseas Ltd. 6.25% 1/23/17	104,000	110,826
		15,515,379
TOTAL MATERIALS		22,914,310
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.:
4.5% 5/15/35	$ 4,270,000	$ 4,031,205
4.75% 5/15/46	2,316,000	2,194,269
5.55% 8/15/41	2,700,000	2,846,651
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,064,847
1.625% 6/28/16	435,000	437,985
2.35% 2/14/19	4,623,000	4,688,457
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	605,147
3.5% 11/1/21	1,420,000	1,474,485
4.5% 9/15/20	13,827,000	15,072,204
4.6% 4/1/21	460,000	503,424
5.012% 8/21/54	6,001,000	5,675,128
6.4% 9/15/33	1,509,000	1,780,620
6.55% 9/15/43	999,000	1,207,941
		41,582,363
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV 2.375% 9/8/16	1,450,000	1,471,765
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,608,150
Vodafone Group PLC 5.625% 2/27/17	5,000,000	5,353,940
		11,433,855
TOTAL TELECOMMUNICATION SERVICES		53,016,218
UTILITIES - 6.2%
Electric Utilities - 3.3%
AmerenUE 6.4% 6/15/17	133,000	147,100
American Electric Power Co., Inc.:
1.65% 12/15/17	2,173,000	2,177,572
2.95% 12/15/22	4,000,000	3,968,452
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	238,825
DPL, Inc. 6.75% 10/1/19 (b)	3,400,000	3,655,000
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	108,895
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,729,576
2.1% 6/15/18	414,000	421,683
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,352,455
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	$ 500,000	$ 580,481
6.4% 9/15/20 (b)	1,310,000	1,538,582
Eversource Energy 1.45% 5/1/18	208,000	206,938
Exelon Corp. 4.9% 6/15/15	2,500,000	2,503,565
FirstEnergy Corp.:
2.75% 3/15/18	699,000	712,705
4.25% 3/15/23	1,919,000	1,972,815
7.375% 11/15/31	6,145,000	7,705,603
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,263,647
Nevada Power Co.:
6.5% 8/1/18	70,000	80,600
6.65% 4/1/36	500,000	662,332
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,237,012
Tampa Electric Co. 6.55% 5/15/36	500,000	662,744
TECO Finance, Inc. 5.15% 3/15/20	114,000	128,002
Xcel Energy, Inc. 4.8% 9/15/41	554,000	596,995
		40,651,579
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (b)	2,000,000	2,101,002
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,765
		2,119,767
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,690,458
Multi-Utilities - 2.4%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,629,975
2.5731% 9/30/66 (d)	7,158,000	6,585,274
7.5% 6/30/66 (d)	145,000	146,450
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	7,200,000	7,195,529
NiSource Finance Corp.:
5.25% 2/15/43	234,000	259,838
5.95% 6/15/41	1,493,000	1,814,780
6.4% 3/15/18	24,000	27,130
Puget Energy, Inc.:
3.65% 5/15/25 (b)	2,935,000	2,952,516
5.625% 7/15/22	4,240,000	4,826,990
6.5% 12/15/20	613,000	729,172
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy:
2.3% 4/1/17	$ 3,024,000	$ 3,081,604
2.875% 10/1/22	224,000	222,195
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	112,759
		29,584,212
TOTAL UTILITIES		76,046,016
TOTAL NONCONVERTIBLE BONDS (Cost $1,054,811,046)		1,071,678,996
U.S. Treasury Obligations - 1.3%

U.S. Treasury Bonds 2.5% 2/15/45 (Cost $16,606,313)	17,393,000	16,017,853
Municipal Securities - 1.6%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	433,686
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	58,444
7.3% 10/1/39	1,485,000	2,141,667
7.5% 4/1/34	1,165,000	1,683,006
7.55% 4/1/39	730,000	1,102,088
7.6% 11/1/40	5,750,000	8,809,058
7.625% 3/1/40	70,000	105,546
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	2,690,000	2,819,819
Series 2012 B, 5.432% 1/1/42	160,000	134,822
6.314% 1/1/44	2,280,000	2,056,879
TOTAL MUNICIPAL SECURITIES (Cost $18,567,236)		19,345,015
Foreign Government and Government Agency Obligations - 0.5%

Brazilian Federative Republic 4.25% 1/7/25	885,000	870,840
Chilean Republic 3.25% 9/14/21	155,000	164,223
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
United Mexican States:
4.75% 3/8/44	$ 4,516,000	$ 4,550,999
5.55% 1/21/45	33,000	37,084
6.05% 1/11/40	116,000	138,040
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,053,395)		5,761,186
Fixed-Income Funds - 4.8%
Shares
Fidelity Specialized High Income Central Fund (e) (Cost $57,568,978)	548,619	58,148,145
Preferred Securities - 0.9%
	Principal Amount
FINANCIALS - 0.9%
Banks - 0.9%
Barclays Bank PLC 7.625% 11/21/22	$ 10,010,000	11,659,440
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d)	102,000	109,248
TOTAL PREFERRED SECURITIES (Cost $11,719,404)		11,768,688
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $19,109,355)	19,109,355	19,109,355
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,184,435,727)		1,201,829,238
NET OTHER ASSETS (LIABILITIES) - 0.9%		10,382,320
NET ASSETS - 100%		$ 1,212,211,558
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,098,130 or 13.6% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,342
Fidelity Specialized High Income Central Fund	2,047,465
Total	$ 2,088,807
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 26,224,559	$ 32,067,287	$ -	$ 58,148,145	7.4%
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,071,678,996	$ -	$ 1,071,678,996	$ -
U.S. Government and Government Agency Obligations	16,017,853	-	16,017,853	-
Municipal Securities	19,345,015	-	19,345,015	-
Foreign Government and Government Agency Obligations	5,761,186	-	5,761,186	-
Fixed-Income Funds	58,148,145	58,148,145	-	-
Preferred Securities	11,768,688	-	11,768,688	-
Money Market Funds	19,109,355	19,109,355	-	-
Total Investments in Securities:	$ 1,201,829,238	$ 77,257,500	$ 1,124,571,738	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,183,923,951. Net unrealized appreciation aggregated $17,905,287, of which $28,445,611 related to appreciated investment securities and $10,540,324 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

May 31, 2015

1.804838.111

IBF-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (b)	$ 2,380	$ 2,394
2.25% 9/3/19 (b)	17,149	17,231
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,610	6,608
3.15% 1/15/20	6,680	6,681
Volkswagen Group of America Finance LLC 2.125% 5/23/19 (b)	3,670	3,692
		36,606
Household Durables - 0.4%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,040
Toll Brothers Finance Corp. 4% 12/31/18	5,175	5,304
		13,344
Media - 2.2%
21st Century Fox America, Inc. 6.9% 3/1/19	5,426	6,382
Comcast Corp.:
4.95% 6/15/16	2,432	2,539
5.15% 3/1/20	4,685	5,327
5.7% 5/15/18	355	399
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000	4,515
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,571
5.875% 10/1/19	287	327
Discovery Communications LLC 3.25% 4/1/23	563	547
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,735
Time Warner Cable, Inc.:
5.85% 5/1/17	8,733	9,375
6.75% 7/1/18	7,189	8,066
8.25% 4/1/19	2,550	3,022
Time Warner, Inc.:
4.875% 3/15/20	5,060	5,603
5.875% 11/15/16	5,025	5,365
Viacom, Inc.:
3.5% 4/1/17	3,145	3,265
6.125% 10/5/17	3,071	3,380
		70,418
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,417
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc. 4.625% 4/15/20	$ 4,793	$ 5,316
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,272
		12,005
TOTAL CONSUMER DISCRETIONARY		132,373
CONSUMER STAPLES - 2.0%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	6,585	6,658
Heineken NV 2.75% 4/1/23 (b)	2,186	2,148
PepsiCo, Inc. 7.9% 11/1/18	5,580	6,738
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	3,580	3,620
2.45% 1/15/17 (b)	8,430	8,590
		27,754
Food & Staples Retailing - 0.2%
CVS Health Corp. 4.125% 5/15/21	4,367	4,759
Walgreen Co. 3.1% 9/15/22	2,519	2,492
		7,251
Food Products - 0.5%
Cargill, Inc.:
3.25% 11/15/21 (b)	4,000	4,163
6% 11/27/17 (b)	781	867
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,216
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,566
William Wrigley Jr. Co. 2% 10/20/17 (b)	2,937	2,974
		15,786
Tobacco - 0.4%
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,540
Reynolds American, Inc.:
3.25% 11/1/22	2,145	2,110
6.75% 6/15/17	3,818	4,202
		13,852
TOTAL CONSUMER STAPLES		64,643
ENERGY - 6.1%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 5.35% 3/15/20 (b)	4,118	4,196
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	$ 5,067	$ 5,836
Halliburton Co. 6.15% 9/15/19	2,601	3,024
Nabors Industries, Inc. 2.35% 9/15/16	1,770	1,776
Noble Holding International Ltd.:
2.5% 3/15/17	1,741	1,743
4% 3/16/18	243	250
5.95% 4/1/25	1,552	1,568
Petrofac Ltd. 3.4% 10/10/18 (b)	4,400	4,382
		22,775
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	395
6.375% 9/15/17	3,957	4,370
BG Energy Capital PLC 2.875% 10/15/16 (b)	4,300	4,404
Boardwalk Pipelines LP 4.95% 12/15/24	4,140	4,162
BP Capital Markets PLC:
2.315% 2/13/20	4,980	5,012
2.521% 1/15/20	3,410	3,475
3.2% 3/11/16	4,270	4,354
3.245% 5/6/22	4,160	4,220
Canadian Natural Resources Ltd. 3.9% 2/1/25	3,400	3,430
Cenovus Energy, Inc. 5.7% 10/15/19	7,250	8,143
Columbia Pipeline Group, Inc. 3.3% 6/1/20 (b)	2,172	2,193
ConocoPhillips Co. 2.2% 5/15/20	2,031	2,035
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,869
2.7% 4/1/19	1,120	1,063
3.875% 3/15/23	3,530	3,369
Devon Energy Corp. 2.25% 12/15/18	3,355	3,387
Duke Energy Field Services 5.375% 10/15/15 (b)	1,581	1,595
El Paso Natural Gas Co. 5.95% 4/15/17	178	191
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,499
Enterprise Products Operating LP:
2.55% 10/15/19	693	701
4.05% 2/15/22	4,350	4,588
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	170	178
Kinder Morgan Energy Partners LP 2.65% 2/1/19	4,636	4,633
Kinder Morgan, Inc. 2% 12/1/17	1,246	1,249
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
MPLX LP 4% 2/15/25	$ 500	$ 499
Petro-Canada 6.05% 5/15/18	1,874	2,106
Petrobras Global Finance BV 4.375% 5/20/23	8,700	7,765
Petroleos Mexicanos:
3.125% 1/23/19	521	530
3.5% 1/30/23	3,205	3,097
4.875% 1/24/22	4,300	4,520
4.875% 1/18/24	3,680	3,838
Phillips 66 Co. 2.95% 5/1/17	8,400	8,654
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	4,350	4,358
3.95% 9/15/15	2,551	2,574
5.75% 1/15/20	6,268	7,104
Schlumberger Investment SA 1.25% 8/1/17 (b)	6,000	6,004
Shell International Finance BV 2.125% 5/11/20	4,895	4,915
Southeast Supply Header LLC 4.25% 6/15/24 (b)	3,066	3,073
Southwestern Energy Co. 4.05% 1/23/20	2,364	2,448
Spectra Energy Capital, LLC 5.65% 3/1/20	237	260
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,243
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	977
4.55% 6/24/24	4,547	4,644
Total Capital International SA 2.125% 1/10/19	8,195	8,339
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,794
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,565
5.375% 6/1/21	4,300	4,765
Williams Partners LP 4.3% 3/4/24	4,990	5,105
		176,710
TOTAL ENERGY		199,485
FINANCIALS - 22.3%
Banks - 10.3%
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,100	4,157
Bank of America Corp.:
2% 1/11/18	3,000	3,021
2.65% 4/1/19	7,598	7,731
3.875% 3/22/17	326	340
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
4.2% 8/26/24	$ 3,440	$ 3,488
4.25% 10/22/26	3,412	3,426
5.75% 12/1/17	6,840	7,502
5.875% 1/5/21	5,905	6,812
Bank of America NA 5.3% 3/15/17	1,267	1,349
Bank of Montreal 2.5% 1/11/17	4,210	4,322
Bank of Nova Scotia 2.8% 7/21/21	3,440	3,509
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	4,760	4,760
2.3% 3/5/20 (b)	3,320	3,334
Barclays Bank PLC 2.5% 2/20/19	2,100	2,138
Barclays PLC 2.75% 11/8/19	2,863	2,894
BNP Paribas 2.375% 9/14/17	6,400	6,523
BNP Paribas SA 2.45% 3/17/19	3,370	3,429
Capital One Bank NA 2.25% 2/13/19	6,545	6,554
Capital One NA 2.95% 7/23/21	3,430	3,434
CIT Group, Inc. 3.875% 2/19/19	7,345	7,363
Citigroup, Inc.:
1.75% 5/1/18	6,000	5,997
2.55% 4/8/19	11,680	11,838
6.125% 5/15/18	100	112
Citizens Bank NA 2.45% 12/4/19	6,790	6,847
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	1,271	1,314
Comerica, Inc. 2.125% 5/23/19	2,052	2,048
Commonwealth Bank of Australia:
1.125% 3/13/17	5,000	5,014
2.25% 3/13/19	8,340	8,443
2.3% 9/6/19	3,440	3,468
Credit Suisse AG 6% 2/15/18	9,794	10,813
Credit Suisse New York Branch 3% 10/29/21	3,500	3,521
Discover Bank 2% 2/21/18	8,400	8,410
Fifth Third Bancorp 4.5% 6/1/18	440	473
HBOS PLC 6.75% 5/21/18 (b)	3,004	3,350
HSBC Bank PLC 1.5% 5/15/18 (b)	3,890	3,877
HSBC Holdings PLC:
4% 3/30/22	3,778	4,045
5.1% 4/5/21	4,270	4,832
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,853
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Huntington National Bank 2.2% 4/1/19	$ 4,985	$ 4,979
Intesa Sanpaolo SpA 2.375% 1/13/17	6,760	6,818
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,452
2.35% 1/28/19	7,995	8,090
3.875% 9/10/24	5,168	5,187
4.125% 12/15/26	5,070	5,106
4.5% 1/24/22	4,210	4,596
JPMorgan Chase Bank 6% 10/1/17	12,071	13,291
KeyBank NA 1.65% 2/1/18	2,625	2,632
KeyCorp. 5.1% 3/24/21	4,303	4,845
Marshall & Ilsley Bank 5% 1/17/17	5,254	5,528
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (b)	5,070	5,131
Mizuho Bank Ltd.:
1.55% 10/17/17 (b)	7,500	7,495
2.4% 3/26/20 (b)	6,705	6,744
MUFG Americas Holdings Corp.:
1.625% 2/9/18	977	977
2.25% 2/10/20	3,292	3,282
Nordea Bank AB 2.375% 4/4/19 (b)	3,360	3,406
PNC Bank NA 2.2% 1/28/19	3,285	3,319
Rabobank Nederland New York Branch 2.25% 1/14/19	6,560	6,656
Regions Bank 7.5% 5/15/18	1,200	1,384
Regions Financial Corp.:
2% 5/15/18	3,910	3,910
5.75% 6/15/15	31	31
Royal Bank of Canada 1.5% 1/16/18	8,080	8,092
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,266
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,072
SunTrust Bank 2.75% 5/1/23	4,300	4,210
The Toronto Dominion Bank 2.625% 9/10/18	5,842	6,054
U.S. Bank NA 1.35% 1/26/18	5,010	5,019
Wachovia Bank NA 6% 11/15/17	5,655	6,269
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,142
3% 1/22/21	6,034	6,201
		335,964
Capital Markets - 3.2%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,822
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Deutsche Bank AG London Branch 2.5% 2/13/19	$ 8,876	$ 9,006
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,080
2.625% 1/31/19	7,920	8,070
5.95% 1/18/18	10,163	11,234
6.15% 4/1/18	3,044	3,397
Lazard Group LLC:
4.25% 11/14/20	1,723	1,829
6.85% 6/15/17	935	1,025
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,549
6.875% 4/25/18	5,859	6,672
Morgan Stanley:
2.125% 4/25/18	3,910	3,941
2.375% 7/23/19	3,430	3,447
2.5% 1/24/19	9,985	10,108
2.65% 1/27/20	5,010	5,060
4.875% 11/1/22	3,010	3,243
5.45% 1/9/17	1,019	1,084
5.625% 9/23/19	933	1,055
5.75% 1/25/21	4,378	5,053
5.95% 12/28/17	2,475	2,734
6.625% 4/1/18	653	739
7.3% 5/13/19	3,668	4,346
UBS AG Stamford Branch:
1.375% 6/1/17	2,431	2,424
1.8% 3/26/18	4,881	4,884
2.375% 8/14/19	5,170	5,202
		104,004
Consumer Finance - 1.1%
Capital One Financial Corp. 2.45% 4/24/19	2,760	2,785
Discover Financial Services:
3.85% 11/21/22	196	200
5.2% 4/27/22	710	777
6.45% 6/12/17	2,977	3,257
Ford Motor Credit Co. LLC:
1.7% 5/9/16	4,000	4,023
4.25% 9/20/22	4,080	4,335
General Electric Capital Corp. 6.375% 11/15/67 (d)	5,670	6,180
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
2.125% 10/2/17 (b)	$ 1,463	$ 1,478
2.55% 2/6/19 (b)	2,513	2,554
2.875% 8/9/18 (b)	1,665	1,720
Hyundai Capital America Mtn Be 144A 2.6% 3/19/20 (b)	6,620	6,678
Synchrony Financial:
1.875% 8/15/17	822	825
3% 8/15/19	1,208	1,230
		36,042
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 3.85% 2/1/25	2,929	2,904
Insurance - 2.7%
AIA Group Ltd. 2.25% 3/11/19 (b)	743	743
American International Group, Inc.:
4.875% 6/1/22	4,038	4,500
5.85% 1/16/18	4,037	4,471
Aon Corp. 5% 9/30/20	4,000	4,457
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	1,929	1,948
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,118
5.375% 3/15/17	149	160
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	4,280	4,707
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,632
4.8% 7/15/21	3,265	3,638
Metropolitan Life Global Funding I:
1.5% 1/10/18 (b)	9,444	9,439
2.3% 4/10/19 (b)	8,370	8,469
Pacific LifeCorp 6% 2/10/20 (b)	2,213	2,519
Prudential Financial, Inc.:
3.5% 5/15/24	3,345	3,374
4.5% 11/15/20	4,820	5,323
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,640	6,861
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	4,303	4,586
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	980	998
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Unum Group:
4% 3/15/24	$ 3,330	$ 3,452
5.625% 9/15/20	5,021	5,696
7.125% 9/30/16	4,802	5,163
		86,254
Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	722
4.6% 4/1/22	1,262	1,344
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,583	1,670
4.2% 12/15/23	6,745	7,218
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,082
Camden Property Trust 4.25% 1/15/24	2,807	2,967
DDR Corp.:
3.625% 2/1/25	1,578	1,546
4.625% 7/15/22	1,318	1,411
4.75% 4/15/18	3,000	3,207
7.5% 4/1/17	2,748	3,031
Duke Realty LP:
3.625% 4/15/23	1,976	1,997
3.875% 10/15/22	3,009	3,110
6.75% 3/15/20	291	343
8.25% 8/15/19	57	70
Equity One, Inc.:
3.75% 11/15/22	8,200	8,219
6% 9/15/17	3,451	3,761
6.25% 1/15/17	545	584
ERP Operating LP:
3.375% 6/1/25	4,900	4,935
4.625% 12/15/21	3,194	3,524
4.75% 7/15/20	2,996	3,331
Federal Realty Investment Trust 5.9% 4/1/20	42	48
HCP, Inc. 4.25% 11/15/23	5,100	5,238
Health Care REIT, Inc.:
2.25% 3/15/18	1,651	1,672
4% 6/1/25	3,694	3,745
HRPT Properties Trust:
6.25% 6/15/17	1,361	1,449
6.65% 1/15/18	792	855
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp. 3.2% 5/1/21	$ 5,040	$ 5,142
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,214
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (b)	1,111	1,110
4.5% 4/1/27 (b)	3,298	3,239
4.95% 4/1/24	1,104	1,151
Select Income (REIT) 2.85% 2/1/18	1,609	1,631
Simon Property Group LP 2.2% 2/1/19	3,118	3,165
		86,731
Real Estate Management & Development - 2.2%
BioMed Realty LP:
3.85% 4/15/16	8,587	8,767
6.125% 4/15/20	1,521	1,735
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,130
5.7% 5/1/17	2,338	2,504
Corporate Office Properties LP 3.7% 6/15/21	2,256	2,252
Essex Portfolio LP:
3.875% 5/1/24	2,403	2,481
5.5% 3/15/17	3,558	3,814
Liberty Property LP:
4.125% 6/15/22	1,971	2,043
4.75% 10/1/20	7,111	7,720
5.5% 12/15/16	1,941	2,055
6.625% 10/1/17	2,744	3,037
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,903
4.5% 4/18/22	1,234	1,233
7.75% 8/15/19	539	625
Mid-America Apartments LP 4.3% 10/15/23	696	731
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,669
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	2,195	2,321
Regency Centers LP:
3.75% 6/15/24	2,349	2,386
5.875% 6/15/17	1,727	1,877
Tanger Properties LP:
3.75% 12/1/24	2,350	2,370
6.125% 6/1/20	4,208	4,855
Ventas Realty LP 1.25% 4/17/17	1,643	1,642
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	$ 2,589	$ 2,613
Washington Prime Group LP 3.85% 4/1/20 (b)	4,940	5,012
		71,775
TOTAL FINANCIALS		723,674
HEALTH CARE - 2.9%
Biotechnology - 0.3%
Amgen, Inc.:
2.125% 5/1/20	3,530	3,484
2.2% 5/22/19	2,820	2,834
5.85% 6/1/17	3,264	3,555
Celgene Corp. 2.45% 10/15/15	472	475
		10,348
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	1,021	1,036
Medtronic, Inc. 2.5% 3/15/20 (b)	6,790	6,883
Zimmer Holdings, Inc. 1.45% 4/1/17	6,268	6,286
		14,205
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22	597	591
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,133
Express Scripts, Inc. 3.125% 5/15/16	3,905	3,982
McKesson Corp. 2.284% 3/15/19	3,330	3,351
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,252
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	846
2.75% 2/15/23	684	683
3.875% 10/15/20	5,296	5,762
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,285
4.35% 8/15/20	5,502	6,030
		38,915
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,452
4.15% 2/1/24	918	962
		4,414
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.9%
AbbVie, Inc.:
2.5% 5/14/20	$ 5,045	$ 5,041
2.9% 11/6/22	4,110	4,040
3.2% 11/6/22	3,165	3,174
Actavis Funding SCS:
2.35% 3/12/18	5,020	5,077
3% 3/12/20	2,840	2,876
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)	2,417	2,448
3% 10/8/21 (b)	1,764	1,799
Perrigo Co. PLC 1.3% 11/8/16	911	910
Perrigo Finance PLC 3.5% 12/15/21	833	850
Zoetis, Inc. 3.25% 2/1/23	1,553	1,520
		27,735
TOTAL HEALTH CARE		95,617
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	2,162	2,228
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	981	1,017
6.795% 2/2/20	40	42
6.9% 7/2/19	419	441
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,452	1,537
8.36% 1/20/19	1,056	1,144
		4,181
Industrial Conglomerates - 0.6%
Covidien International Finance SA 6% 10/15/17	3,234	3,587
General Electric Co.:
2.7% 10/9/22	3,340	3,339
3.375% 3/11/24	5,802	6,056
Roper Industries, Inc. 2.05% 10/1/18	5,730	5,736
		18,718
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	$ 8,200	$ 8,180
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	928
		9,108
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,480
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.875% 4/1/21	3,200	3,296
4.75% 3/1/20	2,913	3,110
		6,406
TOTAL INDUSTRIALS		45,121
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	1,119	1,136
Tyco Electronics Group SA 6.55% 10/1/17	2,606	2,904
		4,040
IT Services - 0.2%
MasterCard, Inc. 3.375% 4/1/24	4,969	5,174
Software - 0.5%
Oracle Corp.:
2.5% 5/15/22	8,220	8,096
3.875% 7/15/20	6,900	7,522
		15,618
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1% 5/3/18	11,730	11,626
2.85% 5/6/21	5,040	5,178
		16,804
TOTAL INFORMATION TECHNOLOGY		41,636
MATERIALS - 1.2%
Chemicals - 0.6%
Albemarle Corp. U.S. 3% 12/1/19	4,421	4,456
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.45% 5/1/20 (b)	2,969	2,995
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Ecolab, Inc. 1.45% 12/8/17	$ 2,207	$ 2,200
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,343
The Mosaic Co. 4.25% 11/15/23	5,095	5,370
		19,364
Metals & Mining - 0.6%
Anglo American Capital PLC:
4.125% 4/15/21 (b)	3,440	3,501
9.375% 4/8/19 (b)	3,822	4,727
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	4,300	4,516
Freeport-McMoRan, Inc. 3.875% 3/15/23	5,260	4,941
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,202
		20,887
TOTAL MATERIALS		40,251
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.45% 6/30/20	2,237	2,214
3% 6/30/22	4,920	4,837
3.4% 5/15/25	4,920	4,767
British Telecommunications PLC:
1.625% 6/28/16	2,146	2,161
2.35% 2/14/19	1,992	2,020
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,169
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	6,407	6,536
Verizon Communications, Inc. 5.15% 9/15/23	4,000	4,468
		31,172
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 2.375% 9/8/16	4,330	4,395
Rogers Communications, Inc. 4.1% 10/1/23	3,500	3,667
Vodafone Group PLC 1.5% 2/19/18	4,000	3,976
		12,038
TOTAL TELECOMMUNICATION SERVICES		43,210
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 3.4%
Electric Utilities - 1.9%
AmerenUE 6.4% 6/15/17	$ 3,867	$ 4,277
Commonwealth Edison Co. 4% 8/1/20	4,400	4,771
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	369	433
Edison International 3.75% 9/15/17	2,938	3,097
Eversource Energy 2.8% 5/1/23	4,679	4,577
FirstEnergy Corp.:
2.75% 3/15/18	3,372	3,438
4.25% 3/15/23	4,000	4,112
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,749
6.5% 8/1/18	2,033	2,341
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	689
3.25% 6/15/23	3,750	3,823
Pennsylvania Electric Co. 6.05% 9/1/17	844	924
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,548
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,389
Tampa Electric Co. 5.4% 5/15/21	1,635	1,893
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,919
Virginia Electric & Power Co. 3.45% 2/15/24	4,960	5,173
Wisconsin Electric Power Co. 2.95% 9/15/21	768	791
		59,964
Gas Utilities - 0.2%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,381
Texas Eastern Transmission LP 6% 9/15/17 (b)	5,603	6,143
		7,524
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 2.375% 6/1/20	2,294	2,301
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	455	507
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,129
Dominion Resources, Inc.:
2.5731% 9/30/66 (d)	4,542	4,179
7.5% 6/30/66 (d)	4,221	4,263
NiSource Finance Corp.:
3.85% 2/15/23	4,300	4,508
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.45% 9/15/20	$ 313	$ 358
6.4% 3/15/18	684	773
PG&E Corp. 2.4% 3/1/19	489	494
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,795
Sempra Energy:
2.3% 4/1/17	9,715	9,900
2.875% 10/1/22	1,677	1,663
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	3,383	3,260
		39,829
TOTAL UTILITIES		109,618
TOTAL NONCONVERTIBLE BONDS (Cost $1,434,174)		1,495,628
U.S. Government and Government Agency Obligations - 31.9%

U.S. Government Agency Obligations - 3.2%
Fannie Mae:
1.5% 6/22/20	30,194	30,030
1.75% 11/26/19	14,259	14,413
1.875% 9/18/18	30,174	30,913
Freddie Mac:
0.75% 7/14/17	566	566
0.75% 1/12/18	11,047	11,006
1% 9/29/17	17,110	17,174
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		104,102
U.S. Treasury Obligations - 28.7%
U.S. Treasury Notes:
0.875% 4/30/17 (c)	112,760	113,394
0.875% 10/15/17	5,230	5,245
1% 5/15/18	61	61
1% 5/31/18	68,810	68,896
1.5% 12/31/18	21,300	21,560
1.5% 1/31/19	18,618	18,833
1.625% 4/30/19	179,918	182,518
1.625% 6/30/19	61,324	62,115
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 2/28/22	$ 190,980	$ 189,584
2.25% 3/31/21	102,230	105,361
2.375% 8/15/24	160,980	164,766
TOTAL U.S. TREASURY OBLIGATIONS		932,333
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,024,719)		1,036,435
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 0.8%
2.271% 3/1/40 (d)	734	783
2.274% 11/1/36 (d)	755	804
2.31% 12/1/39 (d)	314	336
2.361% 4/1/35 (d)	1,846	1,965
2.384% 7/1/35 (d)	387	413
2.391% 12/1/33 (d)	3,174	3,403
2.542% 6/1/42 (d)	465	482
2.96% 11/1/40 (d)	269	283
2.982% 9/1/41 (d)	321	337
3.059% 10/1/41 (d)	121	126
3.237% 7/1/41 (d)	516	547
3.308% 10/1/41 (d)	256	270
3.554% 7/1/41 (d)	525	558
5.5% 10/1/17 to 6/1/36	10,863	11,979
6.5% 8/1/16 to 8/1/36	3,628	4,236
7% 7/1/25 to 2/1/32	14	16
7.5% 11/1/22 to 8/1/29	167	193
TOTAL FANNIE MAE		26,731
Freddie Mac - 0.7%
3% 8/1/21	3,389	3,540
3.231% 9/1/41 (d)	310	325
3.242% 4/1/41 (d)	329	347
3.296% 6/1/41 (d)	372	394
3.47% 5/1/41 (d)	354	374
3.622% 6/1/41 (d)	516	548
3.705% 5/1/41 (d)	444	472
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 8/1/18	$ 1,737	$ 1,811
5% 3/1/19	2,430	2,548
5.5% 3/1/34 to 7/1/35	11,090	12,538
7.5% 7/1/27 to 1/1/33	44	52
TOTAL FREDDIE MAC		22,949
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	2,200	2,599
7.5% 3/15/28	0*	0*
8% 7/15/17 to 5/15/22	176	184
TOTAL GINNIE MAE		2,783
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $50,542)		52,463
Asset-Backed Securities - 5.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6513% 4/25/35 (d)	299	267
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8348% 3/25/34 (d)	220	212
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,023
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,539
Series 2014-4 Class A2, 1.43% 6/17/19	6,850	6,879
Series 2014-5 Class A2, 1.6% 10/15/19	650	654
Series 2015-3 Class A, 1.6% 5/15/20	8,120	8,130
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	6,251	6,263
Series 2014-3 Class A, 1.49% 4/15/20	12,338	12,433
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3, 0.9% 9/10/18	4,923	4,928
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2238% 12/25/33 (d)	23	21
Series 2004-R2 Class M3, 1.0063% 4/25/34 (d)	40	29
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9613% 3/25/34 (d)	22	20
Series 2004-W11 Class M2, 1.2348% 11/25/34 (d)	253	247
Series 2004-W7 Class M1, 1.0063% 5/25/34 (d)	968	927
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (d)	$ 525	$ 189
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0098% 4/25/34 (d)	787	721
Series 2006-HE2 Class M1, 0.5513% 3/25/36 (d)	17	1
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3098% 2/25/35 (d)	1,837	1,596
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	9,503	9,518
Series 2014-A5 Class A, 1.48% 7/15/20	10,190	10,259
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3213% 12/25/36 (d)	812	539
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (b)	792	793
Chase Issuance Trust Series 2014-A7 Class A, 1.38% 11/15/19	8,520	8,552
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6398% 4/25/34 (d)	33	28
Series 2004-4 Class M2, 0.9798% 6/25/34 (d)	49	45
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	11,890	11,943
Fannie Mae Series 2004-T5 Class AB3, 1.0669% 5/28/35 (d)	18	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3563% 8/25/34 (d)	208	193
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (b)	12,535	12,734
Series 2015-1 Class A, 2.12% 7/15/26 (b)	7,657	7,700
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,820
Series 2012-5 Class A, 1.49% 9/15/19	8,350	8,384
Series 2013-1 Class A1, 0.85% 1/15/18	8,690	8,701
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9163% 1/25/35 (d)	427	361
Class M4, 1.2013% 1/25/35 (d)	157	100
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (b)(d)	748	698
GE Business Loan Trust:
Series 2003-1 Class A, 0.6156% 4/15/31 (b)(d)	15	15
Series 2006-2A:
Class A, 0.3656% 11/15/34 (b)(d)	676	647
Class B, 0.4656% 11/15/34 (b)(d)	245	227
Class C, 0.5656% 11/15/34 (b)(d)	406	345
Class D, 0.9356% 11/15/34 (b)(d)	154	127
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	$ 5,774	$ 5,780
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	218	7
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5048% 8/25/33 (d)	204	192
Series 2003-3 Class M1, 1.4748% 8/25/33 (d)	210	202
Series 2003-5 Class A2, 0.8848% 12/25/33 (d)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (d)	766	488
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4813% 7/25/36 (d)	141	64
Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (d)	297	295
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5986% 12/27/29 (d)	75	75
Series 2006-A Class 2C, 1.4186% 3/27/42 (d)	2,280	1,140
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4848% 5/25/37 (d)	168	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9348% 7/25/34 (d)	89	68
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1598% 7/25/34 (d)	254	232
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (d)	191	180
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (d)	1,059	1,022
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (d)	26	24
Series 2004-HE7 Class B3, 5.4313% 8/25/34 (d)	186	43
Series 2005-NC1 Class M1, 0.8448% 1/25/35 (d)	145	136
Series 2005-NC2 Class B1, 1.9363% 3/25/35 (d)	110	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6948% 9/25/35 (d)	642	563
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (d)	240	226
Class M4, 2.3598% 9/25/34 (d)	308	144
Series 2005-WCH1 Class M4, 1.4298% 1/25/36 (d)	665	594
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9848% 4/25/33 (d)	2	2
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	1,940	1,958
Series 2014-4 Class B, 1.82% 5/15/19	3,216	3,220
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9688% 3/25/35 (d)	381	349
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2206% 6/15/33 (d)	$ 327	$ 317
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9098% 9/25/34 (d)	32	28
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (d)	168	146
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8308% 4/6/42 (b)(d)	1,820	983
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	4,957	4,949
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (b)(d)	806	805
TOTAL ASSET-BACKED SECURITIES (Cost $162,130)		169,074
Collateralized Mortgage Obligations - 3.3%

Private Sponsor - 0.7%
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.284% 12/20/54 (d)	151	149
Series 2006-1A:
Class A5, 0.324% 12/20/54 (b)(d)	3,797	3,773
Class C2, 1.384% 12/20/54 (b)(d)	3,085	3,036
Series 2006-2 Class C1, 1.124% 12/20/54 (d)	2,445	2,397
Series 2006-3 Class C2, 1.184% 12/20/54 (d)	506	497
Series 2006-4:
Class B1, 0.364% 12/20/54 (d)	2,386	2,352
Class C1, 0.944% 12/20/54 (d)	1,459	1,422
Class M1, 0.524% 12/20/54 (d)	629	612
Series 2007-1:
Class 1C1, 0.784% 12/20/54 (d)	1,115	1,077
Class 1M1, 0.484% 12/20/54 (d)	754	731
Class 2C1, 1.044% 12/20/54 (d)	506	496
Class 2M1, 0.684% 12/20/54 (d)	969	948
Series 2007-2 Class 2C1, 1.0434% 12/17/54 (d)	1,341	1,313
Granite Mortgages Series 2003-2 Class 1A3, 0.7751% 7/20/43 (d)	616	616
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7251% 1/20/44 (d)	194	194
Series 2004-1 Class 2A1, 0.5903% 3/20/44 (d)	3,120	3,110
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3948% 5/25/47 (d)	190	178
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (d)	$ 409	$ 373
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.531% 6/10/35 (b)(d)	261	238
Class B6, 3.031% 6/10/35 (b)(d)	72	67
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (d)	11	11
TOTAL PRIVATE SPONSOR		23,590
U.S. Government Agency - 2.6%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	2,921	3,106
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	31	32
Series 2015-28 Class P, 2.5% 5/25/45	19,830	20,296
Series 2010-123 Class DL, 3.5% 11/25/25	731	753
Series 2010-143 Class B, 3.5% 12/25/25	1,349	1,398
Series 2013-16 Class GP, 3% 3/25/33	17,127	17,928
Series 2015-28 Class JE, 3% 5/25/45	15,307	15,952
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	94	97
Series 2363 Class PF, 6% 9/15/16	91	93
Series 2425 Class JH, 6% 3/15/17	137	142
Series 3820 Class DA, 4% 11/15/35	2,224	2,362
Series 4176 Class BA, 3% 2/15/33	3,243	3,367
Series 3777 Class AC, 3.5% 12/15/25	4,089	4,334
Series 3949 Class MK, 4.5% 10/15/34	1,793	1,953
Series 4181 Class LA, 3% 3/15/37	4,706	4,891
Series 4221-CLS Class GA, 1.4% 7/15/23	7,425	7,423
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	259	263
TOTAL U.S. GOVERNMENT AGENCY		84,390
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $94,844)		107,980
Commercial Mortgage Securities - 7.1%
	Principal Amount (000s)	Value (000s)
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	$ 3,568	$ 3,672
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5708% 2/14/43 (d)(f)	315	5
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.8986% 5/10/45 (d)	36	36
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,442
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	5,748	5,981
Series 2006-6 Class E, 5.619% 10/10/45 (b)	697	105
Series 2007-3:
Class A3, 5.7354% 6/10/49 (d)	1,434	1,434
Class A4, 5.7354% 6/10/49 (d)	2,153	2,282
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4598% 12/25/33 (b)(d)	25	23
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (b)(d)	365	325
Class B1, 1.5848% 1/25/36 (b)(d)	24	14
Class M1, 0.6348% 1/25/36 (b)(d)	118	95
Class M2, 0.6548% 1/25/36 (b)(d)	56	44
Class M3, 0.6848% 1/25/36 (b)(d)	52	39
Class M4, 0.7948% 1/25/36 (b)(d)	45	33
Class M5, 0.8348% 1/25/36 (b)(d)	45	33
Class M6, 0.8848% 1/25/36 (b)(d)	48	32
Series 2006-3A Class M4, 0.6148% 10/25/36 (b)(d)	30	3
Series 2007-1 Class A2, 0.4548% 3/25/37 (b)(d)	294	247
Series 2007-2A:
Class A1, 0.4548% 7/25/37 (b)(d)	299	261
Class A2, 0.5048% 7/25/37 (b)(d)	280	237
Class M1, 0.5548% 7/25/37 (b)(d)	130	98
Class M2, 0.5948% 7/25/37 (b)(d)	71	46
Class M3, 0.6748% 7/25/37 (b)(d)	54	22
Series 2007-3:
Class A2, 0.4748% 7/25/37 (b)(d)	230	192
Class M1, 0.4948% 7/25/37 (b)(d)	78	59
Class M2, 0.5248% 7/25/37 (b)(d)	83	56
Class M3, 0.5548% 7/25/37 (b)(d)	131	53
Class M4, 0.6848% 7/25/37 (b)(d)	156	45
Class M5, 0.7848% 7/25/37 (b)(d)	99	17
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A Class M1, 1.1313% 9/25/37 (b)(d)	$ 152	$ 31
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	3,228	40
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	5,212	5,438
Series 2006-T22 Class A1A, 5.7581% 4/12/38 (d)	5,353	5,483
Series 2006-PW12 Class A1A, 5.8805% 9/11/38 (d)	4,515	4,666
Series 2007-PW18 Class X2, 0.4438% 6/11/50 (b)(d)(f)	55,564	124
Series 2007-T28 Class X2, 0.3068% 9/11/42 (b)(d)(f)	34,606	26
C-BASS Trust floater Series 2006-SC1 Class A, 0.4513% 5/25/36 (b)(d)	153	146
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	6,013	6,488
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (b)	4,927	5,049
Class D, 3.768% 4/10/28 (b)(d)	1,568	1,607
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A1A, 5.425% 10/15/49	1,913	2,007
Series 2013-GC11 Class A1, 0.754% 4/10/46	1,827	1,819
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	110	111
Series 2006-CD2 Class A1B, 5.4797% 1/15/46 (d)	8,677	8,827
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	1,348	1,318
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,927
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	7,077
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0356% 4/15/17 (b)(d)	57	57
sequential payer:
Series 2006-C7 Class A1A, 5.9288% 6/10/46 (d)	4,361	4,508
Series 2006-C8 Class A4, 5.306% 12/10/46	4,933	5,169
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	2,414	2,556
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust sequential payer: - continued
Series 2007-C3 Class A4, 5.8901% 6/15/39 (d)	$ 431	$ 459
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	3	0
CSMC Series 2015-TOWN:
Class B, 2.0815% 3/15/17 (b)(d)	615	615
Class C, 2.4315% 3/15/17 (b)(d)	599	599
Class D, 3.3815% 3/15/17 (b)(d)	907	908
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.981% 12/5/31 (b)(d)	3,024	3,015
Class A2FL, 0.881% 12/5/31 (b)(d)	4,180	4,163
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)	6,240	6,371
Class CFX, 3.3822% 12/15/19 (b)	2,801	2,813
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,174	8,550
Series 2006-C1 Class A1A, 5.4499% 3/10/44 (d)	3,273	3,325
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	6,514	6,874
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1A, 5.556% 4/10/38 (d)	2,912	2,951
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	1,030	1,047
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,722	1,805
Series 2011-GC5 Class A1, 1.468% 8/10/44	275	275
Series 2012-GC6 Class A1, 1.282% 1/10/45	321	322
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	750	760
Class DFX, 4.4065% 11/5/30 (b)	5,778	5,871
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4656% 11/15/18 (b)(d)	76	75
Class F, 0.5156% 11/15/18 (b)(d)	201	196
Class G, 0.5456% 11/15/18 (b)(d)	174	168
Class H, 0.6856% 11/15/18 (b)(d)	134	129
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	1,153	1,187
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	678	704
Series 2007-LD11 Class A4, 5.9618% 6/15/49 (d)	139	148
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LDPX Class A3, 5.42% 1/15/49	$ 3,101	$ 3,272
Series 2006-LDP7 Class A1A, 6.057% 4/15/45 (d)	6,729	7,009
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A2, 5.3% 11/15/38	492	495
Series 2007-C1 Class A4, 5.424% 2/15/40	149	158
Series 2007-C2 Class A3, 5.43% 2/15/40	475	503
Series 2007-C7 Class A3, 5.866% 9/15/45	2,001	2,185
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.4484% 11/12/37 (d)	1,550	1,567
Series 2005-LC1 Class F, 5.6028% 1/12/44 (b)(d)	1,050	1,036
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	4,714	4,919
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	196	198
Series 2007-5 Class A4, 5.378% 8/12/48	44	46
Series 2007-9 Class A4, 5.7% 9/12/49	315	337
Series 2007-6 Class B, 5.635% 3/12/51 (d)	1,207	376
Series 2007-7 Class B, 5.9342% 6/12/50 (d)	43	2
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.386% 7/15/19 (b)(d)	161	161
Series 2007-XLFA:
Class D, 0.3715% 10/15/20 (b)(d)	299	296
Class E, 0.4315% 10/15/20 (b)(d)	376	372
Class F, 0.4815% 10/15/20 (b)(d)	225	222
Class G, 0.5215% 10/15/20 (b)(d)	279	273
Class H, 0.6115% 10/15/20 (b)(d)	176	169
Class J, 0.7615% 10/15/20 (b)(d)	101	92
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	3,258	3,357
Series 2006-IQ11 Class A1A, 5.8201% 10/15/42 (d)	5,674	5,811
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	249	256
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	159	52
SCG Trust Series 2013-SRP1 Class A, 1.5815% 11/15/26 (b)(d)	3,591	3,592
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,516
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A:
Class G, 0.5456% 9/15/21 (b)(d)	$ 71	$ 70
Class J, 0.7856% 9/15/21 (b)(d)	178	169
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,717	2,863
Series 2007-C30 Class A5, 5.342% 12/15/43	9,961	10,502
Series 2007-C32 Class A3, 5.9027% 6/15/49 (d)	2,049	2,180
Series 2007-C33 Class A5, 6.1503% 2/15/51 (d)	799	868
Series 2006-C23 Class A1A, 5.422% 1/15/45	5,805	5,907
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	3,143	3,214
Series 2006-C25 Class A1A, 5.7074% 5/15/43 (d)	4,574	4,717
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	3,806	3,952
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	3,066	3,188
Series 2007-C31 Class C, 5.8609% 4/15/47 (d)	332	325
Series 2007-C31A Class A2, 5.421% 4/15/47	451	451
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,890
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $226,654)		229,303
Municipal Securities - 0.4%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $11,658)	10,620	11,528
Foreign Government and Government Agency Obligations - 0.8%

New Brunswick Province 2.75% 6/15/18	8,700	9,102
Ontario Province 1.875% 5/21/20	16,270	16,340
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,951)		25,442
Supranational Obligations - 0.2%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $5,808)	5,818	5,816
Bank Notes - 0.3%
	Principal Amount (000s)	Value (000s)
Discover Bank (Delaware) 3.2% 8/9/21	$ 3,500	$ 3,490
Fifth Third Bank 2.875% 10/1/21	3,440	3,448
Union Bank NA 2.125% 6/16/17	4,300	4,366
TOTAL BANK NOTES (Cost $11,211)		11,304
Fixed-Income Funds - 2.4%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $75,707)	734,839	77,886
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.15% (a) (Cost $19,609)	19,608,749	$ 19,609
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,142,007)		3,242,468
NET OTHER ASSETS (LIABILITIES) - 0.2%		7,534
NET ASSETS - 100%		$ 3,250,002
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 185	$ (42)	$ 0	$ (42)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $306,517,000 or 9.4% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $741,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28
Fidelity Specialized High Income Central Fund	2,815
Total	$ 2,843
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 40,820	$ 37,808	$ -	$ 77,886	10.2%
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,495,628	$ -	$ 1,495,628	$ -
U.S. Government and Government Agency Obligations	1,036,435	-	1,036,435	-
U.S. Government Agency - Mortgage Securities	52,463	-	52,463	-
Asset-Backed Securities	169,074	-	168,048	1,026
Collateralized Mortgage Obligations	107,980	-	107,980	-
Commercial Mortgage Securities	229,303	-	229,159	144
Municipal Securities	11,528	-	11,528	-
Foreign Government and Government Agency Obligations	25,442	-	25,442	-
Supranational Obligations	5,816	-	5,816	-
Bank Notes	11,304	-	11,304	-
Fixed-Income Funds	77,886	77,886	-	-
Money Market Funds	19,609	19,609	-	-
Total Investments in Securities:	$ 3,242,468	$ 97,495	$ 3,143,803	$ 1,170
Derivative Instruments:
Liabilities
Swaps	$ (42)	$ -	$ (42)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $3,171,666,000. Net unrealized appreciation aggregated $70,802,000, of which $86,822,000 related to appreciated investment securities and $16,020,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond Fund

May 31, 2015

1.804978.111

IGB-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.6%
General Motors Co. 3.5% 10/2/18	$ 5,025	$ 5,165
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,628
3% 9/25/17	3,673	3,751
3.25% 5/15/18	2,630	2,693
3.5% 7/10/19	5,942	6,065
4.25% 5/15/23	2,950	3,021
4.375% 9/25/21	11,530	12,009
4.75% 8/15/17	2,790	2,949
		37,281
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,707
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,578
Media - 2.0%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,387
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,177
Discovery Communications LLC 3.25% 4/1/23	954	926
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,700
4.5% 9/15/42	7,225	6,238
5.5% 9/1/41	3,321	3,196
5.875% 11/15/40	7,141	7,203
6.55% 5/1/37	8,170	8,788
6.75% 7/1/18	5,587	6,268
7.3% 7/1/38	8,218	9,544
8.25% 4/1/19	10,913	12,932
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,343
6.2% 3/15/40	5,000	5,895
Viacom, Inc. 4.25% 9/1/23	13,340	13,780
		132,377
Multiline Retail - 0.2%
Family Tree Escrow LLC 5.25% 3/1/20 (c)	15,000	15,731
TOTAL CONSUMER DISCRETIONARY		205,674
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Constellation Brands, Inc.:
3.75% 5/1/21	$ 13,390	$ 13,474
3.875% 11/15/19	351	359
4.75% 11/15/24	8,249	8,548
6% 5/1/22	13,370	15,075
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,930	4,101
		41,557
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
3.3% 11/18/21	4,181	4,225
3.8% 11/18/24	3,194	3,197
		7,422
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	2,478	2,478
Tobacco - 0.8%
Altria Group, Inc.:
4.75% 5/5/21	6,000	6,644
9.25% 8/6/19	1,776	2,257
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,652
4.75% 11/1/42	4,468	4,189
6.15% 9/15/43	2,440	2,742
6.75% 6/15/17	7,156	7,876
7.25% 6/15/37	9,654	12,086
		50,446
TOTAL CONSUMER STAPLES		101,903
ENERGY - 6.5%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (c)	4,849	4,706
5.35% 3/15/20 (c)	4,973	5,067
5.85% 5/21/43 (c)(g)	9,697	8,049
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,398
		21,220
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.2%
Chesapeake Energy Corp.:
5.75% 3/15/23	$ 9,470	$ 9,352
6.125% 2/15/21	14,880	15,140
6.625% 8/15/20	27,305	28,528
7.25% 12/15/18	14,500	15,624
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (c)	1,237	1,248
3.3% 6/1/20 (c)	4,427	4,470
4.5% 6/1/25 (c)	1,849	1,873
5.8% 6/1/45 (c)	2,321	2,391
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,131
2.7% 4/1/19	1,510	1,433
3.875% 3/15/23	6,765	6,456
5.6% 4/1/44	5,868	5,495
El Paso Corp. 6.5% 9/15/20	16,220	18,777
Empresa Nacional de Petroleo 4.375% 10/30/24 (c)	5,030	5,167
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	1,789	1,732
3.9% 5/15/24 (c)	1,887	1,798
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,947
Kinder Morgan, Inc.:
3.05% 12/1/19	11,838	11,889
4.3% 6/1/25	12,912	12,909
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,825
MPLX LP 4% 2/15/25	949	948
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	3,087
Petro-Canada 6.05% 5/15/18	1,963	2,206
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,339
7.25% 3/17/44	69,211	68,180
Petroleos Mexicanos:
4.875% 1/18/24	4,376	4,564
5.5% 6/27/44	38,697	37,691
6.375% 1/23/45	13,790	14,959
6.5% 6/2/41	34,664	37,957
Phillips 66 Co. 4.3% 4/1/22	4,638	4,986
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	796
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co.:
3.3% 1/23/18	$ 2,442	$ 2,510
4.05% 1/23/20	4,431	4,588
4.95% 1/23/25	27,840	28,860
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,634
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,096
4.6% 6/15/21	1,124	1,214
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,709
4.55% 6/24/24	19,170	19,578
Western Gas Partners LP 5.375% 6/1/21	6,966	7,719
Williams Partners LP:
4.125% 11/15/20	1,029	1,087
4.3% 3/4/24	4,326	4,426
		416,319
TOTAL ENERGY		437,539
FINANCIALS - 17.2%
Banks - 8.8%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (c)	6,280	6,380
Bank of America Corp.:
3.3% 1/11/23	26,509	26,512
3.875% 3/22/17	3,343	3,489
3.95% 4/21/25	24,889	24,611
4% 1/22/25	50,434	50,161
4.1% 7/24/23	3,096	3,243
4.25% 10/22/26	6,065	6,090
5.65% 5/1/18	3,745	4,130
5.75% 12/1/17	9,833	10,785
5.875% 1/5/21	2,580	2,976
Bank of America NA 5.3% 3/15/17	3,698	3,936
Barclays Bank PLC 2.5% 2/20/19	3,600	3,666
Barclays PLC 2.75% 11/8/19	5,118	5,173
Capital One NA 2.95% 7/23/21	8,151	8,160
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,287
4.05% 7/30/22	2,865	2,983
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
4.5% 1/14/22	$ 6,932	$ 7,574
5.3% 5/6/44	11,751	12,647
5.5% 9/13/25	2,420	2,692
6.125% 5/15/18	3,326	3,724
Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	5,760	5,955
Credit Suisse AG 6% 2/15/18	8,864	9,786
Credit Suisse Group Funding Guernsey Ltd. 3.75% 3/26/25 (c)	21,098	20,828
Credit Suisse New York Branch 1.7% 4/27/18	65,523	65,228
Discover Bank:
4.2% 8/8/23	4,147	4,254
7% 4/15/20	6,703	7,865
8.7% 11/18/19	1,409	1,723
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,208
8.25% 3/1/38	2,385	3,469
HBOS PLC 6.75% 5/21/18 (c)	3,056	3,408
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,240
5.25% 3/14/44	2,255	2,461
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,909
ING Bank NV 5.8% 9/25/23 (c)	2,826	3,185
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,693
2.35% 1/28/19	2,547	2,577
3.25% 9/23/22	25,741	25,994
3.875% 9/10/24	15,129	15,183
4.125% 12/15/26	18,426	18,556
4.25% 10/15/20	2,763	2,993
4.35% 8/15/21	18,417	19,975
4.625% 5/10/21	2,717	2,990
4.95% 3/25/20	11,055	12,312
KeyBank NA 6.95% 2/1/28	1,344	1,763
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,348
Regions Bank:
6.45% 6/26/37	9,230	11,262
7.5% 5/15/18	18,321	21,131
Regions Financial Corp. 2% 5/15/18	6,934	6,934
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	$ 27,664	$ 28,399
6% 12/19/23	25,238	27,343
6.1% 6/10/23	8,465	9,212
6.125% 12/15/22	13,328	14,674
Societe Generale 4.25% 4/14/25 (c)	17,200	16,570
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,644
		589,291
Capital Markets - 3.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,372
Deutsche Bank AG 4.5% 4/1/25	12,526	12,226
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,301
2.625% 1/31/19	13,825	14,086
2.9% 7/19/18	9,276	9,548
5.25% 7/27/21	5,652	6,374
5.75% 1/24/22	7,392	8,512
5.95% 1/18/18	4,817	5,325
6.75% 10/1/37	15,413	18,852
Lazard Group LLC:
4.25% 11/14/20	4,700	4,988
6.85% 6/15/17	607	666
Morgan Stanley:
2.125% 4/25/18	9,946	10,024
2.375% 7/23/19	12,012	12,070
3.7% 10/23/24	10,321	10,495
3.75% 2/25/23	8,227	8,479
3.875% 4/29/24	9,504	9,769
4.875% 11/1/22	19,366	20,864
5% 11/24/25	12,124	13,048
5.75% 1/25/21	10,138	11,700
6.625% 4/1/18	7,981	9,028
		205,727
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	4,866	4,960
3.95% 11/6/24	4,069	4,084
5.2% 4/27/22	4,096	4,481
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.875% 8/9/16 (c)	$ 1,594	$ 1,608
2.125% 10/2/17 (c)	1,850	1,869
Synchrony Financial:
1.875% 8/15/17	1,427	1,432
3% 8/15/19	2,095	2,132
3.75% 8/15/21	3,164	3,241
4.25% 8/15/24	3,185	3,259
		27,066
Diversified Financial Services - 0.2%
MSCI, Inc. 5.25% 11/15/24 (c)	10,000	10,438
Insurance - 1.4%
AIA Group Ltd. 2.25% 3/11/19 (c)	1,290	1,289
American International Group, Inc. 5.6% 10/18/16	5,665	6,001
Aon Corp. 5% 9/30/20	2,135	2,379
Five Corners Funding Trust 4.419% 11/15/23 (c)	5,900	6,206
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(g)	10,398	10,502
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,552
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	5,273	5,799
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,277
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (c)	12,109	11,211
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,853	7,333
Pacific LifeCorp:
5.125% 1/30/43 (c)	8,278	8,888
6% 2/10/20 (c)	422	480
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,076
5.375% 5/15/45 (g)	6,834	6,881
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,900	5,063
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (c)	1,736	1,768
4.125% 11/1/24 (c)	2,517	2,603
Unum Group 5.625% 9/15/20	4,155	4,714
		94,022
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	$ 1,267	$ 1,265
4.6% 4/1/22	1,475	1,571
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,870
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,870
Camden Property Trust:
2.95% 12/15/22	2,605	2,547
4.25% 1/15/24	4,889	5,168
DDR Corp.:
3.625% 2/1/25	2,957	2,897
4.625% 7/15/22	9,008	9,646
4.75% 4/15/18	4,483	4,792
7.5% 4/1/17	2,623	2,893
Duke Realty LP:
3.625% 4/15/23	3,352	3,388
3.875% 10/15/22	9,433	9,749
4.375% 6/15/22	2,822	2,992
5.5% 3/1/16	5,038	5,203
5.95% 2/15/17	141	152
6.5% 1/15/18	5,065	5,684
Equity One, Inc.:
3.75% 11/15/22	12,000	12,028
6% 9/15/17	3,423	3,730
6.25% 1/15/17	2,422	2,597
ERP Operating LP 4.625% 12/15/21	7,320	8,075
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,603
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,578
HRPT Properties Trust 6.65% 1/15/18	2,600	2,805
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,099
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (c)	1,964	1,963
4.95% 4/1/24	1,915	1,996
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,400
5% 12/15/23	1,073	1,151
Weingarten Realty Investors 3.375% 10/15/22	990	975
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
WP Carey, Inc.:
4% 2/1/25	$ 7,432	$ 7,229
4.6% 4/1/24	11,566	11,856
		125,772
Real Estate Management & Development - 1.4%
BioMed Realty LP:
2.625% 5/1/19	3,275	3,288
3.85% 4/15/16	7,140	7,290
6.125% 4/15/20	1,872	2,136
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,706
4.1% 10/1/24	6,040	6,075
4.95% 4/15/18	4,806	5,151
5.7% 5/1/17	2,243	2,402
Essex Portfolio LP 3.875% 5/1/24	4,176	4,312
Liberty Property LP:
3.375% 6/15/23	3,567	3,496
4.125% 6/15/22	2,421	2,509
6.625% 10/1/17	3,709	4,105
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,600
3.15% 5/15/23	7,757	6,956
4.5% 4/18/22	1,473	1,472
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,260
5.5% 10/1/15	5,995	6,084
6.05% 9/1/16	4,436	4,685
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,076
Tanger Properties LP:
3.75% 12/1/24	4,213	4,248
3.875% 12/1/23	2,574	2,640
6.125% 6/1/20	4,725	5,451
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,145
		96,087
TOTAL FINANCIALS		1,148,403
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.4%
Express Scripts Holding Co. 4.75% 11/15/21	$ 6,337	$ 7,008
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,903
4.75% 5/1/23	300	311
5.875% 3/15/22	355	397
6.5% 2/15/20	4,514	5,039
WellPoint, Inc. 3.3% 1/15/23	9,384	9,398
		27,056
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17	6,181	6,203
4.7% 5/14/45	6,560	6,635
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,535
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,746
Zoetis, Inc. 3.25% 2/1/23	2,627	2,570
		18,689
TOTAL HEALTH CARE		45,745
INDUSTRIALS - 0.5%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	825	896
6.795% 2/2/20	86	91
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,605	1,700
8.36% 1/20/19	5,298	5,735
		8,422
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,319
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,041
3.75% 2/1/22	6,348	6,396
3.875% 4/1/21	5,850	6,026
4.25% 9/15/24	5,062	5,125
		20,588
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (g)	$ 2,984	$ 3,417
TOTAL INDUSTRIALS		34,746
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,213
6.55% 10/1/17	2,421	2,698
		3,911
MATERIALS - 2.1%
Chemicals - 0.1%
The Dow Chemical Co. 4.125% 11/15/21	4,654	4,975
Metals & Mining - 2.0%
Alcoa, Inc.:
5.125% 10/1/24	20,085	21,441
5.4% 4/15/21	9,855	10,717
Anglo American Capital PLC:
3.625% 5/14/20 (c)	6,478	6,524
4.125% 4/15/21 (c)	6,319	6,432
4.875% 5/14/25 (c)	11,378	11,348
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,803
4.1% 5/1/23	62,150	61,495
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	5,087	5,342
4.5% 8/13/23 (c)	2,306	2,484
4.875% 11/4/44 (c)	2,741	2,766
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,347	3,144
		135,496
TOTAL MATERIALS		140,471
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.4%
AT&T, Inc. 5.55% 8/15/41	27,220	28,698
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	282
CenturyLink, Inc.:
5.15% 6/15/17	528	550
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6% 4/1/17	$ 1,320	$ 1,403
6.15% 9/15/19	3,260	3,521
Embarq Corp.:
7.082% 6/1/16	4,231	4,459
7.995% 6/1/36	11,427	13,112
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,450
4.5% 9/15/20	60,362	65,798
5.012% 8/21/54	40,410	38,216
6.1% 4/15/18	6,019	6,765
6.55% 9/15/43	40,272	48,695
		227,949
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	3,499	3,514
TOTAL TELECOMMUNICATION SERVICES		231,463
UTILITIES - 1.8%
Electric Utilities - 1.1%
American Transmission Systems, Inc. 5% 9/1/44 (c)	2,220	2,372
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	8,443	9,802
6.4% 9/15/20 (c)	11,231	13,191
Edison International 3.75% 9/15/17	3,716	3,917
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,049
7.375% 11/15/31	13,700	17,179
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,027
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,392
		71,929
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,097
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,587
		4,684
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.5731% 9/30/66 (g)	12,726	11,708
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (g)	$ 3,654	$ 3,691
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,672
5.95% 6/15/41	4,935	5,999
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,168
6% 9/1/21	6,916	8,077
6.5% 12/15/20	2,216	2,636
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,001	3,856
		45,807
TOTAL UTILITIES		122,420
TOTAL NONCONVERTIBLE BONDS (Cost $2,402,995)		2,472,275
U.S. Government and Government Agency Obligations - 23.4%

U.S. Treasury Inflation-Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	143,744	136,748
1.375% 2/15/44	24,011	26,603
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		163,351
U.S. Treasury Obligations - 21.0%
U.S. Treasury Bonds 2.5% 2/15/45	70,150	64,604
U.S. Treasury Notes:
0.5% 2/28/17 (e)(f)	45,256	45,235
0.625% 12/31/16	646,040	647,502
0.75% 4/15/18	301,859	300,444
0.875% 10/15/17	170,819	171,299
1.375% 3/31/20	65,250	64,995
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 4/30/20 (b)	$ 60,000	$ 59,700
2.125% 5/15/25	45,000	45,028
TOTAL U.S. TREASURY OBLIGATIONS		1,398,807
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,568,112)		1,562,158
U.S. Government Agency - Mortgage Securities - 0.9%

Fannie Mae - 0.6%
2.053% 6/1/36 (g)	117	126
2.389% 7/1/37 (g)	201	216
2.424% 2/1/35 (g)	1,818	1,949
2.5% 4/1/27 to 3/1/43	2,304	2,352
3% 10/1/42 to 1/1/43	3,445	3,501
3% 6/1/45 (d)	700	709
3.5% 11/1/25 to 7/1/43	8,338	8,731
3.5% 6/1/30 (d)	100	106
4% 8/1/32 to 8/1/42	4,435	4,769
4.5% 4/1/41 to 10/1/44	14,093	15,419
5.5% 9/1/23 to 4/1/39	1,214	1,381
6% 3/1/22	44	48
TOTAL FANNIE MAE		39,307
Freddie Mac - 0.2%
3.115% 10/1/35 (g)	140	150
4% 6/1/33	1,704	1,840
4.5% 7/1/25 to 3/1/44	2,960	3,214
5% 1/1/41 to 7/1/41	2,827	3,163
5.5% 11/1/33 to 8/1/38	284	322
6% 7/1/37 to 8/1/37	768	877
6.5% 9/1/39	864	995
TOTAL FREDDIE MAC		10,561
Ginnie Mae - 0.1%
3% 3/20/45	1,887	1,934
3.5% 3/15/42 to 4/20/45	2,538	2,668
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 11/20/40 to 11/20/41	$ 1,578	$ 1,696
4.5% 5/20/41	994	1,088
5% 4/15/40	1,473	1,667
TOTAL GINNIE MAE		9,053
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $57,935)		58,921
Asset-Backed Securities - 1.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6513% 4/25/35 (g)	421	376
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8348% 3/25/34 (g)	136	130
Airspeed Ltd. Series 2007-1A Class C1, 2.6856% 6/15/32 (c)(g)	4,981	2,242
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2238% 12/25/33 (g)	32	30
Series 2004-R2 Class M3, 1.0063% 4/25/34 (g)	57	40
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9613% 3/25/34 (g)	30	28
Series 2004-W7 Class M1, 1.0063% 5/25/34 (g)	808	774
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (g)	738	265
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	2,369	2,386
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3213% 12/25/36 (g)	1,140	757
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4348% 3/25/32 (MGIC Investment Corp. Insured) (g)	16	14
Series 2004-3 Class M4, 1.6398% 4/25/34 (g)	46	39
Series 2004-4 Class M2, 0.9798% 6/25/34 (g)	69	63
Series 2004-7 Class AF5, 5.868% 1/25/35	1,830	1,877
Fannie Mae Series 2004-T5 Class AB3, 1.0669% 5/28/35 (g)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3563% 8/25/34 (g)	231	215
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0098% 3/25/34 (g)	8	7
Fremont Home Loan Trust Series 2005-A Class M4, 1.2013% 1/25/35 (g)	220	141
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (c)(g)	$ 1,116	$ 1,041
GE Business Loan Trust:
Series 2003-1 Class A, 0.6156% 4/15/31 (c)(g)	21	21
Series 2006-2A:
Class A, 0.3656% 11/15/34 (c)(g)	516	494
Class B, 0.4656% 11/15/34 (c)(g)	187	173
Class C, 0.5656% 11/15/34 (c)(g)	310	263
Class D, 0.9356% 11/15/34 (c)(g)	148	122
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (c)	5,185	5,172
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (c)	235	8
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5048% 8/25/33 (g)	126	119
Series 2003-3 Class M1, 1.4748% 8/25/33 (g)	295	284
Series 2003-5 Class A2, 0.8848% 12/25/33 (g)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (g)	913	582
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (g)	355	352
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5986% 12/27/29 (g)	106	105
Series 2006-A Class 2C, 1.4186% 3/27/42 (g)	1,605	803
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4848% 5/25/37 (g)	236	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9348% 7/25/34 (g)	55	42
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1598% 7/25/34 (g)	176	161
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (g)	227	214
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (g)	961	927
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (g)	36	34
Series 2004-NC6 Class M3, 2.3598% 7/25/34 (g)	374	321
Series 2004-NC8 Class M6, 2.0563% 9/25/34 (g)	63	56
Series 2005-NC1 Class M1, 0.8448% 1/25/35 (g)	204	191
Series 2005-NC2 Class B1, 1.9363% 3/25/35 (g)	154	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6948% 9/25/35 (g)	903	792
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (g)	337	318
Class M4, 2.3598% 9/25/34 (g)	433	203
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9848% 4/25/33 (g)	$ 3	$ 3
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	6,198	6,277
Series 2014-1 Class D, 2.91% 4/15/20	6,070	6,138
Series 2014-4:
Class C, 2.6% 11/16/20	3,358	3,404
Class D, 3.1% 11/16/20	5,782	5,880
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2206% 6/15/33 (g)	460	446
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (c)	8,381	8,426
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9098% 9/25/34 (g)	35	31
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (g)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8308% 4/6/42 (c)(g)	1,761	951
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (c)	3,697	3,683
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (c)	4,484	4,467
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (c)	6,341	6,339
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (c)	6,221	6,221
Series 2014-NP11 Class A1, 3.875% 4/25/55 (c)	9,233	9,268
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (c)	22,289	22,320
TOTAL ASSET-BACKED SECURITIES (Cost $104,242)		106,100
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
CSMC Series 2014-3R:
Class 2A1, 0.8738% 5/27/37 (c)(g)	10,758	10,146
Class AA1, 0.4263% 5/27/37 (c)(g)	6,554	6,063
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.551% 10/25/34 (g)	297	298
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7251% 1/20/44 (g)	341	341
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4683% 8/25/36 (g)	670	573
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3948% 5/25/47 (g)	$ 267	$ 250
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (g)	488	445
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4748% 7/25/35 (g)	724	683
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.531% 6/10/35 (c)(g)	237	216
Class B6, 3.031% 6/10/35 (c)(g)	314	290
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (g)	15	15
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (g)	104	104
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,822)		19,424
Commercial Mortgage Securities - 6.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5708% 2/14/43 (g)(i)	358	5
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.8986% 5/10/45 (g)	32	32
Series 2006-3 Class A4, 5.889% 7/10/44	4,379	4,527
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,215
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	95
Series 2007-2 Class A4, 5.7822% 4/10/49 (g)	4,000	4,210
Series 2007-3:
Class A3, 5.7354% 6/10/49 (g)	1,301	1,300
Class A4, 5.7354% 6/10/49 (g)	2,283	2,420
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.4598% 12/25/33 (c)(g)	28	25
Series 2005-3A:
Class A2, 0.5848% 11/25/35 (c)(g)	209	188
Class M1, 0.6248% 11/25/35 (c)(g)	56	49
Class M2, 0.6748% 11/25/35 (c)(g)	42	34
Class M3, 0.6948% 11/25/35 (c)(g)	38	29
Class M4, 0.7848% 11/25/35 (c)(g)	47	36
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (c)(g)	514	456
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A: - continued
Class B1, 1.5848% 1/25/36 (c)(g)	$ 27	$ 16
Class M1, 0.6348% 1/25/36 (c)(g)	166	133
Class M2, 0.6548% 1/25/36 (c)(g)	62	49
Class M3, 0.6848% 1/25/36 (c)(g)	91	68
Class M4, 0.7948% 1/25/36 (c)(g)	50	37
Class M5, 0.8348% 1/25/36 (c)(g)	50	36
Class M6, 0.8848% 1/25/36 (c)(g)	54	35
Series 2006-1:
Class A2, 0.5448% 4/25/36 (c)(g)	104	93
Class M1, 0.5648% 4/25/36 (c)(g)	63	51
Class M2, 0.5848% 4/25/36 (c)(g)	67	53
Class M3, 0.6048% 4/25/36 (c)(g)	57	45
Class M4, 0.7048% 4/25/36 (c)(g)	33	26
Class M5, 0.7448% 4/25/36 (c)(g)	32	22
Class M6, 0.8248% 4/25/36 (c)(g)	63	44
Series 2006-2A:
Class M1, 0.4948% 7/25/36 (c)(g)	91	69
Class M2, 0.5148% 7/25/36 (c)(g)	64	48
Class M3, 0.5348% 7/25/36 (c)(g)	53	38
Class M4, 0.6048% 7/25/36 (c)(g)	61	42
Class M5, 0.6548% 7/25/36 (c)(g)	44	29
Series 2006-3A Class M4, 0.6148% 10/25/36 (c)(g)	33	3
Series 2006-4A:
Class A2, 0.4548% 12/25/36 (c)(g)	1,558	1,353
Class M1, 0.4748% 12/25/36 (c)(g)	125	96
Class M2, 0.4948% 12/25/36 (c)(g)	84	55
Class M3, 0.5248% 12/25/36 (c)(g)	85	48
Series 2007-1 Class A2, 0.4548% 3/25/37 (c)(g)	328	276
Series 2007-2A:
Class A1, 0.4548% 7/25/37 (c)(g)	943	824
Class A2, 0.5048% 7/25/37 (c)(g)	883	747
Class M1, 0.5548% 7/25/37 (c)(g)	301	226
Class M2, 0.5948% 7/25/37 (c)(g)	196	126
Class M3, 0.6748% 7/25/37 (c)(g)	150	60
Series 2007-3:
Class A2, 0.4748% 7/25/37 (c)(g)	323	270
Class M1, 0.4948% 7/25/37 (c)(g)	171	130
Class M2, 0.5248% 7/25/37 (c)(g)	183	122
Class M3, 0.5548% 7/25/37 (c)(g)	295	119
Class M4, 0.6848% 7/25/37 (c)(g)	464	134
Class M5, 0.7848% 7/25/37 (c)(g)	217	36
Series 2007-4A Class M1, 1.1313% 9/25/37 (c)(g)	161	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-T22 Class A4, 5.7581% 4/12/38 (g)	$ 119	$ 122
Series 2007-PW18 Class X2, 0.4438% 6/11/50 (c)(g)(i)	63,160	140
Series 2007-T28 Class X2, 0.3068% 9/11/42 (c)(g)(i)	39,337	29
C-BASS Trust floater Series 2006-SC1 Class A, 0.4513% 5/25/36 (c)(g)	215	204
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1745% 12/15/27 (c)(g)	2,535	2,540
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	2,229	2,316
Series 2007-CD4 Class A3, 5.293% 12/11/49	100	100
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,223	1,195
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0356% 4/15/17 (c)(g)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8901% 6/15/39 (g)	9,738	10,377
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	991	1,058
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (c)(g)(i)	3	0*
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,034
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	18,590	19,617
Series 2006-GG7 Class A4, 6.0136% 7/10/38 (g)	3,094	3,187
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,260	2,369
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (c)	1,300	1,317
Class DFX, 4.4065% 11/5/30 (c)	11,967	12,159
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4656% 11/15/18 (c)(g)	108	106
Class F, 0.5156% 11/15/18 (c)(g)	227	221
Class G, 0.5456% 11/15/18 (c)(g)	198	191
Class H, 0.6856% 11/15/18 (c)(g)	190	182
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	4,326	4,523
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,730	13,444
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2007-LD11 Class A4, 5.9618% 6/15/49 (g)	$ 97,451	$ 103,522
Series 2007-CB19:
Class B, 5.8851% 2/12/49 (g)	93	24
Class C, 5.8851% 2/12/49 (g)	245	18
Class D, 5.8851% 2/12/49 (g)	257	12
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	63	1
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1102% 7/15/44 (g)	3,744	4,019
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	446	449
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6028% 1/12/44 (c)(g)	953	941
Series 2007-C1 Class A4, 6.0289% 6/12/50 (g)	4,145	4,407
Series 2008-C1 Class A4, 5.69% 2/12/51	1,703	1,845
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	2,625	2,738
Class ASB, 5.133% 12/12/49 (g)	177	179
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	26,699	28,304
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	5,040	5,393
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,095	341
Series 2007-7 Class B, 5.9342% 6/12/50 (g)	577	27
Series 2007-8 Class A3, 6.0766% 8/12/49 (g)	944	1,020
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.386% 7/15/19 (c)(g)	227	227
Series 2007-XLFA:
Class D, 0.3715% 10/15/20 (c)(g)	420	417
Class E, 0.4315% 10/15/20 (c)(g)	528	522
Class F, 0.4815% 10/15/20 (c)(g)	397	392
Class G, 0.5215% 10/15/20 (c)(g)	491	482
Class H, 0.6115% 10/15/20 (c)(g)	309	297
Class J, 0.7615% 10/15/20 (c)(g)	179	163
sequential payer Series 2007-IQ15 Class A4, 6.1037% 6/11/49 (g)	22,352	24,057
Series 2007-HQ12 Class A4, 5.8611% 4/12/49 (g)	5,793	5,785
Series 2007-IQ14:
Class A4, 5.6859% 4/15/49	19,062	20,266
Class B, 5.9059% 4/15/49 (g)	269	18
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	$ 182	$ 59
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A:
Class G, 0.5456% 9/15/21 (c)(g)	100	99
Class J, 0.7856% 9/15/21 (c)(g)	314	298
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	32,571
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	33,836
Series 2007-C32 Class A3, 5.9027% 6/15/49 (g)	16,199	17,237
Series 2007-C33 Class A4, 6.1503% 2/15/51 (g)	31,250	32,966
Series 2005-C22 Class B, 5.5288% 12/15/44 (g)	2,428	2,416
Series 2007-C31 Class C, 5.8609% 4/15/47 (g)	4,515	4,426
Series 2007-C31A Class A2, 5.421% 4/15/47	276	276
Series 2007-C32:
Class D, 5.9027% 6/15/49 (g)	823	605
Class E, 5.9027% 6/15/49 (g)	1,297	770
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $447,825)		442,169
Municipal Securities - 1.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,835	1,839
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,510	1,583
Series 2012 B, 5.432% 1/1/42	5,580	4,702
6.314% 1/1/44	29,170	26,315
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,515	3,622
4.95% 6/1/23	6,000	6,171
5.1% 6/1/33	40,020	37,714
Series 2010-1, 6.63% 2/1/35	4,420	4,606
Series 2010-3:
6.725% 4/1/35	5,880	6,186
7.35% 7/1/35	3,010	3,300
Series 2011:
5.365% 3/1/17	195	204
5.665% 3/1/18	5,145	5,527
5.877% 3/1/19	13,395	14,540
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2013:
1.84% 12/1/16	$ 4,160	$ 4,194
3.6% 12/1/19	3,585	3,560
TOTAL MUNICIPAL SECURITIES (Cost $131,265)		124,063
Foreign Government and Government Agency Obligations - 0.4%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (c)	6,150	6,235
5.75% 9/26/23 (c)	5,628	5,898
Brazilian Federative Republic 4.25% 1/7/25	5,790	5,697
United Mexican States 3.5% 1/21/21	6,991	7,208
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,484)		25,038
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $8,959)	8,981	8,955
Fixed-Income Funds - 24.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h)	10,846,879	1,190,553
Fidelity Specialized High Income Central Fund (h)	4,019,070	425,981
TOTAL FIXED-INCOME FUNDS (Cost $1,565,607)		1,616,534
Preferred Securities - 0.2%
Principal Amount (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	$ 10,602	12,349
Money Market Funds - 3.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (a) (Cost $221,514)	221,513,907	$ 221,514
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (Cost $43,541)	43,541	43,541
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $6,607,226)		6,713,041
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(39,109)
NET ASSETS - 100%		$ 6,673,932
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
4.5% 6/1/45 (Proceeds $15,096)	$ (13,900)	(15,112)

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500	$ (103)	$ (238)	$ (341)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(65)	(179)	(244)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(128)	(395)	(523)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(128)	(340)	(468)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(266)	30	(236)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(266)	80	(186)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,500	(112)	(69)	(181)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(78)	(108)	(186)
TOTAL BUY PROTECTION						(1,146)	(1,219)	(2,365)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	50	(7)	0	(7)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	258	(58)	0	(58)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	$ 348	$ (41)	$ 0	$ (41)
TOTAL SELL PROTECTION						(106)	0	(106)
TOTAL CREDIT DEFAULT SWAPS						$ (1,252)	$ (1,219)	$ (2,471)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Quarterly Report

Investments (Unaudited) - continued

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $383,773,000 or 5.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,464,000.

(f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $11,994.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$43,541,000 due 6/01/15 at 0.11%
Bank of America NA	$ 1,362
Commerz Markets LLC	10,141
Merrill Lynch, Pierce, Fenner & Smith, Inc.	29,368
RBS Securities, Inc.	2,670
$ 43,541
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 142
Fidelity Mortgage Backed Securities Central Fund	20,744
Fidelity Specialized High Income Central Fund	15,444
Total	$ 36,330
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,156,163	$ 20,821	$ -	$ 1,190,553	26.3%
Fidelity Specialized High Income Central Fund	356,070	75,551	-	425,981	54.1%
Total	$ 1,512,233	$ 96,372	$ -	$ 1,616,534
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,472,275	$ -	$ 2,472,275	$ -
U.S. Government and Government Agency Obligations	1,562,158	-	1,562,158	-
U.S. Government Agency - Mortgage Securities	58,921	-	58,921	-
Asset-Backed Securities	106,100	-	105,149	951
Collateralized Mortgage Obligations	19,424	-	19,424	-
Commercial Mortgage Securities	442,169	-	441,947	222
Municipal Securities	124,063	-	124,063	-
Foreign Government and Government Agency Obligations	25,038	-	25,038	-
Bank Notes	8,955	-	8,955	-
Fixed-Income Funds	1,616,534	1,616,534	-	-
Preferred Securities	12,349	-	12,349	-
Money Market Funds	221,514	221,514	-	-
Cash Equivalents	43,541	-	43,541	-
Total Investments in Securities:	$ 6,713,041	$ 1,838,048	$ 4,873,820	$ 1,173
Derivative Instruments:
Liabilities
Swaps	$ (1,252)	$ -	$ (1,252)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (15,112)	$ -	$ (15,112)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $6,628,022,000. Net unrealized appreciation aggregated $85,019,000, of which $162,326,000 related to appreciated investment securities and $77,307,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, and municipal securities, and preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Series Investment Grade
Bond Fund

May 31, 2015

1.873112.106

LIG-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.7%
Daimler Finance North America LLC 1.45% 8/1/16 (d)	$ 17,512,000	$ 17,618,438
General Motors Co.:
3.5% 10/2/18	15,850,000	16,290,630
6.25% 10/2/43	2,624,000	3,021,838
General Motors Financial Co., Inc.:
2.4% 4/10/18	50,000,000	49,985,400
2.625% 7/10/17	5,075,000	5,147,055
3% 9/25/17	11,621,000	11,868,155
3.25% 5/15/18	8,305,000	8,502,410
3.5% 7/10/19	18,875,000	19,265,071
4.25% 5/15/23	9,285,000	9,509,641
4.375% 9/25/21	41,737,000	43,470,087
4.75% 8/15/17	8,785,000	9,286,167
		193,964,892
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,744,658
4.25% 6/15/23	18,902,000	20,005,877
		22,750,535
Media - 2.3%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	10,605,024
6.15% 2/15/41	34,925,000	41,908,044
7.75% 12/1/45	10,133,000	14,302,811
Comcast Corp.:
3.6% 3/1/24	43,000,000	44,407,777
4.6% 8/15/45	51,872,000	53,596,848
4.95% 6/15/16	9,131,000	9,533,221
5.9% 3/15/16	3,813,000	3,967,449
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	16,408,000	18,719,165
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,574,571
6.35% 6/1/40	10,151,000	11,543,321
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	32,705,934
Thomson Reuters Corp.:
1.3% 2/23/17	8,556,000	8,558,541
3.85% 9/29/24	18,774,000	19,152,033
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
4% 9/1/21	$ 38,151,000	$ 39,339,137
4.5% 9/15/42	32,190,000	27,794,134
5.5% 9/1/41	14,842,000	14,285,291
5.85% 5/1/17	7,927,000	8,509,888
5.875% 11/15/40	9,556,000	9,638,602
6.55% 5/1/37	40,036,000	43,062,601
6.75% 7/1/18	23,280,000	26,119,206
7.3% 7/1/38	30,237,000	35,117,494
8.25% 4/1/19	42,627,000	50,514,359
Time Warner, Inc.:
4.9% 6/15/42	21,000,000	21,480,648
5.875% 11/15/16	4,039,000	4,312,485
6.2% 3/15/40	15,555,000	18,340,558
6.5% 11/15/36	6,573,000	7,921,037
Viacom, Inc.:
2.5% 9/1/18	3,555,000	3,608,823
3.5% 4/1/17	15,103,000	15,678,122
		598,297,124
TOTAL CONSUMER DISCRETIONARY		815,012,551
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (d)	12,431,000	12,458,721
2.75% 4/1/23 (d)	12,988,000	12,764,490
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	16,792,000	17,523,896
		42,747,107
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.25% 12/5/18	18,014,000	18,354,140
4% 12/5/23	18,015,000	18,889,862
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	6,303,000	6,346,579
2.7% 11/18/19	14,218,000	14,423,322
3.3% 11/18/21	16,863,000	17,039,438
3.8% 11/18/24	12,880,000	12,892,069
		87,945,410
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	$ 8,922,000	$ 8,923,044
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	30,921,955
4% 1/31/24	15,944,000	16,500,733
4.25% 8/9/42	26,526,000	24,364,927
9.25% 8/6/19	1,547,000	1,966,149
Philip Morris International, Inc. 5.65% 5/16/18	2,251,000	2,518,421
Reynolds American, Inc.:
3.25% 11/1/22	47,809,000	47,039,992
4.75% 11/1/42	48,462,000	45,436,130
6.15% 9/15/43	11,136,000	12,516,452
6.75% 6/15/17	10,391,000	11,437,010
7.25% 6/15/37	15,680,000	19,629,729
		212,331,498
TOTAL CONSUMER STAPLES		351,947,059
ENERGY - 7.1%
Energy Equipment & Services - 0.8%
DCP Midstream LLC:
4.75% 9/30/21 (d)	21,176,000	20,551,732
5.35% 3/15/20 (d)	39,799,000	40,549,967
6.75% 9/15/37 (d)	2,991,000	3,000,960
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	17,892,947
5% 10/1/21	13,430,000	14,432,335
6.5% 4/1/20	2,078,000	2,393,476
Ensco PLC:
5.2% 3/15/25	32,677,000	33,621,300
5.75% 10/1/44	12,542,000	12,029,358
Noble Holding International Ltd.:
4% 3/16/18	1,918,000	1,969,861
5.95% 4/1/25	32,232,000	32,573,949
6.95% 4/1/45	11,807,000	11,446,190
Transocean, Inc. 5.05% 12/15/16	13,734,000	14,249,025
		204,711,100
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	62,765,000	69,318,796
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC:
1.674% 2/13/18	$ 25,503,000	$ 25,713,935
2.315% 2/13/20	51,007,000	51,332,782
3.535% 11/4/24	26,060,000	26,282,422
3.814% 2/10/24	22,007,000	22,866,329
4.5% 10/1/20	9,929,000	10,986,200
4.742% 3/11/21	12,000,000	13,519,272
Canadian Natural Resources Ltd. 1.75% 1/15/18	10,142,000	10,077,568
Cenovus Energy, Inc. 5.7% 10/15/19	26,560,000	29,831,076
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (d)	4,897,000	4,941,000
3.3% 6/1/20 (d)	17,482,000	17,651,453
4.5% 6/1/25 (d)	7,318,000	7,411,524
5.8% 6/1/45 (d)	9,183,000	9,461,520
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	14,765,539
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	11,176,338
2.7% 4/1/19	2,202,000	2,089,185
3.875% 3/15/23	38,871,000	37,096,617
Duke Energy Field Services:
5.375% 10/15/15 (d)	1,706,000	1,720,928
6.45% 11/3/36 (d)	7,882,000	7,721,538
El Paso Corp. 6.5% 9/15/20	21,920,000	25,375,491
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,399,317
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	16,015,000	16,451,104
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	6,935,000	6,712,858
3.9% 5/15/24 (d)	7,314,000	6,968,589
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	25,850,122
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	5,049,591
3.75% 2/15/25	16,764,000	17,020,288
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	9,551,000	10,010,728
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	23,069,186
Motiva Enterprises LLC 5.75% 1/15/20 (d)	6,844,000	7,568,410
MPLX LP 4% 2/15/25	3,838,000	3,832,316
Nakilat, Inc. 6.067% 12/31/33 (d)	5,435,000	6,370,717
Petro-Canada 6.05% 5/15/18	2,920,000	3,281,163
Petrobras Global Finance BV:
3% 1/15/19	2,773,000	2,592,616
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV: - continued
3.25% 3/17/17	$ 44,873,000	$ 44,355,166
4.375% 5/20/23	69,514,000	62,041,245
4.875% 3/17/20	47,054,000	45,684,258
5.625% 5/20/43	47,507,000	39,112,988
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	17,683,452
5.375% 1/27/21	81,955,000	79,947,103
5.75% 1/20/20	37,518,000	37,476,730
7.875% 3/15/19	14,377,000	15,473,965
Petroleos Mexicanos:
3.125% 1/23/19	3,563,000	3,626,065
3.5% 7/18/18	34,560,000	35,828,006
3.5% 7/23/20 (d)	22,730,000	23,045,720
3.5% 1/30/23	28,927,000	27,950,714
4.5% 1/23/26 (d)	25,619,000	25,683,048
4.875% 1/24/22	17,019,000	17,891,224
4.875% 1/18/24	25,208,000	26,288,667
5.5% 1/21/21	21,149,000	23,139,332
5.5% 6/27/44	65,642,000	63,935,308
5.625% 1/23/46 (d)	24,828,000	24,539,995
6% 3/5/20	10,740,000	12,134,052
6.375% 1/23/45	22,458,000	24,362,438
6.5% 6/2/41	47,555,000	52,072,725
8% 5/3/19	13,934,000	16,518,757
Phillips 66 Co. 4.3% 4/1/22	21,152,000	22,737,914
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,090,854
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,482,806
3.85% 10/15/23	20,000,000	20,183,540
6.125% 1/15/17	5,000,000	5,364,765
Shell International Finance BV:
3.25% 5/11/25	26,300,000	26,616,994
4.375% 5/11/45	26,300,000	26,769,455
Southwestern Energy Co.:
3.3% 1/23/18	9,962,000	10,241,245
4.05% 1/23/20	18,075,000	18,716,735
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,577,244
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,856,689
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP: - continued
2.95% 9/25/18	$ 4,862,000	$ 4,999,463
4.6% 6/15/21	4,954,000	5,351,271
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	10,701,768
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	17,704,293
4.55% 6/24/24	86,182,000	88,016,125
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	2,925,840
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,750,272
5.375% 6/1/21	29,916,000	33,149,830
Williams Partners LP:
4.125% 11/15/20	4,302,000	4,542,882
4.3% 3/4/24	17,006,000	17,397,580
		1,643,485,041
TOTAL ENERGY		1,848,196,141
FINANCIALS - 22.1%
Banks - 9.0%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (d)	24,345,000	24,733,303
Bank of America Corp.:
2.25% 4/21/20	30,000,000	29,648,940
2.6% 1/15/19	45,756,000	46,466,911
2.65% 4/1/19	10,784,000	10,972,655
3.3% 1/11/23	63,450,000	63,457,233
3.875% 3/22/17	52,391,000	54,683,683
3.95% 4/21/25	33,300,000	32,928,372
4% 1/22/25	50,000,000	49,729,400
4.1% 7/24/23	26,666,000	27,928,822
4.2% 8/26/24	27,400,000	27,780,120
4.25% 10/22/26	24,664,000	24,767,194
5.65% 5/1/18	16,400,000	18,086,740
5.75% 12/1/17	32,792,000	35,965,315
5.875% 1/5/21	9,805,000	11,310,234
6.5% 8/1/16	11,950,000	12,663,917
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America NA:
1.65% 3/26/18	$ 36,584,000	$ 36,583,634
1.75% 6/5/18	130,414,000	130,300,540
5.3% 3/15/17	11,902,000	12,668,060
Barclays Bank PLC 2.5% 2/20/19	14,300,000	14,561,776
Barclays PLC 2.75% 11/8/19	20,644,000	20,864,271
Capital One NA:
1.65% 2/5/18	25,752,000	25,638,047
2.95% 7/23/21	31,087,000	31,119,579
Citigroup, Inc.:
1.3% 11/15/16	40,887,000	40,967,711
1.7% 4/27/18	159,351,000	158,499,110
1.85% 11/24/17	50,965,000	51,294,896
2.4% 2/18/20	81,119,000	80,935,265
2.5% 7/29/19	70,347,000	70,842,524
4.05% 7/30/22	10,740,000	11,181,285
5.3% 5/6/44	45,369,000	48,830,065
5.5% 9/13/25	11,022,000	12,262,846
6.125% 5/15/18	9,716,000	10,877,703
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	24,215,000	25,035,961
Credit Suisse AG 6% 2/15/18	27,227,000	30,058,989
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (d)	26,632,000	26,612,559
3.75% 3/26/25 (d)	26,750,000	26,407,199
Discover Bank:
4.2% 8/8/23	35,498,000	36,416,511
7% 4/15/20	9,043,000	10,610,550
8.7% 11/18/19	3,837,000	4,692,824
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,754,711
8.25% 3/1/38	12,528,000	18,223,993
HBOS PLC 6.75% 5/21/18 (d)	4,594,000	5,123,739
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,721,289
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,610,751
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,329,531
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,657,107
2.2% 10/22/19	22,906,000	22,843,146
2.35% 1/28/19	21,611,000	21,867,652
3.15% 7/5/16	25,000,000	25,571,675
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
3.25% 9/23/22	$ 53,888,000	$ 54,418,420
3.875% 9/10/24	58,432,000	58,642,180
4.125% 12/15/26	75,621,000	76,152,691
4.25% 10/15/20	40,500,000	43,866,644
4.35% 8/15/21	62,606,000	67,903,156
4.625% 5/10/21	10,326,000	11,364,228
4.95% 3/25/20	8,235,000	9,171,295
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,681,062
KeyBank NA:
1.65% 2/1/18	16,646,000	16,693,408
5.45% 3/3/16	10,925,000	11,293,904
6.95% 2/1/28	3,200,000	4,196,970
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	7,550,633
5% 1/17/17	25,252,000	26,571,164
Regions Bank:
6.45% 6/26/37	40,184,000	49,028,498
7.5% 5/15/18	55,802,000	64,359,460
Regions Financial Corp.:
2% 5/15/18	28,255,000	28,254,802
5.75% 6/15/15	3,253,000	3,258,494
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,938,000	47,158,940
6% 12/19/23	30,612,000	33,165,775
6.1% 6/10/23	35,599,000	38,740,576
6.125% 12/15/22	49,538,000	54,539,456
Wachovia Bank NA 6% 11/15/17	6,320,000	7,006,049
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,237,788
5.75% 2/1/18	4,000,000	4,444,528
Wells Fargo & Co.:
1.25% 7/20/16	34,000,000	34,121,142
3.676% 6/15/16	26,564,000	27,339,828
4.48% 1/16/24	16,709,000	17,933,285
		2,357,182,714
Capital Markets - 4.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	28,809,000	28,400,834
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Affiliated Managers Group, Inc.: - continued
4.25% 2/15/24	$ 21,448,000	$ 22,532,904
Deutsche Bank AG 4.5% 4/1/25	53,311,000	52,033,882
Deutsche Bank AG London Branch 1.875% 2/13/18	51,007,000	51,106,566
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	79,903,200
2.55% 10/23/19	24,803,000	24,950,776
2.6% 4/23/20	20,000,000	20,053,140
2.625% 1/31/19	94,162,000	95,939,967
2.9% 7/19/18	39,857,000	41,024,372
3.75% 5/22/25	52,050,000	52,440,011
3.85% 7/8/24	25,000,000	25,473,975
5.25% 7/27/21	17,979,000	20,276,896
5.95% 1/18/18	9,760,000	10,788,392
6% 6/15/20	16,000,000	18,460,400
6.15% 4/1/18	10,942,000	12,209,631
Lazard Group LLC:
4.25% 11/14/20	20,221,000	21,460,507
6.85% 6/15/17	1,877,000	2,058,436
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	11,343,886
Morgan Stanley:
1.875% 1/5/18	25,133,000	25,230,968
2.125% 4/25/18	26,580,000	26,788,547
2.375% 7/23/19	71,117,000	71,463,198
3.7% 10/23/24	61,950,000	62,992,371
3.75% 2/25/23	29,016,000	29,903,251
3.875% 4/29/24	50,000,000	51,392,050
4.1% 5/22/23	20,000,000	20,508,760
4.875% 11/1/22	39,633,000	42,698,256
5% 11/24/25	6,349,000	6,832,730
5.45% 1/9/17	27,643,000	29,393,189
5.625% 9/23/19	16,919,000	19,129,670
5.75% 1/25/21	26,624,000	30,726,093
6.625% 4/1/18	9,869,000	11,164,060
7.3% 5/13/19	22,127,000	26,219,765
UBS AG Stamford Branch:
1.375% 6/1/17	19,567,000	19,506,734
1.8% 3/26/18	39,521,000	39,542,144
		1,103,949,561
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 1.6%
Discover Financial Services:
3.75% 3/4/25	$ 20,000,000	$ 19,538,580
3.85% 11/21/22	38,277,000	39,017,239
3.95% 11/6/24	16,412,000	16,470,952
5.2% 4/27/22	16,852,000	18,434,605
6.45% 6/12/17	16,773,000	18,347,901
Ford Motor Credit Co. LLC:
1.5% 1/17/17	17,207,000	17,224,173
1.7% 5/9/16	41,347,000	41,582,554
2.875% 10/1/18	27,070,000	27,722,820
General Electric Capital Corp.:
1% 12/11/15	19,830,000	19,888,380
2.95% 5/9/16	5,375,000	5,494,223
3.5% 6/29/15	5,553,000	5,566,588
4.625% 1/7/21	21,916,000	24,514,032
4.65% 10/17/21	8,866,000	9,959,160
5.625% 9/15/17	3,505,000	3,849,699
5.625% 5/1/18	10,000,000	11,182,670
6% 8/7/19	22,000,000	25,566,266
Hyundai Capital America:
1.45% 2/6/17 (d)	29,291,000	29,260,772
1.625% 10/2/15 (d)	21,346,000	21,395,672
1.875% 8/9/16 (d)	7,052,000	7,116,074
2.125% 10/2/17 (d)	8,655,000	8,746,103
2.875% 8/9/18 (d)	12,509,000	12,921,034
Synchrony Financial:
1.875% 8/15/17	5,478,000	5,497,573
3% 8/15/19	8,044,000	8,187,425
3.75% 8/15/21	12,146,000	12,442,156
4.25% 8/15/24	12,226,000	12,511,269
		422,437,920
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP 3.85% 2/1/25	22,346,000	22,152,819
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	22,536,609
ING U.S., Inc. 5.5% 7/15/22	17,487,000	19,982,675
		64,672,103
Insurance - 2.5%
AIA Group Ltd. 2.25% 3/11/19 (d)	5,074,000	5,070,788
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.:
2.3% 7/16/19	$ 10,789,000	$ 10,857,122
3.875% 1/15/35	29,736,000	28,001,261
4.875% 6/1/22	8,077,000	9,000,258
5.6% 10/18/16	24,154,000	25,588,458
Aon Corp.:
3.125% 5/27/16	20,350,000	20,791,371
3.5% 9/30/15	6,878,000	6,941,683
5% 9/30/20	5,687,000	6,337,235
Five Corners Funding Trust 4.419% 11/15/23 (d)	24,590,000	25,866,270
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	11,133,000	11,244,330
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	30,945,502
5.375% 3/15/17	546,000	584,962
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	23,174,000	25,484,865
6.7% 8/15/16 (d)	6,494,000	6,919,552
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,619,040
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (d)	49,265,000	45,611,902
5.375% 12/1/41 (d)	6,352,000	7,238,047
MetLife, Inc.:
1.903% 12/15/17	5,102,000	5,135,362
3.048% 12/15/22	21,302,000	21,416,669
4.368% 9/15/23	23,681,000	25,564,634
4.75% 2/8/21	6,004,000	6,752,014
6.75% 6/1/16	9,220,000	9,753,976
Metropolitan Life Global Funding I:
1.875% 6/22/18 (d)	22,959,000	23,173,644
3% 1/10/23 (d)	15,204,000	15,205,824
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	11,401,000	17,226,432
Pacific LifeCorp:
5.125% 1/30/43 (d)	30,812,000	33,081,458
6% 2/10/20 (d)	17,699,000	20,143,604
Pricoa Global Funding I 1.6% 5/29/18 (d)	4,564,000	4,564,735
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,968,651
4.5% 11/16/21	12,469,000	13,716,237
4.75% 9/17/15	13,500,000	13,660,502
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.375% 5/15/45 (h)	$ 27,275,000	$ 27,462,516
7.375% 6/15/19	3,820,000	4,577,177
Symetra Financial Corp. 6.125% 4/1/16 (d)	11,250,000	11,624,693
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	29,603,000	31,549,249
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	7,063,000	7,194,633
4.125% 11/1/24 (d)	10,239,000	10,587,710
Unum Group:
5.625% 9/15/20	18,528,000	21,019,460
5.75% 8/15/42	30,555,000	34,993,144
7.125% 9/30/16	1,654,000	1,778,507
		645,253,477
Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,809,527
4.6% 4/1/22	6,540,000	6,963,916
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,363,616
AvalonBay Communities, Inc.:
3.625% 10/1/20	12,415,000	13,094,870
4.2% 12/15/23	20,000,000	21,403,620
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	28,328,358
Camden Property Trust:
2.95% 12/15/22	9,284,000	9,076,066
4.25% 1/15/24	20,255,000	21,411,966
DDR Corp.:
3.625% 2/1/25	12,010,000	11,766,629
4.625% 7/15/22	16,238,000	17,387,602
4.75% 4/15/18	21,321,000	22,792,170
7.5% 4/1/17	9,638,000	10,630,994
9.625% 3/15/16	7,551,000	8,050,385
Duke Realty LP:
3.625% 4/15/23	22,930,000	23,177,277
3.75% 12/1/24	9,068,000	9,204,428
3.875% 10/15/22	20,422,000	21,105,626
4.375% 6/15/22	13,477,000	14,290,526
5.5% 3/1/16	10,207,000	10,541,228
5.95% 2/15/17	828,000	890,247
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 12,019,000	$ 13,487,493
6.75% 3/15/20	1,066,000	1,255,233
8.25% 8/15/19	5,060,000	6,184,059
Equity One, Inc.:
3.75% 11/15/22	30,646,000	30,718,110
6% 9/15/17	4,090,000	4,457,335
6.25% 1/15/17	3,237,000	3,470,420
Equity Residential 5.125% 3/15/16	8,850,000	9,145,395
ERP Operating LP:
2.375% 7/1/19	14,895,000	15,050,683
4.625% 12/15/21	31,142,000	34,355,948
4.75% 7/15/20	31,427,000	34,946,070
5.375% 8/1/16	4,428,000	4,655,130
5.75% 6/15/17	24,188,000	26,334,709
Federal Realty Investment Trust 5.9% 4/1/20	3,969,000	4,581,012
HCP, Inc. 3.75% 2/1/16	14,496,000	14,762,248
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,354,538
4.7% 9/15/17	3,736,000	3,991,770
HRPT Properties Trust:
6.25% 6/15/17	861,000	916,663
6.65% 1/15/18	3,483,000	3,758,098
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	8,100,042
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (d)	7,527,000	7,521,430
4.5% 4/1/27 (d)	73,646,000	72,328,473
4.95% 4/1/24	7,519,000	7,838,843
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,664,685
5% 12/15/23	4,225,000	4,533,488
Simon Property Group LP 4.125% 12/1/21	13,242,000	14,481,504
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,566,126
WP Carey, Inc. 4% 2/1/25	30,215,000	29,391,279
		639,139,835
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19	12,739,000	12,789,714
3.85% 4/15/16	27,899,000	28,483,568
4.25% 7/15/22	10,332,000	10,706,866
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
6.125% 4/15/20	$ 5,563,000	$ 6,346,982
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	24,854,148
4.1% 10/1/24	24,424,000	24,566,074
4.55% 10/1/29	22,620,000	23,049,147
4.95% 4/15/18	19,325,000	20,713,153
5.7% 5/1/17	6,890,000	7,378,735
6% 4/1/16	6,664,000	6,922,317
Digital Realty Trust LP 5.25% 3/15/21	10,656,000	11,811,867
Essex Portfolio LP 5.5% 3/15/17	8,105,000	8,687,741
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,469,990
3.75% 4/1/25	17,751,000	17,645,133
4.125% 6/15/22	11,558,000	11,978,434
4.4% 2/15/24	32,513,000	34,096,936
4.75% 10/1/20	17,245,000	18,721,224
5.5% 12/15/16	4,865,000	5,150,804
6.625% 10/1/17	12,549,000	13,890,413
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,374,928
3.15% 5/15/23	41,165,000	36,913,149
4.5% 4/18/22	7,126,000	7,121,446
7.75% 8/15/19	2,973,000	3,445,835
Mid-America Apartments LP:
4.3% 10/15/23	5,535,000	5,812,547
5.5% 10/1/15	12,454,000	12,638,170
6.05% 9/1/16	3,862,000	4,078,616
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,499,626
Prime Property Funding, Inc. 5.7% 4/15/17 (d)	2,366,000	2,501,309
Reckson Operating Partnership LP 6% 3/31/16	8,396,000	8,728,935
Regency Centers LP:
5.25% 8/1/15	10,361,000	10,435,786
5.875% 6/15/17	4,455,000	4,841,779
Tanger Properties LP:
3.75% 12/1/24	17,037,000	17,179,549
3.875% 12/1/23	10,722,000	10,998,317
6.125% 6/1/20	24,577,000	28,355,665
Ventas Realty LP:
1.55% 9/26/16	18,423,000	18,535,030
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP: - continued
3.5% 2/1/25	$ 7,197,000	$ 7,070,340
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,722,944
4% 4/30/19	8,644,000	9,187,855
Washington Prime Group LP 3.85% 4/1/20 (d)	20,000,000	20,292,746
		545,997,818
TOTAL FINANCIALS		5,778,633,428
HEALTH CARE - 2.1%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	23,000,000	22,985,602
2.2% 5/22/19	24,334,000	24,450,901
		47,436,503
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	7,549,000	7,663,390
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 4.75% 11/15/21	36,410,000	40,265,200
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,333,410
4.125% 9/15/20	11,062,000	11,894,792
UnitedHealth Group, Inc. 2.75% 2/15/23	4,066,000	4,060,877
WellPoint, Inc. 3.3% 1/15/23	21,022,000	21,052,524
		80,606,803
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	6,468,000	6,466,674
2.4% 2/1/19	4,078,000	4,106,362
4.15% 2/1/24	6,266,000	6,566,123
		17,139,159
Pharmaceuticals - 1.5%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,647,893
2.9% 11/6/22	25,191,000	24,763,534
3.6% 5/14/25	37,733,000	37,955,134
4.5% 5/14/35	36,362,000	36,461,123
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
4.7% 5/14/45	$ 36,299,000	$ 36,712,083
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,487,852
3.45% 3/15/22	25,461,000	25,645,949
3.8% 3/15/25	24,687,000	24,808,509
4.75% 3/15/45	24,278,000	23,919,535
Bayer U.S. Finance LLC:
2.375% 10/8/19 (d)	17,401,000	17,627,004
3% 10/8/21 (d)	12,703,000	12,952,843
3.375% 10/8/24 (d)	5,667,000	5,747,352
Mylan, Inc. 1.35% 11/29/16	8,049,000	8,042,826
Perrigo Co. PLC:
1.3% 11/8/16	7,040,000	7,034,790
2.3% 11/8/18	7,532,000	7,571,581
Perrigo Finance PLC:
3.5% 12/15/21	6,081,000	6,205,454
3.9% 12/15/24	9,061,000	9,225,339
4.9% 12/15/44	3,975,000	4,000,337
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,569,840
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	8,155,000	8,176,741
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,883,452
3.25% 2/1/23	33,171,000	32,457,525
		391,896,696
TOTAL HEALTH CARE		544,742,551
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (d)	15,580,000	16,058,477
6.375% 6/1/19 (d)	9,485,000	10,924,320
		26,982,797
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	718,654	779,740
6.648% 3/15/19	1,057,274	1,096,182
6.795% 2/2/20	100,378	106,149
6.9% 7/2/19	451,064	475,286
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 2,962,620	$ 3,136,674
8.36% 1/20/19	5,751,371	6,225,859
		11,819,890
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	9,345,265
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,857,425
3.75% 2/1/22	25,484,000	25,677,780
3.875% 4/1/21	22,238,000	22,905,140
4.25% 9/15/24	19,743,000	19,989,788
4.75% 3/1/20	19,421,000	20,731,918
		101,162,051
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,599,000	2,975,855
TOTAL INDUSTRIALS		152,285,858
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	7,717,000	7,831,960
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	5,024,216
6.55% 10/1/17	3,075,000	3,427,180
		16,283,356
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
3.2% 5/13/25	26,300,000	26,527,890
4.375% 5/13/45	26,300,000	26,502,799
		53,030,689
TOTAL INFORMATION TECHNOLOGY		69,314,045
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.5%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	$ 19,768,000	$ 21,132,546
4.25% 11/15/20	10,672,000	11,543,902
		32,676,448
Metals & Mining - 0.4%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	22,911,000	24,060,193
4.875% 11/4/44 (d)	12,375,000	12,487,922
Freeport-McMoRan, Inc. 2.3% 11/14/17	16,405,000	16,427,344
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	27,416,000	27,693,532
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	21,620,060
6.25% 1/23/17	3,240,000	3,452,641
		105,741,692
TOTAL MATERIALS		138,418,140
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.:
2.45% 6/30/20	18,005,000	17,820,917
3% 6/30/22	46,645,000	45,856,093
3.4% 5/15/25	51,500,000	49,896,445
4.75% 5/15/46	49,954,000	47,328,368
4.8% 6/15/44	13,400,000	12,699,703
6.3% 1/15/38	40,737,000	46,248,472
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	245,395
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,067,278
6% 4/1/17	4,959,000	5,268,938
6.15% 9/15/19	12,036,000	12,998,880
Embarq Corp.:
7.082% 6/1/16	16,472,000	17,358,144
7.995% 6/1/36	7,935,000	9,105,413
Verizon Communications, Inc.:
1.35% 6/9/17	35,777,000	35,754,139
2.625% 2/21/20	36,216,000	36,494,646
4.5% 9/15/20	64,976,000	70,827,479
5.012% 8/21/54	134,559,000	127,252,043
6.35% 4/1/19	7,155,000	8,238,832
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.4% 9/15/33	$ 26,916,000	$ 31,760,880
6.55% 9/15/43	109,182,000	132,017,415
		709,239,480
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	29,726,000	30,172,187
3.125% 7/16/22	16,205,000	16,275,492
		46,447,679
TOTAL TELECOMMUNICATION SERVICES		755,687,159
UTILITIES - 3.3%
Electric Utilities - 1.9%
AmerenUE 6.4% 6/15/17	5,870,000	6,492,308
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,125,259
2.95% 12/15/22	9,568,000	9,492,537
American Transmission Systems, Inc. 5% 9/1/44 (d)	8,694,000	9,290,148
Dayton Power & Light Co. 1.875% 9/15/16	9,233,000	9,321,249
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	15,117,000	17,550,247
6.4% 9/15/20 (d)	34,900,000	40,989,701
Edison International 3.75% 9/15/17	9,811,000	10,342,580
Eversource Energy:
1.45% 5/1/18	7,067,000	7,030,930
2.8% 5/1/23	32,099,000	31,399,081
FirstEnergy Corp.:
2.75% 3/15/18	55,449,000	56,536,189
4.25% 3/15/23	66,372,000	68,233,270
7.375% 11/15/31	30,718,000	38,519,235
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	53,245,095
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,396,968
3.75% 11/15/20	2,232,000	2,358,282
Nevada Power Co. 6.5% 5/15/18	15,159,000	17,314,382
NV Energy, Inc. 6.25% 11/15/20	7,075,000	8,301,409
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,281,599
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,450,100
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,630,316
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 4.4% 1/15/21	$ 40,776,000	$ 44,322,370
TECO Finance, Inc.:
4% 3/15/16	9,634,000	9,881,122
5.15% 3/15/20	11,097,000	12,459,967
		505,964,344
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,827,000	3,025,594
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,986,694
Texas Eastern Transmission LP 6% 9/15/17 (d)	12,691,000	13,913,042
		23,925,330
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
2.5731% 9/30/66 (h)	66,502,000	61,181,042
7.5% 6/30/66 (h)	7,991,000	8,070,910
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	37,668,000	37,644,608
2% 11/15/18	29,001,000	29,313,022
NiSource Finance Corp.:
5.25% 2/15/43	23,297,000	25,869,408
5.45% 9/15/20	21,013,000	24,050,198
5.8% 2/1/42	11,523,000	13,869,763
5.95% 6/15/41	21,763,000	26,453,492
6.4% 3/15/18	4,848,000	5,480,271
6.8% 1/15/19	6,774,000	7,876,672
PG&E Corp. 2.4% 3/1/19	3,334,000	3,368,947
Puget Energy, Inc.:
6% 9/1/21	26,400,000	30,833,378
6.5% 12/15/20	8,451,000	10,052,583
Sempra Energy:
2.3% 4/1/17	24,264,000	24,726,205
2.875% 10/1/22	9,886,000	9,806,329
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	13,102,000	12,627,053
		331,223,881
TOTAL UTILITIES		861,113,555
TOTAL NONCONVERTIBLE BONDS (Cost $10,948,227,498)		11,315,350,487
U.S. Government and Government Agency Obligations - 24.2%
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$ 130,211,921	$ 123,873,778
1.375% 2/15/44	259,644,956	287,676,057
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	358,645,000	352,676,419
0.25% 1/15/25	25,000,000	24,805,105
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		789,031,359
U.S. Treasury Obligations - 21.2%
U.S. Treasury Bonds 3% 5/15/45	752,081,000	770,295,650
U.S. Treasury Notes:
0.75% 2/28/18	122,700,000	122,278,157
0.875% 10/15/17	816,830,000	819,126,926
0.875% 1/31/18	582,288,000	582,651,930
1% 5/15/18 (c)	1,245,283,000	1,247,812,155
1% 5/31/18	158,315,000	158,512,894
1.25% 10/31/18	745,606,000	749,159,558
1.375% 7/31/18	526,209,000	532,087,807
1.375% 9/30/18	86,771,000	87,618,406
1.375% 4/30/20 (c)	177,020,000	176,134,900
1.5% 12/31/18	80,651,000	81,633,974
2% 2/15/25 (c)	199,850,000	197,867,088
TOTAL U.S. TREASURY OBLIGATIONS		5,525,179,445
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,290,609,878)		6,314,210,804
U.S. Government Agency - Mortgage Securities - 21.9%

Fannie Mae - 13.6%
1.75% 10/1/34 (h)	9,027	9,414
1.85% 10/1/33 (h)	99,430	103,457
1.865% 10/1/35 (h)	47,387	50,022
1.88% 1/1/35 (h)	708,986	744,113
1.88% 1/1/35 (h)	6,911	7,207
1.885% 2/1/33 (h)	58,249	60,659
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
1.91% 12/1/34 (h)	$ 210,010	$ 219,221
1.91% 3/1/35 (h)	138,115	144,207
1.93% 10/1/33 (h)	74,714	77,993
1.94% 7/1/35 (h)	74,984	78,981
2.045% 1/1/35 (h)	482,420	507,780
2.05% 3/1/35 (h)	18,694	19,330
2.053% 6/1/36 (h)	293,350	313,657
2.058% 4/1/37 (h)	268,628	285,087
2.094% 5/1/36 (h)	402,003	425,480
2.105% 7/1/34 (h)	138,630	146,952
2.115% 12/1/34 (h)	30,648	32,287
2.14% 9/1/36 (h)	176,150	188,865
2.142% 9/1/36 (h)	227,460	243,880
2.19% 3/1/37 (h)	56,890	60,350
2.22% 5/1/35 (h)	611,535	649,968
2.232% 3/1/33 (h)	241,168	254,632
2.27% 6/1/47 (h)	320,580	343,722
2.271% 3/1/40 (h)	1,127,256	1,204,016
2.274% 11/1/36 (h)	743,209	791,775
2.31% 12/1/39 (h)	660,328	707,137
2.318% 7/1/35 (h)	431,489	458,696
2.335% 9/1/35 (h)	286,369	307,042
2.372% 5/1/36 (h)	476,309	508,859
2.389% 7/1/37 (h)	285,086	305,665
2.391% 12/1/33 (h)	2,109,836	2,262,141
2.421% 10/1/33 (h)	306,181	327,434
2.432% 6/1/36 (h)	953,050	1,020,366
2.457% 9/1/36 (h)	853,970	915,616
2.458% 3/1/35 (h)	208,126	223,150
2.5% 3/1/27 to 8/1/43	261,377,183	266,034,464
2.53% 9/1/37 (h)	69,729	74,762
2.542% 6/1/42 (h)	3,594,842	3,729,203
2.585% 7/1/34 (h)	535,391	574,040
2.6% 5/1/35 (h)	178,580	191,472
2.691% 2/1/42 (h)	3,825,365	3,983,387
2.765% 1/1/42 (h)	3,429,495	3,576,140
2.96% 11/1/40 (h)	2,094,790	2,202,738
2.982% 9/1/41 (h)	2,486,363	2,611,798
2.992% 8/1/41 (h)	3,012,261	3,135,927
3% 4/1/42 to 9/1/43	335,440,639	340,845,698
3% 6/1/45 (e)	14,400,000	14,584,499
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3% 6/1/45	$ 255,700,000	$ 258,976,131
3% 6/1/45	64,200,000	65,022,556
3% 6/1/45	128,300,000	129,943,831
3% 6/1/45	63,200,000	64,009,744
3% 6/1/45	39,200,000	39,702,246
3% 6/1/45	14,400,000	14,584,499
3% 6/1/45	15,400,000	15,597,311
3% 6/1/45	22,200,000	22,484,435
3% 6/1/45	46,214,000	46,806,112
3% 6/1/45	45,686,000	46,271,347
3.059% 10/1/41 (h)	990,448	1,029,216
3.237% 7/1/41 (h)	3,954,923	4,193,907
3.308% 10/1/41 (h)	1,999,435	2,107,144
3.357% 9/1/41 (h)	863,033	925,334
3.461% 12/1/40 (h)	34,464,087	36,671,578
3.5% 9/1/25 to 7/1/44	607,005,280	636,982,429
3.5% 6/1/30 (e)	1,200,000	1,272,622
3.5% 6/1/45 (e)	44,600,000	46,579,121
3.5% 6/1/45 (e)	38,400,000	40,103,996
3.5% 6/1/45 (e)	47,300,000	49,398,933
3.5% 7/1/45 (e)	47,300,000	49,260,367
3.5% 7/1/45 (e)	38,400,000	39,991,503
3.5% 7/1/45 (e)	44,600,000	46,448,465
3.554% 7/1/41 (h)	4,021,586	4,270,450
4% 9/1/24 to 1/1/44	419,974,099	451,501,897
4% 6/1/45 (e)	124,800,000	133,243,494
4% 6/1/45 (e)	75,100,000	80,180,981
4.5% 4/1/21 to 2/1/45	284,476,597	310,330,692
4.5% 6/1/45 (e)	4,700,000	5,109,781
4.5% 6/1/45	21,800,000	23,700,688
5% 3/1/18 to 1/1/40	8,309,515	9,238,109
5.204% 7/1/37 (h)	85,765	91,769
5.5% 10/1/17 to 3/1/41	114,562,567	129,410,052
5.565% 8/1/46 (h)	79,299	84,787
6% 2/1/17 to 1/1/42	55,573,112	63,701,018
6.5% 8/1/15 to 4/1/37	25,288,511	29,338,525
7% 12/1/15 to 7/1/37	4,238,739	4,937,592
7.5% 1/1/16 to 2/1/32	1,844,578	2,175,780
8% 12/1/17 to 3/1/37	31,965	38,611
8.5% 9/1/15 to 7/1/31	15,538	18,512
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
9.5% 4/1/16 to 2/1/25	$ 47,558	$ 52,121
10.5% 8/1/20	2,063	2,298
TOTAL FANNIE MAE		3,561,333,273
Freddie Mac - 3.5%
1.5% 8/1/37 (h)	81,051	83,635
1.82% 3/1/35 (h)	244,240	253,898
1.825% 3/1/37 (h)	39,280	41,083
1.852% 1/1/36 (h)	209,551	220,981
1.914% 3/1/36 (h)	556,221	582,759
1.981% 12/1/35 (h)	600,317	633,522
2.022% 2/1/37 (h)	408,459	428,899
2.03% 4/1/35 (h)	827,168	867,743
2.05% 6/1/37 (h)	67,223	70,697
2.055% 11/1/35 (h)	517,704	550,809
2.095% 8/1/37 (h)	172,298	182,210
2.105% 3/1/36 (h)	497,046	523,569
2.121% 5/1/37 (h)	166,576	177,976
2.182% 6/1/33 (h)	571,794	604,675
2.333% 4/1/37 (h)	208,861	223,938
2.346% 10/1/36 (h)	857,811	917,197
2.351% 10/1/35 (h)	303,822	322,019
2.364% 4/1/36 (h)	539,406	576,752
2.373% 1/1/35 (h)	44,500	47,712
2.375% 5/1/37 (h)	157,845	169,100
2.385% 6/1/37 (h)	71,000	76,125
2.402% 10/1/42 (h)	4,306,495	4,543,193
2.415% 6/1/37 (h)	616,769	661,293
2.42% 6/1/36 (h)	154,179	165,309
2.442% 6/1/33 (h)	1,812,386	1,943,219
2.448% 6/1/37 (h)	128,662	136,910
2.545% 7/1/36 (h)	193,095	207,034
2.548% 3/1/35 (h)	2,666,440	2,858,925
2.595% 4/1/37 (h)	18,936	20,303
2.723% 3/1/33 (h)	23,324	25,007
2.757% 12/1/36 (h)	704,864	755,747
2.776% 11/1/35 (h)	264,467	283,558
3% 8/1/42 to 7/1/43	88,909,319	90,302,904
3.08% 9/1/41 (h)	4,994,365	5,231,567
3.115% 10/1/35 (h)	342,934	367,690
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.231% 9/1/41 (h)	$ 2,389,678	$ 2,510,541
3.242% 4/1/41 (h)	2,535,554	2,676,229
3.296% 6/1/41 (h)	2,855,394	3,024,572
3.299% 7/1/41 (h)	2,601,925	2,741,185
3.422% 12/1/40 (h)	18,207,603	19,259,821
3.47% 5/1/41 (h)	2,732,053	2,883,906
3.5% 10/1/41 to 11/1/44 (f)	231,232,007	241,957,283
3.622% 6/1/41 (h)	3,936,153	4,180,544
3.705% 5/1/41 (h)	3,434,752	3,650,578
4% 7/1/24 to 8/1/44	211,520,402	227,567,637
4.5% 6/1/25 to 8/1/44 (g)	98,824,694	108,306,429
5% 3/1/19 to 7/1/41	83,497,903	93,548,878
5.141% 4/1/38 (h)	731,967	783,205
5.5% 10/1/17 to 4/1/41	37,433,670	42,193,463
6% 7/1/16 to 12/1/37	7,981,632	9,096,707
6.5% 7/1/15 to 9/1/39	13,661,191	15,707,671
7% 6/1/21 to 9/1/36	3,870,733	4,526,408
7.5% 6/1/15 to 1/1/33	100,577	118,238
8% 7/1/16 to 1/1/37	120,561	146,170
8.5% 5/1/17 to 1/1/28	122,970	146,844
9% 5/1/17 to 10/1/20	466	494
9.5% 5/1/21 to 7/1/21	1,301	1,430
10% 11/15/18 to 8/1/21	512	563
11% 11/1/15 to 9/1/20	618	636
12.5% 6/1/19	3	3
TOTAL FREDDIE MAC		900,087,393
Ginnie Mae - 4.8%
3% 4/15/42 to 5/15/45	141,084,794	144,649,126
3% 6/1/45 (e)	105,000,000	107,504,555
3.5% 11/15/40 to 5/20/45	237,805,711	249,803,794
3.5% 6/1/45 (e)	56,700,000	59,518,500
3.5% 6/1/45 (e)	67,000,000	70,330,503
3.5% 7/1/45 (e)	56,700,000	59,354,603
4% 2/15/39 to 8/15/43	146,481,018	157,820,252
4% 6/1/45 (e)	24,500,000	26,086,757
4% 6/1/45 (e)	22,200,000	23,637,796
4.39% 6/20/63 (l)	920,252	1,009,758
4.5% 6/20/33 to 8/15/41	210,459,044	231,266,124
4.505% 2/20/63 (l)	855,309	938,585
5% 12/15/32 to 9/15/41	71,579,462	80,941,891
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
5.5% 12/20/28 to 9/15/39	$ 16,154,252	$ 18,531,510
6% 10/15/30 to 5/15/40	12,080,866	13,876,389
6.5% 3/20/31 to 10/15/38	1,096,880	1,279,238
7% 10/15/22 to 3/15/33	4,929,253	5,822,620
7.5% 1/15/17 to 9/15/31	1,690,499	1,987,701
8% 8/15/16 to 11/15/29	678,639	779,815
8.5% 10/15/21 to 1/15/31	103,744	124,377
9% 8/15/19 to 1/15/23	5,682	6,365
9.5% 12/15/20 to 2/15/25	2,396	2,705
10.5% 3/20/16 to 1/20/18	6,723	7,194
11% 9/20/15 to 9/20/19	2,901	3,282
TOTAL GINNIE MAE		1,255,283,440
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,660,939,750)		5,716,704,106
Asset-Backed Securities - 0.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6513% 4/25/35 (h)	562,768	502,817
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8348% 3/25/34 (h)	260,087	249,621
Airspeed Ltd. Series 2007-1A Class C1, 2.6856% 6/15/32 (d)(h)	3,461,270	1,557,572
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	23,260,000	23,266,257
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2238% 12/25/33 (h)	41,329	38,148
Series 2004-R2 Class M3, 1.0063% 4/25/34 (h)	73,246	52,047
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9613% 3/25/34 (h)	40,480	37,864
Series 2004-W11 Class M2, 1.2348% 11/25/34 (h)	457,000	446,366
Series 2004-W7 Class M1, 1.0063% 5/25/34 (h)	1,310,000	1,255,524
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (h)	950,555	342,054
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0098% 4/25/34 (h)	1,475,270	1,350,294
Series 2006-HE2 Class M1, 0.5513% 3/25/36 (h)	20,441	1,702
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3098% 2/25/35 (h)	1,218,074	1,057,952
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	$ 28,030,000	$ 28,142,204
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3213% 12/25/36 (h)	1,471,000	976,465
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (d)	282,519	282,617
Series 2013-2A Class A, 1.75% 11/15/17 (d)	6,724,764	6,734,313
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6398% 4/25/34 (h)	60,466	51,471
Series 2004-4 Class M2, 0.9798% 6/25/34 (h)	92,311	83,644
Series 2004-7 Class AF5, 5.868% 1/25/35	8,439,146	8,656,548
Fannie Mae Series 2004-T5 Class AB3, 1.0669% 5/28/35 (h)	31,732	29,369
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3563% 8/25/34 (h)	160,000	148,842
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0098% 3/25/34 (h)	10,906	10,341
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	53,380,000	53,384,164
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9163% 1/25/35 (h)	801,000	677,043
Class M4, 1.2013% 1/25/35 (h)	282,636	180,800
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (d)(h)	1,227,444	1,145,139
GE Business Loan Trust:
Series 2003-1 Class A, 0.6156% 4/15/31 (d)(h)	27,645	27,645
Series 2006-2A:
Class A, 0.3656% 11/15/34 (d)(h)	886,044	847,584
Class B, 0.4656% 11/15/34 (d)(h)	320,336	296,959
Class C, 0.5656% 11/15/34 (d)(h)	531,349	451,646
Class D, 0.9356% 11/15/34 (d)(h)	201,989	166,140
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	349,931	11,626
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5048% 8/25/33 (h)	241,085	227,049
Series 2003-3 Class M1, 1.4748% 8/25/33 (h)	393,525	378,209
Series 2003-5 Class A2, 0.8848% 12/25/33 (h)	27,804	26,515
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (h)	1,292,000	823,485
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4813% 7/25/36 (h)	166,707	75,224
Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (h)	488,055	484,140
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5986% 12/27/29 (h)	141,060	140,567
Asset-Backed Securities - continued
	Principal Amount	Value
KeyCorp Student Loan Trust: - continued
Series 2006-A Class 2C, 1.4186% 3/27/42 (h)	$ 2,867,000	$ 1,433,500
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4848% 5/25/37 (h)	305,466	2,968
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9348% 7/25/34 (h)	105,313	80,313
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1598% 7/25/34 (h)	315,563	287,439
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (h)	321,268	303,291
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (h)	1,520,828	1,467,325
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (h)	48,462	45,032
Series 2005-NC1 Class M1, 0.8448% 1/25/35 (h)	262,480	245,877
Series 2005-NC2 Class B1, 1.9363% 3/25/35 (h)	198,666	4,343
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6948% 9/25/35 (h)	1,164,000	1,020,783
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (h)	435,000	409,434
Class M4, 2.3598% 9/25/34 (h)	558,000	261,535
Series 2005-WCH1 Class M4, 1.4298% 1/25/36 (h)	1,245,000	1,112,200
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9848% 4/25/33 (h)	4,173	3,907
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20	13,091,000	13,269,182
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9688% 3/25/35 (h)	692,096	634,670
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2206% 6/15/33 (h)	595,915	577,501
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9098% 9/25/34 (h)	24,298	21,360
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (h)	115,176	100,129
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8308% 4/6/42 (d)(h)	2,398,344	1,295,106
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (d)(h)	1,459,789	1,457,193
TOTAL ASSET-BACKED SECURITIES (Cost $146,830,441)		158,651,055
Collateralized Mortgage Obligations - 2.4%
	Principal Amount	Value
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7448% 1/25/35 (h)	$ 985,204	$ 958,608
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.551% 10/25/34 (h)	258,780	259,573
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.284% 12/20/54 (h)	178,650	175,488
Series 2006-1A Class C2, 1.384% 12/20/54 (d)(h)	5,526,000	5,438,137
Series 2006-2 Class C1, 1.124% 12/20/54 (h)	4,563,000	4,472,653
Series 2006-3 Class C2, 1.184% 12/20/54 (h)	922,000	904,851
Series 2006-4:
Class C1, 0.944% 12/20/54 (h)	2,331,000	2,272,259
Class M1, 0.524% 12/20/54 (h)	1,006,000	978,335
Series 2007-1:
Class 1C1, 0.784% 12/20/54 (h)	1,847,000	1,784,571
Class 1M1, 0.484% 12/20/54 (h)	1,238,000	1,199,622
Class 2C1, 1.044% 12/20/54 (h)	842,000	824,571
Class 2M1, 0.684% 12/20/54 (h)	1,589,000	1,555,154
Series 2007-2 Class 2C1, 1.0434% 12/17/54 (h)	2,199,000	2,153,261
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7251% 1/20/44 (h)	365,737	365,889
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4683% 8/25/36 (h)	583,973	499,248
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3948% 5/25/47 (h)	355,396	332,925
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (h)	690,786	630,009
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4748% 7/25/35 (h)	965,623	910,786
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.531% 6/10/35 (d)(h)	369,293	336,264
Class B6, 3.031% 6/10/35 (d)(h)	344,990	318,505
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (h)	19,561	19,183
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (h)	90,987	90,905
TOTAL PRIVATE SPONSOR		26,480,797
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 2.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9848% 2/25/32 (h)	$ 81,166	$ 82,432
Series 2002-39 Class FD, 1.1834% 3/18/32 (h)	129,143	131,906
Series 2002-60 Class FV, 1.1848% 4/25/32 (h)	167,339	171,299
Series 2002-63 Class FN, 1.1848% 10/25/32 (h)	232,477	237,844
Series 2002-7 Class FC, 0.9348% 1/25/32 (h)	85,956	87,862
Series 2002-94 Class FB, 0.5848% 1/25/18 (h)	125,427	125,813
Series 2003-118 Class S, 7.9153% 12/25/33 (h)(i)(k)	2,739,297	644,052
Series 2006-104 Class GI, 6.4953% 11/25/36 (h)(i)(k)	1,970,677	454,164
Series 2006-33 Class CF, 0.4848% 5/25/36 (h)	1,707,103	1,710,850
Series 2007-53 Class FB, 0.5848% 6/25/37 (h)	9,123,851	9,148,505
Series 2007-57 Class FA, 0.4148% 6/25/37 (h)	2,110,903	2,111,248
Series 2008-76 Class EF, 0.6848% 9/25/23 (h)	1,168,217	1,172,168
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	128,303	141,242
Series 1993-207 Class H, 6.5% 11/25/23	1,576,584	1,771,229
Series 1994-23 Class PZ, 6% 2/25/24	4,294,563	4,758,201
Series 1996-28 Class PK, 6.5% 7/25/25	512,449	575,886
Series 1999-17 Class PG, 6% 4/25/29	1,361,550	1,498,625
Series 1999-32 Class PL, 6% 7/25/29	1,174,129	1,295,600
Series 1999-33 Class PK, 6% 7/25/29	730,775	808,107
Series 2001-52 Class YZ, 6.5% 10/25/31	90,354	102,518
Series 2002-9 Class PC, 6% 3/25/17	20,719	21,405
Series 2003-28 Class KG, 5.5% 4/25/23	934,872	1,025,185
Series 2004-21 Class QE, 4.5% 11/25/32	169,044	173,833
Series 2005-102 Class CO, 11/25/35 (j)	745,302	684,938
Series 2005-73 Class SA, 17.0697% 8/25/35 (h)(k)	344,119	434,194
Series 2005-81 Class PC, 5.5% 9/25/35	946,559	1,108,034
Series 2006-105 Class MD, 5.5% 6/25/35	1,051,800	1,075,098
Series 2006-12 Class BO, 10/25/35 (j)	3,153,909	3,085,326
Series 2006-37 Class OW, 5/25/36 (j)	391,401	350,628
Series 2006-45 Class OP, 6/25/36 (j)	985,011	876,285
Series 2006-62 Class KP, 4/25/36 (j)	1,357,907	1,205,087
Series 2011-117 Class PF, 0.5348% 7/25/39 (h)	1,877,865	1,887,260
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	274,457	322,407
Series 1999-25 Class Z, 6% 6/25/29	1,059,012	1,201,939
Series 2001-20 Class Z, 6% 5/25/31	1,363,216	1,504,535
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2001-31 Class ZC, 6.5% 7/25/31	$ 744,401	$ 861,769
Series 2002-16 Class ZD, 6.5% 4/25/32	372,200	433,816
Series 2002-74 Class SV, 7.3653% 11/25/32 (h)(i)	1,654,208	305,575
Series 2002-79 Class Z, 5.5% 11/25/22	1,914,269	2,162,441
Series 2010-50 Class FA, 0.5348% 1/25/24 (h)	76,678	76,682
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	5,146,380	692,525
Series 06-116 Class SG, 6.4553% 12/25/36 (h)(i)(k)	1,344,507	255,348
Series 07-40 Class SE, 6.2553% 5/25/37 (h)(i)(k)	833,416	133,250
Series 1993-165 Class SH, 19.2772% 9/25/23 (h)(k)	62,880	85,138
Series 2003-21 Class SK, 7.9153% 3/25/33 (h)(i)(k)	240,019	65,261
Series 2003-35 Class TQ, 7.3153% 5/25/18 (h)(i)(k)	126,447	8,766
Series 2005-72 Class ZC, 5.5% 8/25/35	7,922,670	8,960,265
Series 2007-57 Class SA, 39.5115% 6/25/37 (h)(k)	631,905	1,263,396
Series 2007-66:
Class FB, 0.5848% 7/25/37 (h)	2,515,545	2,533,243
Class SA, 38.4915% 7/25/37 (h)(k)	956,356	1,843,586
Class SB, 38.4915% 7/25/37 (h)(k)	419,257	794,642
Series 2008-12 Class SG, 6.1653% 3/25/38 (h)(i)(k)	5,770,870	1,053,221
Series 2009-114 Class AI, 5% 12/25/23 (i)	1,168,718	52,638
Series 2009-16 Class SA, 6.0653% 3/25/24 (h)(i)(k)	742,993	30,459
Series 2009-76 Class MI, 5.5% 9/25/24 (i)	573,746	29,781
Series 2009-85 Class IB, 4.5% 8/25/24 (i)	601,514	48,974
Series 2009-93 Class IC, 4.5% 9/25/24 (i)	916,553	72,622
Series 2010-112 Class SG, 6.1753% 6/25/21 (h)(i)(k)	828,037	62,988
Series 2010-12 Class AI, 5% 12/25/18 (i)	2,365,160	131,883
Series 2010-135 Class LS, 5.8653% 12/25/40 (h)(i)(k)	5,136,721	899,946
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	5,095,754	723,022
Series 2010-17 Class DI, 4.5% 6/25/21 (i)	612,251	36,663
Series 2010-23:
Class AI, 5% 12/25/18 (i)	1,010,387	53,158
Class HI, 4.5% 10/25/18 (i)	678,346	34,712
Series 2010-29 Class LI, 4.5% 6/25/19 (i)	2,144,742	103,511
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	1,954,111	146,449
Series 2011-39 Class ZA, 6% 11/25/32	3,456,850	3,891,103
Series 2011-67 Class AI, 4% 7/25/26 (i)	1,589,409	174,566
Series 2011-83 Class DI, 6% 9/25/26 (i)	2,589,868	357,047
Series 2013-N1 Class A, 6.5353% 6/25/35 (h)(i)(k)	4,029,757	871,084
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (i)	$ 369,430	$ 20,268
Class 5, 5.5% 7/25/33 (i)	773,837	155,596
Series 343 Class 16, 5.5% 5/25/34 (i)	625,870	120,571
Series 348 Class 14, 6.5% 8/25/34 (h)(i)	438,946	97,507
Series 351:
Class 12, 5.5% 4/25/34 (h)(i)	307,213	59,832
Class 13, 6% 3/25/34 (i)	409,282	83,361
Series 359 Class 19, 6% 7/25/35 (h)(i)	290,688	61,472
Series 384 Class 6, 5% 7/25/37 (i)	3,741,549	731,911
Freddie Mac:
floater:
Series 2412 Class FK, 0.9815% 1/15/32 (h)	65,231	66,223
Series 2423 Class FA, 1.0815% 3/15/32 (h)	93,645	95,489
Series 2424 Class FM, 1.1815% 3/15/32 (h)	120,470	123,294
Series 2432:
Class FE, 1.0815% 6/15/31 (h)	162,691	165,949
Class FG, 1.0815% 3/15/32 (h)	55,982	57,061
Series 3346 Class FA, 0.4115% 2/15/19 (h)	515,646	516,252
Series 3830 Class FD, 0.5415% 3/15/41 (h)	9,207,503	9,252,997
floater planned amortization class Series 3153 Class FX, 0.5315% 5/15/36 (h)	3,453,949	3,465,566
floater target amortization class Series 3366 Class FD, 0.4315% 5/15/37 (h)	3,933,636	3,931,263
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (j)	2,560,595	2,405,875
Series 2095 Class PE, 6% 11/15/28	1,443,031	1,597,722
Series 2101 Class PD, 6% 11/15/28	137,542	151,539
Series 2121 Class MG, 6% 2/15/29	601,034	663,229
Series 2131 Class BG, 6% 3/15/29	3,985,557	4,410,065
Series 2137 Class PG, 6% 3/15/29	649,879	717,589
Series 2154 Class PT, 6% 5/15/29	977,830	1,078,565
Series 2162 Class PH, 6% 6/15/29	251,243	276,270
Series 2356 Class GD, 6% 9/15/16	62,596	64,273
Series 2363 Class PF, 6% 9/15/16	60,570	61,988
Series 2425 Class JH, 6% 3/15/17	199,706	206,840
Series 2520 Class BE, 6% 11/15/32	1,386,129	1,532,282
Series 2585 Class KS, 7.4185% 3/15/23 (h)(i)(k)	98,120	14,911
Series 2693 Class MD, 5.5% 10/15/33	3,686,214	4,182,485
Series 2802 Class OB, 6% 5/15/34	2,838,451	3,182,787
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2937 Class KC, 4.5% 2/15/20	$ 3,776,924	$ 3,966,674
Series 2962 Class BE, 4.5% 4/15/20	3,751,658	3,963,445
Series 3002 Class NE, 5% 7/15/35	3,902,144	4,318,544
Series 3110 Class OP, 9/15/35 (j)	1,829,674	1,761,649
Series 3119 Class PO, 2/15/36 (j)	2,802,708	2,457,712
Series 3121 Class KO, 3/15/36 (j)	584,690	520,463
Series 3123 Class LO, 3/15/36 (j)	1,681,046	1,492,646
Series 3145 Class GO, 4/15/36 (j)	1,597,322	1,471,920
Series 3189 Class PD, 6% 7/15/36	3,350,381	3,868,119
Series 3225 Class EO, 10/15/36 (j)	1,048,755	932,821
Series 3258 Class PM, 5.5% 12/15/36	1,644,252	1,858,253
Series 3415 Class PC, 5% 12/15/37	1,541,214	1,669,378
Series 3786 Class HI, 4% 3/15/38 (i)	4,510,866	536,274
Series 3806 Class UP, 4.5% 2/15/41	8,606,670	9,361,694
Series 3832 Class PE, 5% 3/15/41	5,254,507	6,033,743
sequential payer:
Series 2135 Class JE, 6% 3/15/29	277,110	305,639
Series 2274 Class ZM, 6.5% 1/15/31	306,659	354,727
Series 2281 Class ZB, 6% 3/15/30	787,465	865,007
Series 2303 Class ZV, 6% 4/15/31	326,862	362,035
Series 2357 Class ZB, 6.5% 9/15/31	2,316,795	2,700,292
Series 2502 Class ZC, 6% 9/15/32	709,136	788,570
Series 2519 Class ZD, 5.5% 11/15/32	1,283,032	1,403,031
Series 2546 Class MJ, 5.5% 3/15/23	600,489	645,595
Series 2601 Class TB, 5.5% 4/15/23	282,776	318,044
Series 2998 Class LY, 5.5% 7/15/25	724,066	799,754
Series 4302 Class DA, 3% 7/15/39	22,076,525	23,007,448
Series 06-3115 Class SM, 6.4185% 2/15/36 (h)(i)(k)	1,106,824	183,829
Series 2013-4281 Class AI, 4% 12/15/28 (i)	17,383,751	2,026,026
Series 2844:
Class SC, 45.5936% 8/15/24 (h)(k)	38,362	67,353
Class SD, 84.0372% 8/15/24 (h)(k)	56,438	137,759
Series 2935 Class ZK, 5.5% 2/15/35	9,694,415	11,139,981
Series 2947 Class XZ, 6% 3/15/35	3,906,417	4,422,692
Series 3055 Class CS, 6.4085% 10/15/35 (h)(i)	1,594,451	306,380
Series 3244 Class SG, 6.4785% 11/15/36 (h)(i)(k)	3,594,269	677,023
Series 3274 Class SM, 6.2485% 2/15/37 (h)(i)	1,841,890	257,149
Series 3284 Class CI, 5.9385% 3/15/37 (h)(i)	8,556,019	1,528,770
Series 3287 Class SD, 6.5685% 3/15/37 (h)(i)(k)	5,575,985	1,287,952
Series 3297 Class BI, 6.5785% 4/15/37 (h)(i)(k)	8,071,043	1,615,052
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3336 Class LI, 6.3985% 6/15/37 (h)(i)	$ 3,090,445	$ 480,235
Series 3772 Class BI, 4.5% 10/15/18 (i)	2,483,256	130,098
Series 3949 Class MK, 4.5% 10/15/34	2,791,829	3,039,689
Series 4181 Class LA, 3% 3/15/37	7,912,885	8,224,535
Series 4471 Class PA 4% 12/15/40	36,490,560	38,953,673
target amortization class Series 2156 Class TC, 6.25% 5/15/29	829,880	914,616
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0815% 2/15/24 (h)	334,112	338,489
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	635,435	701,334
Series 2056 Class Z, 6% 5/15/28	1,124,843	1,241,723
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5075% 6/16/37 (h)(i)(k)	1,550,046	253,346
Series 2010-H03 Class FA, 0.7315% 3/20/60 (h)(l)	16,383,099	16,426,531
Series 2010-H17 Class FA, 0.5115% 7/20/60 (h)(l)	1,799,916	1,791,829
Series 2010-H18 Class AF, 0.4776% 9/20/60 (h)(l)	2,109,674	2,097,079
Series 2010-H19 Class FG, 0.4776% 8/20/60 (h)(l)	2,565,328	2,550,236
Series 2010-H27 Series FA, 0.5576% 12/20/60 (h)(l)	4,269,003	4,261,443
Series 2011-H05 Class FA, 0.6776% 12/20/60 (h)(l)	6,888,846	6,901,948
Series 2011-H07 Class FA, 0.6776% 2/20/61 (h)(l)	12,955,272	12,977,632
Series 2011-H12 Class FA, 0.6676% 2/20/61 (h)(l)	17,547,043	17,571,802
Series 2011-H13 Class FA, 0.6776% 4/20/61 (h)(l)	6,688,402	6,700,916
Series 2011-H14:
Class FB, 0.6776% 5/20/61 (h)(l)	8,866,844	8,885,926
Class FC, 0.6776% 5/20/61 (h)(l)	7,093,306	7,107,514
Series 2011-H17 Class FA, 0.7076% 6/20/61 (h)(l)	9,392,272	9,418,739
Series 2011-H21 Class FA, 0.7776% 10/20/61 (h)(l)	10,370,262	10,428,512
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-6 Class FG, 0.5825% 4/16/40 (h)	$ 6,378,594	$ 6,405,495
Series 2012-H01 Class FA, 0.8776% 11/20/61 (h)(l)	8,781,651	8,867,992
Series 2012-H03 Class FA, 0.8776% 1/20/62 (h)(l)	5,493,059	5,546,913
Series 2012-H06 Class FA, 0.8076% 1/20/62 (h)(l)	8,530,027	8,589,293
Series 2012-H07 Class FA, 0.8076% 3/20/62 (h)(l)	5,030,409	5,074,239
Series 2012-H23 Class WA, 0.6976% 10/20/62 (h)(l)	1,402,885	1,407,158
Series 2012-H26, Class CA, 0.7076% 7/20/60 (h)(l)	19,286,788	19,377,089
Series 2013-H07 Class BA, 0.5376% 3/20/63 (h)(l)	1,619,269	1,609,218
Series 2014-H03 Class FA, 0.7776% 1/20/64 (h)(l)	8,052,398	8,103,402
Series 2014-H05 Class FB, 0.7776% 12/20/63 (h)(l)	19,583,069	19,716,411
Series 2014-H11 Class BA, 0.6776% 6/20/64 (h)(l)	6,801,664	6,816,587
Series 2015-H07 Class FA, 0.3% 3/20/65 (h)(l)	32,841,768	32,833,624
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	1,354,357	1,555,193
Series 1997-8 Class PE, 7.5% 5/16/27	560,567	665,222
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	3,486,560	525,465
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	5,522,272	6,203,402
Series 2004-32 Class GS, 6.3167% 5/16/34 (h)(i)(k)	809,195	176,163
Series 2004-73 Class AL, 7.0167% 8/17/34 (h)(i)(k)	967,823	211,070
Series 2007-35 Class SC, 39.105% 6/16/37 (h)(k)	68,375	131,329
Series 2010-14 Class SN, 5.7675% 2/16/40 (h)(i)(k)	6,161,721	1,100,729
Series 2010-H10 Class FA, 0.5115% 5/20/60 (h)(l)	5,618,987	5,592,353
Series 2012-76 Class GS, 6.5175% 6/16/42 (h)(i)(k)	3,345,893	709,701
Series 2012-97 Class JS, 6.0675% 8/16/42 (h)(i)(k)	10,640,040	1,876,266
Series 2013-124:
Class ES, 8.4213% 4/20/39 (h)(k)	8,466,918	9,791,973
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Class ST, 8.5547% 8/20/39 (h)(k)	$ 15,905,101	$ 18,373,938
Series 2015-H13 Class FL, 0.3% 3/20/65 (h)(l)	55,980,000	55,980,000
TOTAL U.S. GOVERNMENT AGENCY		598,837,780
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $598,319,365)		625,318,577
Commercial Mortgage Securities - 7.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5708% 2/14/43 (h)(i)	451,964	6,853
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.8986% 5/10/45 (h)	51,078	51,085
Series 2006-3 Class A4, 5.889% 7/10/44	21,951,837	22,690,428
Series 2006-5 Class A2, 5.317% 9/10/47	538,528	538,559
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,507,962
Series 2006-6 Class E, 5.619% 10/10/45 (d)	1,002,000	150,470
Series 2007-3:
Class A3, 5.7354% 6/10/49 (h)	2,060,379	2,059,277
Class A4, 5.7354% 6/10/49 (h)	3,615,000	3,832,168
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	17,776,517	18,804,213
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4598% 12/25/33 (d)(h)	19,356	17,417
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (d)(h)	661,953	588,244
Class B1, 1.5848% 1/25/36 (d)(h)	18,549	11,046
Class M1, 0.6348% 1/25/36 (d)(h)	213,450	171,361
Class M2, 0.6548% 1/25/36 (d)(h)	43,204	33,752
Class M3, 0.6848% 1/25/36 (d)(h)	93,610	69,789
Class M4, 0.7948% 1/25/36 (d)(h)	34,975	25,462
Class M5, 0.8348% 1/25/36 (d)(h)	34,975	25,151
Class M6, 0.8848% 1/25/36 (d)(h)	37,032	24,249
Series 2006-3A Class M4, 0.6148% 10/25/36 (d)(h)	23,004	2,431
Series 2007-1 Class A2, 0.4548% 3/25/37 (d)(h)	467,073	392,906
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-2A:
Class A1, 0.4548% 7/25/37 (d)(h)	$ 1,004,769	$ 877,832
Class A2, 0.5048% 7/25/37 (d)(h)	941,315	796,334
Class M1, 0.5548% 7/25/37 (d)(h)	288,425	216,663
Class M2, 0.5948% 7/25/37 (d)(h)	150,506	96,784
Class M3, 0.6748% 7/25/37 (d)(h)	115,178	45,949
Series 2007-3:
Class A2, 0.4748% 7/25/37 (d)(h)	416,474	347,925
Class M1, 0.4948% 7/25/37 (d)(h)	165,609	125,727
Class M2, 0.5248% 7/25/37 (d)(h)	176,549	117,994
Class M3, 0.5548% 7/25/37 (d)(h)	284,817	115,038
Class M4, 0.6848% 7/25/37 (d)(h)	499,844	143,914
Class M5, 0.7848% 7/25/37 (d)(h)	210,061	35,200
Series 2007-4A Class M1, 1.1313% 9/25/37 (d)(h)	144,998	29,626
Series 2006-3A, Class IO, 0% 10/25/36 (d)(h)(i)	10,905,056	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(h)(i)	4,636,599	57,509
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	8,496,446	8,990,157
Series 2007-PW16 Class A4, 5.8965% 6/11/40 (h)	2,484,000	2,665,262
Series 2007-PW18 Class A4, 5.7% 6/11/50	20,000,000	21,471,160
Series 2006-T22 Class A4, 5.7581% 4/12/38 (h)	189,072	192,904
Series 2007-PW18 Class X2, 0.4438% 6/11/50 (d)(h)(i)	79,824,056	177,449
Series 2007-T28 Class X2, 0.3068% 9/11/42 (d)(h)(i)	49,715,730	37,038
C-BASS Trust floater Series 2006-SC1 Class A, 0.4513% 5/25/36 (d)(h)	277,767	263,541
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1745% 12/15/27 (d)(h)	10,251,000	10,272,117
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	157,652	158,832
Class A4, 5.322% 12/11/49	123,188,500	128,893,113
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,937,000	1,893,183
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0356% 4/15/17 (d)(h)	103,547	103,569
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust pass-thru certificates: - continued
sequential payer Series 2006-C7 Class A1A, 5.9288% 6/10/46 (h)	$ 51,161,908	$ 52,885,706
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	26,136	26,183
Series 2007-C3 Class A4, 5.8901% 6/15/39 (h)	30,705,739	32,719,175
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	19,378,000	20,686,325
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (d)(h)(i)	3,519	0
CSMC Series 2015-TOWN:
Class B, 2.0815% 3/15/17 (d)(h)	4,988,000	4,991,362
Class C, 2.4315% 3/15/17 (d)(h)	4,859,000	4,862,265
Class D, 3.3815% 3/15/17 (d)(h)	7,352,000	7,356,918
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5313% 4/25/19 (h)	2,880,138	2,865,976
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	51,805,435	53,950,372
Series K034 Class A2, 3.531% 7/25/23	25,768,438	27,804,583
Series K042 Class A1, 2.267% 6/25/24	17,300,327	17,505,218
Series K716 Class A2, 3.13% 6/25/21	7,704,556	8,168,547
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K718 Class A2, 2.791% 1/25/22	31,800,000	32,996,027
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (d)	25,600,000	26,139,973
Class CFX, 3.3822% 12/15/19 (d)	21,481,000	21,573,143
Class DFX, 3.3822% 12/15/19 (d)	18,206,000	18,110,852
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	76,105,705	79,608,775
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	27,514,575	29,035,828
Series 2006-GG7 Class A4, 6.0136% 7/10/38 (h)	18,606,872	19,169,804
GS Mortgage Securities Corp. Trust:
Series 2013-C, 2.974% 1/10/30 (d)	6,810,000	6,924,742
Series 2013-XA1, 1.4526% 1/10/30 (d)(h)(i)	123,825,712	3,900,398
Series 2013-XB1, 0.7741% 1/10/30 (d)(h)(i)	120,531,000	1,924,374
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	6,145,377	6,404,264
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	5,290,000	5,359,069
Commercial Mortgage Securities - continued
	Principal Amount	Value
Hilton U.S.A. Trust Series 2013-HLT: - continued
Class DFX, 4.4065% 11/5/30 (d)	$ 47,644,000	$ 48,410,359
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4656% 11/15/18 (d)(h)	121,518	120,276
Class F, 0.5156% 11/15/18 (d)(h)	320,945	311,999
Class G, 0.5456% 11/15/18 (d)(h)	279,111	269,275
Class H, 0.6856% 11/15/18 (d)(h)	214,234	205,689
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	37,655,914	39,359,091
Class A4, 5.552% 5/12/45	9,096,228	9,359,245
Series 2006-CB17 Class A4, 5.429% 12/12/43	17,762,040	18,568,473
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	15,081,775	15,672,287
Series 2007-CB18 Class A4, 5.44% 6/12/47	15,034,481	15,877,013
Series 2007-CB19 Class A4, 5.8851% 2/12/49 (h)	47,976,000	51,231,004
Series 2007-LD11 Class A4, 5.9618% 6/15/49 (h)	109,185,368	115,987,289
Series 2007-LDPX Class A3, 5.42% 1/15/49	25,768,922	27,188,275
Series 2006-LDP7 Class A4, 6.057% 4/15/45 (h)	35,083,053	36,049,065
Series 2007-CB20 Class A1A, 5.746% 2/12/51	78,084,512	84,237,416
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	100,497	1,514
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1102% 7/15/44 (h)	1,397,202	1,499,477
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	813,965
Series 2006-C7 Class A2, 5.3% 11/15/38	705,868	711,236
Series 2007-C1 Class A4, 5.424% 2/15/40	43,297,965	45,683,466
Series 2007-C2 Class A3, 5.43% 2/15/40	3,788,734	4,015,971
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	3,639,692	3,807,245
Series 2007-C7 Class A3, 5.866% 9/15/45	48,804,719	53,283,431
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6028% 1/12/44 (d)(h)	1,509,000	1,489,258
Series 2007-C1:
Class A3, 6.0289% 6/12/50 (h)	1,417,734	1,425,690
Class A4, 6.0289% 6/12/50 (h)	54,971,000	58,439,725
Series 2008-C1 Class A4, 5.69% 2/12/51	2,696,449	2,919,890
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	2,747,212	2,865,991
Class ASB, 5.133% 12/12/49 (h)	280,958	283,855
Series 2007-5 Class A4, 5.378% 8/12/48	45,108,369	47,142,622
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-6:
Class A2, 5.331% 3/12/51	$ 7,244,338	$ 7,323,823
Class A4, 5.485% 3/12/51 (h)	24,350,000	25,813,459
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	5,959,910	6,377,145
Series 2007-9:
Class A4, 5.7% 9/12/49	185,000	198,131
Class ASB, 5.644% 9/12/49	4,294,263	4,294,040
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,734,000	540,710
Series 2007-7 Class B, 5.9342% 6/12/50 (h)	530,211	24,794
Series 2007-8 Class A3, 6.0766% 8/12/49 (h)	1,496,000	1,616,410
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.386% 7/15/19 (d)(h)	291,739	291,943
Series 2007-XLFA:
Class D, 0.3715% 10/15/20 (d)(h)	4,087,035	4,053,350
Class E, 0.4315% 10/15/20 (d)(h)	8,181,000	8,095,091
Class F, 0.4815% 10/15/20 (d)(h)	9,173,000	9,052,274
Class G, 0.5215% 10/15/20 (d)(h)	505,000	495,353
Class H, 0.6115% 10/15/20 (d)(h)	318,000	305,565
Class J, 0.7615% 10/15/20 (d)(h)	183,596	167,237
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	1,361,460	1,360,540
Series 2006-IQ11 Class A4, 5.8301% 10/15/42 (h)	394,710	398,102
Series 2007-IQ14:
Class A4, 5.6859% 4/15/49	2,601,000	2,765,326
Class AAB, 5.654% 4/15/49	1,824,432	1,857,792
Class B, 5.9059% 4/15/49 (h)	426,000	28,870
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	836,615	860,877
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	229,412	74,640
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A:
Class G, 0.5456% 9/15/21 (d)(h)	128,985	127,105
Class J, 0.7856% 9/15/21 (d)(h)	323,000	306,584
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	21,542,456	22,693,578
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	84,953,181
Series 2007-C31 Class A4, 5.509% 4/15/47	90,736,867	95,198,489
Series 2007-C32 Class A3, 5.9027% 6/15/49 (h)	69,892,000	74,370,071
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C33:
Class A4, 6.1503% 2/15/51 (h)	$ 73,941,892	$ 78,002,189
Class A5, 6.1503% 2/15/51 (h)	12,818,000	13,917,310
Series 2005-C22 Class B, 5.5288% 12/15/44 (h)	3,845,000	3,825,514
Series 2006-C27 Class A1A, 5.749% 7/15/45 (h)	54,191,393	56,351,408
Series 2007-C31 Class C, 5.8609% 4/15/47 (h)	4,147,000	4,064,806
Series 2007-C31A Class A2, 5.421% 4/15/47	1,333,521	1,332,461
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,870,171,999)		1,914,465,783
Municipal Securities - 2.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	5,700,000	5,711,286
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	6,691,792
7.3% 10/1/39	39,940,000	57,601,468
7.5% 4/1/34	18,570,000	26,826,965
7.6% 11/1/40	39,105,000	59,909,251
7.625% 3/1/40	9,470,000	14,278,866
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,172,539
Series 2010 C1, 7.781% 1/1/35	28,545,000	29,922,582
Series 2012 B, 5.432% 1/1/42	7,305,000	6,155,485
6.314% 1/1/44	33,980,000	30,654,717
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	13,920,000	14,343,168
4.95% 6/1/23	20,310,000	20,888,226
5.1% 6/1/33	126,140,000	118,870,552
Series 2010-1, 6.63% 2/1/35	21,560,000	22,464,873
Series 2010-3:
5.547% 4/1/19	655,000	699,049
6.725% 4/1/35	31,715,000	33,362,911
7.35% 7/1/35	14,750,000	16,171,753
Series 2011:
4.961% 3/1/16	2,090,000	2,153,473
5.365% 3/1/17	770,000	806,236
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
5.665% 3/1/18	$ 26,580,000	$ 28,551,439
5.877% 3/1/19	70,360,000	76,375,780
Series 2013:
2.69% 12/1/17	6,955,000	6,915,148
3.14% 12/1/18	7,215,000	7,159,517
TOTAL MUNICIPAL SECURITIES (Cost $585,328,917)		591,687,076
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	28,250,000	28,638,438
5.75% 9/26/23 (d)	25,847,000	27,087,656
Brazilian Federative Republic:
4.25% 1/7/25	26,790,000	26,361,360
5.625% 1/7/41	27,107,000	27,513,605
United Mexican States 4.75% 3/8/44	26,992,000	27,201,188
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $136,262,148)		136,802,247
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $34,384,335)	34,467,000	34,368,287
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $711,675,686)	711,675,686	711,675,686
Cash Equivalents - 1.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $474,630,000)	$ 474,634,200	$ 474,630,000
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $27,457,380,017)		27,993,864,108
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(1,865,631,970)
NET ASSETS - 100%		$ 26,128,232,138
TBA Sale Commitments
	Principal Amount
Fannie Mae
2.5% 6/1/30	$ (6,200,000)	(6,334,657)
3% 6/1/45	(29,800,000)	(30,181,810)
3% 6/1/45	(64,200,000)	(65,022,556)
3% 6/1/45	(128,300,000)	(129,943,831)
3% 6/1/45	(63,200,000)	(64,009,744)
3% 6/1/45	(64,200,000)	(65,022,556)
3% 6/1/45	(128,300,000)	(129,943,831)
3% 6/1/45	(63,200,000)	(64,009,744)
3% 6/1/45	(14,400,000)	(14,584,499)
3% 6/1/45	(15,400,000)	(15,597,311)
3.5% 6/1/45	(47,300,000)	(49,398,933)
3.5% 6/1/45	(38,400,000)	(40,103,996)
3.5% 6/1/45	(44,600,000)	(46,579,121)
4.5% 6/1/45	(4,700,000)	(5,109,781)
TOTAL FANNIE MAE		(725,842,370)
Ginnie Mae
3% 6/1/45	(32,200,000)	(32,947,936)
3.5% 6/1/45	(56,700,000)	(59,518,500)
TOTAL GINNIE MAE		(92,466,436)
TOTAL TBA SALE COMMITMENTS (Proceeds $815,286,051)		$ (818,308,806)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
LCH	Jun. 2020	$ 71,900,000	3-month LIBOR	2.25%	$ (55,149)	$ 0	$ (55,149)
CME	Jun. 2025	74,000,000	3-month LIBOR	2.75%	(607,184)	0	(607,184)
CME	Jun. 2045	30,400,000	3-month LIBOR	3.25%	74,574	0	74,574
TOTAL INTEREST RATE SWAPS					$ (587,759)	$ 0	$ (587,759)

(1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,344,383,288 or 5.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $10,558,310.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,485,302.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$474,630,000 due 6/01/15 at 0.11%
Bank of America NA	$ 14,849,267
Commerz Markets LLC	110,541,421
Merrill Lynch, Pierce, Fenner & Smith, Inc.	320,136,036
RBS Securities, Inc.	29,103,276
$ 474,630,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 819,605
Fidelity Mortgage Backed Securities Central Fund	9,430,603
Total	$ 10,250,208
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 4,712,836,075	$ -	$ 4,692,827,748	$ -	0.0%
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 11,315,350,487	$ -	$ 11,315,350,487	$ -
U.S. Government and Government Agency Obligations	6,314,210,804	-	6,314,210,804	-
U.S. Government Agency - Mortgage Securities	5,716,704,106	-	5,716,704,106	-
Asset-Backed Securities	158,651,055	-	157,355,949	1,295,106
Collateralized Mortgage Obligations	625,318,577	-	625,318,577	-
Commercial Mortgage Securities	1,914,465,783	-	1,914,223,905	241,878
Municipal Securities	591,687,076	-	591,687,076	-
Foreign Government and Government Agency Obligations	136,802,247	-	136,802,247	-
Bank Notes	34,368,287	-	34,368,287	-
Money Market Funds	711,675,686	711,675,686	-	-
Cash Equivalents	474,630,000	-	474,630,000	-
Total Investments in Securities:	$ 27,993,864,108	$ 711,675,686	$ 27,280,651,438	$ 1,536,984
Derivative Instruments:
Swaps	$ (587,759)	$ -	$ (587,759)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (818,308,806)	$ -	$ (818,308,806)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $27,404,224,843. Net unrealized appreciation aggregated $589,639,265, of which $752,314,840 related to appreciated investment securities and $162,675,575 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Series Short-Term
Credit Fund

May 31, 2015

1.9863241.100

SS1-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 67.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.8%
Automobiles - 2.5%
American Honda Finance Corp. 0.95% 5/5/17	$ 7,210,000	$ 7,212,423
Daimler Finance North America LLC:
1.375% 8/1/17 (b)	5,176,000	5,177,377
1.45% 8/1/16 (b)	1,799,000	1,809,934
1.65% 3/2/18 (b)	3,047,000	3,054,724
1.65% 5/18/18 (b)	3,000,000	3,002,142
General Motors Financial Co., Inc. 2.4% 4/10/18	9,850,000	9,847,124
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	4,784,000	4,793,558
1.65% 5/22/18 (b)	2,000,000	2,005,194
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	2,785,000	2,799,975
2.375% 3/22/17 (b)	2,572,000	2,625,716
		42,328,167
Media - 2.3%
COX Communications, Inc. 6.25% 6/1/18 (b)	613,000	691,872
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	6,571,000	6,668,533
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (b)	10,000,000	10,027,070
Thomson Reuters Corp. 0.875% 5/23/16	1,336,000	1,335,467
Time Warner Cable, Inc. 5.85% 5/1/17	7,442,000	7,989,225
Time Warner, Inc. 6.875% 6/15/18	5,000,000	5,740,955
Viacom, Inc. 2.2% 4/1/19	3,047,000	3,035,763
Walt Disney Co. 1.1% 12/1/17	2,321,000	2,322,583
		37,811,468
TOTAL CONSUMER DISCRETIONARY		80,139,635
CONSUMER STAPLES - 2.3%
Beverages - 0.4%
Heineken NV 1.4% 10/1/17 (b)	1,364,000	1,367,042
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	5,722,000	5,830,386
		7,197,428
Food & Staples Retailing - 0.3%
CVS Health Corp. 2.25% 8/12/19	2,680,000	2,697,750
Walgreen Co. 1.8% 9/15/17	1,698,000	1,710,438
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	586,000	590,052
		4,998,240
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 1.4%
ConAgra Foods, Inc. 1.3% 1/25/16	$ 7,568,000	$ 7,582,258
General Mills, Inc. 1.4% 10/20/17	3,154,000	3,156,031
The J.M. Smucker Co. 1.75% 3/15/18 (b)	8,044,000	8,052,623
Tyson Foods, Inc. 2.65% 8/15/19	2,471,000	2,517,368
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	1,610,000	1,615,453
		22,923,733
Tobacco - 0.2%
Reynolds American, Inc. 6.75% 6/15/17	3,586,000	3,946,985
TOTAL CONSUMER STAPLES		39,066,386
ENERGY - 5.4%
Energy Equipment & Services - 0.4%
Nabors Industries, Inc. 2.35% 9/15/16	1,381,000	1,385,726
Noble Holding International Ltd. 4% 3/16/18	170,000	174,597
Petrofac Ltd. 3.4% 10/10/18 (b)	4,728,000	4,708,714
		6,269,037
Oil, Gas & Consumable Fuels - 5.0%
BG Energy Capital PLC 2.875% 10/15/16 (b)	2,730,000	2,796,197
BP Capital Markets PLC:
1.375% 5/10/18	2,745,000	2,738,695
1.846% 5/5/17	3,047,000	3,091,727
2.248% 11/1/16	2,776,000	2,829,241
Canadian Natural Resources Ltd. 1.75% 1/15/18	935,000	929,060
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (b)	314,000	316,821
ConocoPhillips Co. 1.5% 5/15/18	8,000,000	8,012,632
DCP Midstream Operating LP 2.7% 4/1/19	238,000	225,807
Enbridge, Inc.:
0.7116% 6/2/17 (c)	4,266,000	4,215,631
0.9242% 10/1/16 (c)	5,485,000	5,492,816
Enterprise Products Operating LP:
1.65% 5/7/18	748,000	748,741
2.55% 10/15/19	476,000	481,684
Kinder Morgan, Inc.:
2% 12/1/17	832,000	833,771
3.05% 12/1/19	1,606,000	1,612,895
Marathon Petroleum Corp. 3.5% 3/1/16	3,622,000	3,690,445
Petro-Canada 6.05% 5/15/18	3,047,000	3,423,871
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
2% 5/20/16	$ 7,116,000	$ 7,017,088
3.25% 3/17/17	3,047,000	3,011,838
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	2,503,000	2,513,012
Petroleos Mexicanos 3.125% 1/23/19	405,000	412,169
Phillips 66 Co. 2.95% 5/1/17	1,219,000	1,255,848
Schlumberger Investment SA 1.25% 8/1/17 (b)	4,003,000	4,005,346
Shell International Finance BV 2.125% 5/11/20	2,509,000	2,519,450
Southwestern Energy Co. 3.3% 1/23/18	879,000	903,639
Spectra Energy Partners, LP 2.95% 6/15/16	1,257,000	1,279,118
Total Capital International SA 1% 1/10/17	7,634,000	7,661,024
TransCanada PipeLines Ltd.:
0.9531% 6/30/16 (c)	6,186,000	6,199,832
1.875% 1/12/18	4,751,000	4,800,154
		83,018,552
TOTAL ENERGY		89,287,589
FINANCIALS - 38.3%
Banks - 20.2%
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	3,763,000	3,775,982
1.875% 10/6/17	1,523,000	1,544,281
Bank of America Corp.:
1.25% 1/11/16	3,553,000	3,561,271
2% 1/11/18	5,044,000	5,078,501
2.6% 1/15/19	25,295,000	25,688,008
3.875% 3/22/17	4,571,000	4,771,032
Bank of America NA:
1.25% 2/14/17	4,882,000	4,886,701
5.3% 3/15/17	591,000	629,039
Bank of Nova Scotia 1.375% 12/18/17	2,540,000	2,539,538
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	5,485,000	5,490,183
1.45% 9/8/17 (b)	4,571,000	4,559,600
1.55% 9/9/16 (b)	3,053,000	3,069,419
1.7% 3/5/18 (b)	7,618,000	7,630,181
Barclays Bank PLC 2.5% 2/20/19	3,946,000	4,018,235
Barclays PLC 2% 3/16/18	6,000,000	6,031,296
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
BNP Paribas 2.375% 9/14/17	$ 5,586,000	$ 5,693,575
BPCE SA 1.625% 2/10/17	3,047,000	3,067,808
Capital One Bank NA:
0.7766% 2/13/17 (c)	3,047,000	3,044,703
1.15% 11/21/16	1,817,000	1,819,934
1.2% 2/13/17	4,450,000	4,434,220
1.3% 6/5/17	4,265,000	4,251,373
Capital One NA:
1.5% 9/5/17	3,078,000	3,065,614
1.65% 2/5/18	4,571,000	4,550,773
Citigroup, Inc.:
0.5336% 6/9/16 (c)	2,133,000	2,124,807
1.237% 7/25/16 (c)	1,240,000	1,245,178
1.3% 11/15/16	4,177,000	4,185,245
1.55% 8/14/17	12,190,000	12,185,392
1.85% 11/24/17	3,047,000	3,066,723
2.4% 2/18/20	2,933,000	2,926,357
2.5% 9/26/18	5,000,000	5,087,750
2.5% 7/29/19	2,438,000	2,455,173
Citizens Bank NA 1.6% 12/4/17	4,571,000	4,584,850
Credit Suisse New York Branch:
0.772% 5/26/17 (c)	3,047,000	3,041,844
1.375% 5/26/17	9,386,000	9,391,988
1.75% 1/29/18	6,095,000	6,096,512
Discover Bank 2% 2/21/18	6,220,000	6,227,284
Fifth Third Bancorp 4.5% 6/1/18	2,133,000	2,293,442
Fifth Third Bank 0.9% 2/26/16	6,287,000	6,291,445
HSBC Bank PLC 1.5% 5/15/18 (b)	2,730,000	2,720,587
HSBC U.S.A., Inc.:
1.5% 11/13/17	2,438,000	2,436,115
1.625% 1/16/18	2,287,000	2,295,471
1.7% 3/5/18	3,047,000	3,053,508
Ing Bank NV Mtn Be 144A 1.8% 3/16/18 (b)	2,438,000	2,453,867
Intesa Sanpaolo SpA:
2.375% 1/13/17	6,748,000	6,805,824
3.125% 1/15/16	3,047,000	3,083,430
JPMorgan Chase & Co.:
1.35% 2/15/17	17,096,000	17,146,929
2.2% 10/22/19	1,459,000	1,454,997
2.35% 1/28/19	1,088,000	1,100,921
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
KeyBank NA:
1.65% 2/1/18	$ 1,763,000	$ 1,768,021
2.5% 12/15/19	1,749,000	1,775,237
La Caisse Centrale 1.75% 1/29/18 (b)	3,047,000	3,049,331
Lloyds Bank PLC 1.75% 3/16/18	2,605,000	2,612,036
Manufacturers & Traders Trust Co. 1.4% 7/25/17	4,784,000	4,793,960
Marshall & Ilsley Bank 5% 1/17/17	209,000	219,918
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	3,480,000	3,481,413
Mizuho Bank Ltd.:
0.7168% 9/25/17 (b)(c)	4,571,000	4,562,489
1.55% 10/17/17 (b)	7,882,000	7,876,388
MUFG Americas Holdings Corp. 1.625% 2/9/18	680,000	679,904
MUFG Union Bank NA 1.5% 9/26/16	1,809,000	1,821,535
PNC Bank NA 1.5% 2/23/18	3,047,000	3,054,852
Regions Financial Corp. 2% 5/15/18	2,733,000	2,732,981
Royal Bank of Canada:
1.5% 1/16/18	5,205,000	5,212,964
2.2% 7/27/18	2,742,000	2,796,555
Royal Bank of Scotland Group PLC:
1.2131% 3/31/17 (c)	8,504,000	8,509,783
2.55% 9/18/15	12,705,000	12,764,078
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	6,095,000	6,103,929
1.45% 7/19/16	5,500,000	5,527,533
1.75% 1/16/18	3,047,000	3,059,435
1.8% 7/18/17	4,022,000	4,060,422
SunTrust Banks, Inc. 3.5% 1/20/17	3,109,000	3,215,259
Union Bank NA 3% 6/6/16	3,047,000	3,110,451
Wells Fargo & Co. 1.5% 1/16/18	6,095,000	6,124,683
Westpac Banking Corp.:
1.5% 12/1/17	4,571,000	4,590,120
2% 8/14/17	4,742,000	4,823,757
		335,283,940
Capital Markets - 7.7%
Deutsche Bank AG London Branch 1.4% 2/13/17	10,666,000	10,672,666
Goldman Sachs Group, Inc.:
1.748% 9/15/17	7,618,000	7,608,782
2.375% 1/22/18	15,673,000	15,907,860
2.625% 1/31/19	3,047,000	3,104,533
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co. 1.7% 3/1/18	$ 45,666,000	$ 45,772,347
Lazard Group LLC 6.85% 6/15/17	89,000	97,603
Morgan Stanley:
1.75% 2/25/16	6,095,000	6,138,518
1.875% 1/5/18	23,047,000	23,136,837
5.45% 1/9/17	4,876,000	5,184,719
UBS AG Stamford Branch:
0.9694% 3/26/18 (c)	3,000,000	3,006,636
1.375% 8/14/17	4,735,000	4,730,151
1.8% 3/26/18	3,416,000	3,417,828
		128,778,480
Consumer Finance - 5.4%
American Express Credit Corp.:
1.125% 6/5/17	6,186,000	6,172,292
1.3% 7/29/16	2,742,000	2,756,396
American Honda Finance Corp. 1.5% 9/11/17 (b)	1,571,000	1,584,624
Discover Financial Services 6.45% 6/12/17	7,272,000	7,954,804
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,438,000	2,437,715
1.684% 9/8/17	4,638,000	4,629,939
1.7% 5/9/16	3,047,000	3,064,359
2.145% 1/9/18	18,047,000	18,227,235
3% 6/12/17	8,463,000	8,678,976
General Electric Capital Corp.:
2.3% 1/14/19	5,000,000	5,111,610
3.35% 10/17/16	8,089,000	8,375,286
Hyundai Capital America:
1.45% 2/6/17 (b)	3,160,000	3,156,739
1.875% 8/9/16 (b)	722,000	728,560
2.125% 10/2/17 (b)	2,970,000	3,001,262
Hyundai Capital America Mtn Be 144A 2% 3/19/18 (b)	3,047,000	3,065,154
John Deere Capital Corp. 1.3% 3/12/18	10,000,000	10,008,080
Synchrony Financial 1.875% 8/15/17	565,000	567,019
		89,520,050
Diversified Financial Services - 0.6%
AIG Global Funding 1.65% 12/15/17 (b)	3,047,000	3,061,172
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	3,047,000	3,090,965
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Berkshire Hathaway, Inc. 1.55% 2/9/18	$ 2,660,000	$ 2,688,720
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	1,883,000	1,937,055
		10,777,912
Insurance - 2.5%
American International Group, Inc.:
2.3% 7/16/19	5,696,000	5,731,965
5.85% 1/16/18	2,077,000	2,300,253
Assurant, Inc. 2.5% 3/15/18	3,747,000	3,807,604
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	2,802,000	2,859,688
MetLife, Inc.:
1.756% 12/15/17	1,142,000	1,155,179
1.903% 12/15/17	490,000	493,204
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	4,571,000	4,581,655
1.5% 1/10/18 (b)	6,073,000	6,069,872
Pricoa Global Funding I 1.15% 11/25/16 (b)	1,837,000	1,840,988
Principal Life Global Funding II 2.2% 4/8/20 (b)	5,780,000	5,785,000
Prudential Financial, Inc. 2.3% 8/15/18	4,880,000	4,964,629
Symetra Financial Corp. 6.125% 4/1/16 (b)	1,305,000	1,348,464
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	658,000	670,263
		41,608,764
Real Estate Investment Trusts - 1.0%
Boston Properties, Inc. 3.7% 11/15/18	5,214,000	5,535,813
DDR Corp. 9.625% 3/15/16	797,000	849,710
Equity One, Inc. 6.25% 1/15/17	109,000	116,860
ERP Operating LP 2.375% 7/1/19	1,567,000	1,583,378
HCP, Inc. 3.75% 2/1/16	1,478,000	1,505,146
Health Care Property Investors, Inc. 6% 1/30/17	3,594,000	3,865,394
Health Care REIT, Inc.:
2.25% 3/15/18	1,081,000	1,095,016
4.7% 9/15/17	375,000	400,673
Select Income (REIT) 2.85% 2/1/18	1,091,000	1,106,095
Simon Property Group LP 2.15% 9/15/17	914,000	933,204
		16,991,289
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP 6% 4/1/16	1,802,000	1,871,851
Essex Portfolio LP 5.5% 3/15/17	2,274,000	2,437,498
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 1,847,000	$ 1,854,785
5.8% 1/15/16	385,000	394,516
Ventas Realty LP:
1.25% 4/17/17	1,167,000	1,166,302
1.55% 9/26/16	1,147,000	1,153,975
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	1,652,000	1,667,585
Washington Prime Group LP 3.85% 4/1/20 (b)	3,571,000	3,623,270
		14,169,782
TOTAL FINANCIALS		637,130,217
HEALTH CARE - 4.1%
Biotechnology - 0.5%
Amgen, Inc.:
1.25% 5/22/17	4,784,000	4,781,005
2.2% 5/22/19	3,596,000	3,613,275
		8,394,280
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co. 1.8% 12/15/17	3,087,000	3,108,223
Medtronic, Inc. 1.5% 3/15/18 (b)	3,718,000	3,725,042
Zimmer Holdings, Inc. 2% 4/1/18	4,522,000	4,555,481
		11,388,746
Health Care Providers & Services - 0.5%
Express Scripts Holding Co. 1.25% 6/2/17	6,015,000	6,004,101
WellPoint, Inc. 1.875% 1/15/18	1,385,000	1,392,404
		7,396,505
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	718,000	717,853
Pharmaceuticals - 2.4%
AbbVie, Inc.:
1.75% 11/6/17	4,470,000	4,485,632
1.8% 5/14/18	4,368,000	4,372,346
2.5% 5/14/20	2,500,000	2,498,153
Actavis Funding SCS:
1.3477% 3/12/18 (c)	6,095,000	6,159,967
2.35% 3/12/18	6,095,000	6,163,746
3% 3/12/20	1,980,000	2,005,041
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	$ 5,036,000	$ 5,070,502
2.375% 10/8/19 (b)	1,673,000	1,694,729
Mylan, Inc. 1.35% 11/29/16	850,000	849,348
Perrigo Co. PLC 1.3% 11/8/16	717,000	716,469
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	895,000	897,386
Zoetis, Inc.:
1.15% 2/1/16	2,310,000	2,312,160
1.875% 2/1/18	2,412,000	2,411,660
		39,637,139
TOTAL HEALTH CARE		67,534,523
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	2,197,000	2,179,007
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	10,743	11,361
Electrical Equipment - 0.1%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	1,040,000	1,050,454
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.125% 1/15/18	1,198,000	1,190,513
TOTAL INDUSTRIALS		4,431,335
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.4%
Cisco Systems, Inc. 1.1% 3/3/17	6,186,000	6,217,932
Electronic Equipment & Components - 0.9%
Amphenol Corp. 1.55% 9/15/17	4,124,000	4,136,694
Tyco Electronics Group SA:
2.375% 12/17/18	526,000	534,318
6.55% 10/1/17	10,064,000	11,216,630
		15,887,642
IT Services - 0.8%
The Western Union Co.:
1.281% 8/21/15 (c)	7,594,000	7,602,832
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.: - continued
2.875% 12/10/17	$ 3,749,000	$ 3,851,824
3.65% 8/22/18	1,415,000	1,473,989
		12,928,645
TOTAL INFORMATION TECHNOLOGY		35,034,219
MATERIALS - 1.8%
Chemicals - 1.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	10,850,000	10,889,939
Ecolab, Inc.:
1.45% 12/8/17	1,409,000	1,404,425
1.55% 1/12/18	6,598,000	6,606,478
Sherwin-Williams Co. 1.35% 12/15/17	2,620,000	2,619,851
		21,520,693
Metals & Mining - 0.5%
Anglo American Capital PLC 1.2253% 4/15/16 (b)(c)	2,783,000	2,781,631
Freeport-McMoRan, Inc. 2.3% 11/14/17	1,511,000	1,513,058
Rio Tinto Finance (U.S.A.) PLC:
1.1107% 6/17/16 (c)	2,133,000	2,138,938
1.625% 8/21/17	2,651,000	2,657,800
		9,091,427
TOTAL MATERIALS		30,612,120
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.:
1.4% 12/1/17	12,620,000	12,610,068
2.45% 6/30/20	1,944,000	1,924,125
2.95% 5/15/16	5,049,000	5,136,504
British Telecommunications PLC:
1.25% 2/14/17	5,562,000	5,566,427
1.625% 6/28/16	4,211,000	4,239,900
2.35% 2/14/19	2,499,000	2,534,383
CenturyLink, Inc. 5.15% 6/15/17	3,395,000	3,539,288
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	2,633,000	2,685,918
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
1.35% 6/9/17	$ 15,000,000	$ 14,990,415
2% 11/1/16	5,508,000	5,584,407
2.5% 9/15/16	8,731,000	8,881,522
		67,692,957
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV:
1.2677% 9/12/16 (c)	3,139,000	3,148,094
2.375% 9/8/16	3,677,000	3,732,192
Vodafone Group PLC 1.5% 2/19/18	4,438,000	4,411,035
		11,291,321
TOTAL TELECOMMUNICATION SERVICES		78,984,278
UTILITIES - 3.8%
Electric Utilities - 2.2%
American Electric Power Co., Inc. 1.65% 12/15/17	3,772,000	3,779,936
Cleveland Electric Illuminating Co. 5.7% 4/1/17	805,000	862,124
Duke Energy Corp.:
0.6508% 4/3/17 (c)	4,109,000	4,115,554
1.625% 8/15/17	5,505,000	5,548,165
2.1% 6/15/18	2,129,000	2,168,512
Eversource Energy 1.45% 5/1/18	726,000	722,295
FirstEnergy Corp. 2.75% 3/15/18	7,608,000	7,757,170
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	3,440,000	3,453,743
Pacific Gas & Electric Co. 5.625% 11/30/17	4,213,000	4,628,061
Xcel Energy, Inc. 1.2% 6/1/17	3,347,000	3,350,802
		36,386,362
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 1.5% 6/1/18	2,491,000	2,486,628
Multi-Utilities - 1.5%
Dominion Resources, Inc.:
1.4% 9/15/17	1,648,000	1,651,604
1.95% 8/15/16	1,821,000	1,841,306
2.5% 12/1/19	2,438,000	2,464,418
2.5731% 9/30/66 (c)	2,319,000	2,133,452
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	$ 8,517,000	$ 8,511,711
Sempra Energy 2.3% 4/1/17	7,873,000	8,022,973
		24,625,464
TOTAL UTILITIES		63,498,454
TOTAL NONCONVERTIBLE BONDS (Cost $1,125,580,757)		1,125,718,756
U.S. Government and Government Agency Obligations - 0.6%

U.S. Government Agency Obligations - 0.1%
Fannie Mae:
0.875% 2/8/18	127,000	126,893
1.625% 11/27/18	837,000	849,213
1.875% 9/18/18	451,000	462,045
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,438,151
U.S. Treasury Obligations - 0.5%
U.S. Treasury Notes 1.375% 2/28/19	8,726,300	8,780,159
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,206,544)		10,218,310
U.S. Government Agency - Mortgage Securities - 3.1%

Fannie Mae - 1.8%
2.152% 11/1/34 (c)	281,244	299,861
2.211% 10/1/35 (c)	1,837,917	1,962,765
2.23% 1/1/40 (c)	629,053	674,464
2.245% 2/1/35 (c)	480,000	508,524
2.271% 3/1/40 (c)	445,519	475,857
2.274% 11/1/36 (c)	614,395	654,544
2.3% 2/1/40 (c)	1,092,139	1,163,645
2.31% 12/1/39 (c)	151,048	161,756
2.317% 1/1/40 (c)	1,177,529	1,258,003
2.346% 5/1/35 (c)	467,742	498,657
2.361% 4/1/35 (c)	721,832	768,559
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.384% 7/1/35 (c)	$ 421,434	$ 449,978
2.391% 12/1/33 (c)	223,225	239,340
2.428% 12/1/34 (c)	252,289	270,315
2.435% 2/1/40 (c)	304,387	326,121
2.456% 3/1/40 (c)	520,907	555,494
2.488% 11/1/34 (c)	2,029,263	2,175,616
2.537% 10/1/41 (c)	993,687	1,065,419
2.542% 6/1/42 (c)	368,391	382,160
2.691% 2/1/42 (c)	1,984,924	2,066,919
2.693% 9/1/41 (c)	1,413,901	1,515,968
2.765% 1/1/42 (c)	1,786,699	1,863,098
2.96% 11/1/40 (c)	214,922	225,998
2.979% 8/1/41 (c)	294,262	315,504
2.982% 9/1/41 (c)	252,859	265,616
3.059% 10/1/41 (c)	100,826	104,773
3.237% 7/1/41 (c)	404,483	428,925
3.308% 10/1/41 (c)	204,740	215,769
3.554% 7/1/41 (c)	413,972	439,590
5.5% 10/1/17 to 11/1/34	6,790,893	7,637,433
6.5% 1/1/16 to 8/1/17	31,461	32,865
7% 10/1/15 to 11/1/18	18,608	19,238
7.5% 11/1/31	788	935
TOTAL FANNIE MAE		29,023,709
Freddie Mac - 1.3%
2.164% 11/1/35 (c)	327,443	347,278
2.35% 8/1/36 (c)	215,322	229,446
2.402% 10/1/42 (c)	2,162,122	2,280,959
2.527% 2/1/40 (c)	581,526	624,989
2.973% 8/1/41 (c)	775,995	832,012
3% 8/1/21	2,065,699	2,158,091
3.13% 9/1/41 (c)	499,940	536,030
3.133% 4/1/40 (c)	380,964	405,229
3.231% 9/1/41 (c)	244,114	256,461
3.242% 4/1/41 (c)	260,559	275,015
3.296% 6/1/41 (c)	292,829	310,179
3.47% 5/1/41 (c)	280,751	296,356
3.5% 8/1/26	6,361,353	6,780,556
3.502% 4/1/40 (c)	350,587	375,875
3.622% 6/1/41 (c)	402,578	427,573
3.705% 5/1/41 (c)	352,424	374,569
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4% 9/1/25 to 4/1/26	$ 2,314,161	$ 2,488,242
4.5% 8/1/18 to 11/1/18	1,726,598	1,800,503
5% 4/1/20	763,158	801,795
8.5% 5/1/27 to 7/1/28	52,968	64,263
TOTAL FREDDIE MAC		21,665,421
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	378,375	445,169
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $51,053,026)		51,134,299
Asset-Backed Securities - 12.8%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	375,243	365,388
Series 2005-1 Class M1, 0.6513% 4/25/35 (c)	136,148	121,644
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8348% 3/25/34 (c)	21,703	20,830
Series 2006-OP1 Class M1, 0.4648% 4/25/36 (c)	2,438,062	614,046
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	1,545,000	1,559,353
Series 2012-5 Class A, 1.54% 9/15/19	7,047,000	7,079,134
Series 2014-3 Class A, 1.33% 3/15/19	11,080,000	11,111,024
Series 2014-4 Class A2, 1.43% 6/17/19	4,556,000	4,575,044
Series 2014-5 Class A2, 1.6% 10/15/19	9,142,000	9,191,275
Series 2015-3 Class A, 1.6% 5/15/20	3,340,000	3,344,175
American Express Credit Account Master Trust Series 2014-3 Class A, 1.49% 4/15/20	6,095,157	6,141,779
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	1,137,000	1,139,496
AmeriCredit Automobile Receivables Trust:
Series 2014-1 Class A3, 0.9% 2/8/19	2,350,000	2,349,046
Series 2014-2 Class A3, 0.94% 2/8/19	4,778,000	4,767,235
Americredit Automobile Receivables Trust Series 2015-2 Class A3, 1.27% 1/8/20	2,000,000	1,999,052
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.0063% 4/25/34 (c)	18,431	13,097
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9613% 3/25/34 (c)	115,119	107,679
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W7 Class M1, 1.0063% 5/25/34 (c)	$ 69,180	$ 66,303
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (c)	239,128	86,049
Capital Auto Receivables Asset Trust:
Series 2014-3 Class A2, 1.18% 12/20/17	3,554,000	3,560,426
Series 2015-1 Class A2, 1.42% 6/20/18	3,047,000	3,058,764
Series 2015-2 Class A2, 1.39% 9/20/18	1,744,000	1,744,262
Capital One Multi-Asset Execution Trust Series 2014-A5 Class A, 1.48% 7/15/20	5,836,000	5,875,574
Carmax Auto Owner Trust Series 2015-1 Class A3, 1.38% 11/15/19	2,295,000	2,304,139
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3213% 12/25/36 (c)	369,893	245,539
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	28,944	28,954
Series 2013-2A Class A, 1.75% 11/15/17 (b)	622,157	623,040
Series 2014-1A Class A, 1.46% 12/17/18 (b)	1,334,005	1,332,176
Chase Issuance Trust:
Series 2014-A7 Class A, 1.38% 11/15/19	5,725,000	5,746,578
Series 2015-A2, Class A, 1.59% 2/18/20	3,047,000	3,070,276
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	5,397,261	5,407,483
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	3,404,145	3,409,142
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	6,095,000	6,158,601
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.6848% 7/25/34 (c)	91,880	80,383
Series 2004-3 Class M4, 1.6398% 4/25/34 (c)	14,991	12,761
Series 2004-4 Class M2, 0.9798% 6/25/34 (c)	22,364	20,264
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (b)	2,590,000	2,592,427
Series 2015-1 Class A3, 1.3% 3/23/20 (b)	1,000,000	999,608
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	4,571,000	4,591,304
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	3,147,189	3,147,928
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	4,571,000	4,576,385
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	4,571,000	4,578,766
Fannie Mae Series 2004-T5:
Class AB1, 0.7411% 5/28/35 (c)	193,359	179,720
Class AB3, 1.0669% 5/28/35 (c)	83,201	77,006
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	14,971,000	15,032,546
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2014-1 Class A1, 1.2% 2/15/19	$ 6,260,000	$ 6,274,536
Series 2014-4 Class A1, 1.4% 8/15/19	5,194,000	5,208,533
Series 2015-1 Class A1, 1.42% 1/15/20	3,809,000	3,811,830
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6063% 11/25/34 (c)	124,981	46,609
Class M5, 1.6813% 11/25/34 (c)	46,282	744
Series 2005-A:
Class M3, 0.9163% 1/25/35 (c)	194,673	164,547
Class M4, 1.2013% 1/25/35 (c)	71,232	45,566
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (b)(c)	267,862	249,901
GE Business Loan Trust Series 2003-1 Class A, 0.6156% 4/15/31 (b)(c)	6,952	6,952
GE Equipment Small Ticket LLC Series 2013-1A Class A3, 1.02% 2/24/17 (b)	2,813,325	2,817,978
GE Equipment Transportation LLC:
Series 2012-2:
Class A3, 0.62% 7/25/16	238,916	238,924
Class A4, 0.92% 9/25/17	2,697,107	2,701,236
Series 2014-1 Class A3, 0.97% 4/23/18	3,580,295	3,581,477
Series 2015-1 Class A3, 1.28% 2/25/19	2,895,199	2,900,025
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	4,720,000	4,722,945
Series 2015-1 Class A3, 1.53% 9/20/18	3,959,000	3,972,342
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	2,972,000	2,975,213
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5048% 8/25/33 (c)	20,189	19,014
Series 2003-3 Class M1, 1.4748% 8/25/33 (c)	95,668	91,945
Series 2003-5 Class A2, 0.8848% 12/25/33 (c)	62,458	59,563
Series 2004-1 Class M2, 1.8848% 6/25/34 (c)	79,336	71,947
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (c)	274,769	175,130
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3, 1.42% 9/17/18 (b)	4,093,000	4,106,085
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	1,786,609	1,787,272
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (c)	116,270	115,337
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5986% 12/27/29 (c)	34,231	34,111
Asset-Backed Securities - continued
	Principal Amount	Value
KeyCorp Student Loan Trust: - continued
Series 2006-A Class 2C, 1.4186% 3/27/42 (c)	$ 157,000	$ 78,500
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3313% 7/25/36 (c)	2,498,594	1,320,737
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9348% 7/25/34 (c)	8,819	6,726
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1598% 7/25/34 (c)	22,723	20,698
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (c)	68,357	64,532
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (c)	243,878	235,298
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (c)	111,970	104,045
Series 2005-NC1 Class M1, 0.8448% 1/25/35 (c)	66,054	61,876
Series 2005-NC2 Class B1, 1.9363% 3/25/35 (c)	50,037	1,094
Series 2006-NC4 Class A2D, 0.4248% 6/25/36 (c)	2,174,447	1,558,458
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	4,571,000	4,578,085
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0066% 10/30/45 (c)	537,659	535,535
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (c)	1,008,386	949,121
Class M4, 2.3598% 9/25/34 (c)	140,224	65,723
Series 2005-WCH1 Class M4, 1.4298% 1/25/36 (c)	302,836	270,533
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9848% 4/25/33 (c)	1,048	981
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	2,226,000	2,228,785
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9688% 3/25/35 (c)	173,136	158,770
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8506% 6/15/33 (c)	319,622	311,948
Class C, 1.2206% 6/15/33 (c)	1,004,429	973,391
Series 2004-B:
Class A2, 0.4706% 6/15/21 (c)	761,017	757,145
Class C, 1.1406% 9/15/33 (c)	1,205,915	1,159,088
SLM Student Loan Trust Series 2013-1 Class A2, 0.4348% 9/25/19 (c)	3,095,403	3,090,630
Synchrony Credit Card Master Note Trust Series 2015-2 Class A, 1.6% 4/15/21	3,600,000	3,607,880
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (c)	117,662	102,290
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	$ 3,047,000	$ 3,053,243
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	2,968,000	2,981,130
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	3,732,000	3,744,894
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (b)(c)	1,702,396	1,699,369
TOTAL ASSET-BACKED SECURITIES (Cost $212,718,506)		213,005,968
Collateralized Mortgage Obligations - 3.3%

Private Sponsor - 2.1%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4381% 4/26/36 (b)(c)	1,201,543	1,168,357
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (b)(c)	446,657	449,972
Series 2012-2R Class 1A1, 2.5861% 5/27/35 (b)(c)	1,702,642	1,752,670
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.324% 12/20/54 (b)(c)	4,307,938	4,280,798
Class C2, 1.384% 12/20/54 (b)(c)	1,270,000	1,249,807
Series 2006-2:
Class A4, 0.264% 12/20/54 (c)	614,218	610,164
Class C1, 1.124% 12/20/54 (c)	4,598,000	4,506,960
Class M2, 0.644% 12/20/54 (c)	914,000	892,430
Series 2006-3 Class C2, 1.184% 12/20/54 (c)	2,014,000	1,976,540
Series 2006-4:
Class A4, 0.284% 12/20/54 (c)	1,116,539	1,109,393
Class B1, 0.364% 12/20/54 (c)	4,073,000	4,015,163
Class C1, 0.944% 12/20/54 (c)	2,490,000	2,427,252
Class M1, 0.524% 12/20/54 (c)	1,073,000	1,043,493
Series 2007-1:
Class 1C1, 0.784% 12/20/54 (c)	408,000	394,210
Class 1M1, 0.484% 12/20/54 (c)	268,000	259,692
Class 2C1, 1.044% 12/20/54 (c)	185,000	181,171
Class 2M1, 0.684% 12/20/54 (c)	344,000	336,673
Class 3A1, 0.384% 12/20/54 (c)	1,138,963	1,133,041
Series 2007-2:
Class 2C1, 1.0434% 12/17/54 (c)	477,000	467,078
Class 3A1, 0.3634% 12/17/54 (c)	237,583	236,300
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages Series 2003-2 Class 1A3, 0.7751% 7/20/43 (c)	$ 934,636	$ 933,655
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6751% 1/20/44 (c)	225,789	225,430
Class 1C, 2.7251% 1/20/44 (c)	805,654	805,989
Series 2004-1 Class 2A1, 0.5903% 3/20/44 (c)	3,321,686	3,311,103
Series 2004-3 Class 2A1, 0.5503% 9/20/44 (c)	945,571	942,839
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (c)	147,209	134,257
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.531% 6/10/35 (b)(c)	60,215	54,829
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (c)	4,922	4,827
TOTAL PRIVATE SPONSOR		34,904,093
U.S. Government Agency - 1.2%
Fannie Mae:
floater Series 2008-76 Class EF, 0.6848% 9/25/23 (c)	149,452	149,958
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,868,648	1,987,191
planned amortization class Series 2012-94 Class E, 3% 6/25/22	1,039,721	1,073,853
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	205,699	233,970
Series 2009-31 Class A, 4% 2/25/24	235,415	243,143
Series 2010-135 Class DE, 2.25% 4/25/24	996,238	1,015,165
Series 2010-123 Class DL, 3.5% 11/25/25	378,090	389,090
Series 2010-143 Class B, 3.5% 12/25/25	701,206	726,695
Series 2011-23 Class AB, 2.75% 6/25/20	552,313	564,353
Series 2011-88 Class AB, 2.5% 9/25/26	706,564	720,856
Freddie Mac:
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	2,579,416	2,625,729
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	67,447	69,458
Series 3763 Class QA, 4% 4/15/34	1,305,839	1,358,980
Series 3820 Class DA, 4% 11/15/35	1,425,781	1,514,202
Series 3949 Class MK, 4.5% 10/15/34	1,147,229	1,249,081
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4221-CLS Class GA, 1.4% 7/15/23	$ 5,388,560	$ 5,386,988
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	169,647	172,149
TOTAL U.S. GOVERNMENT AGENCY		19,480,861
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,541,152)		54,384,954
Commercial Mortgage Securities - 11.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5708% 2/14/43 (c)(d)	422,632	6,408
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	2,044,250	2,106,669
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)	4,332,081	4,507,946
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.38% 5/15/32 (b)(c)	2,183,000	2,178,752
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (b)(c)	683,773	607,634
Class B1, 1.5848% 1/25/36 (b)(c)	25,762	15,341
Class M1, 0.6348% 1/25/36 (b)(c)	218,296	175,252
Class M2, 0.6548% 1/25/36 (b)(c)	70,975	55,447
Class M3, 0.6848% 1/25/36 (b)(c)	94,069	70,132
Class M4, 0.7948% 1/25/36 (b)(c)	52,201	38,002
Class M5, 0.8348% 1/25/36 (b)(c)	52,201	37,539
Class M6, 0.8848% 1/25/36 (b)(c)	53,010	34,711
Series 2007-1 Class A2, 0.4548% 3/25/37 (b)(c)	424,635	357,207
Series 2007-2A:
Class A1, 0.4548% 7/25/37 (b)(c)	82,177	71,795
Class A2, 0.5048% 7/25/37 (b)(c)	77,023	65,160
Series 2007-3:
Class A2, 0.4748% 7/25/37 (b)(c)	104,743	87,503
Class M1, 0.4948% 7/25/37 (b)(c)	78,892	59,894
Class M2, 0.5248% 7/25/37 (b)(c)	84,620	56,555
Class M3, 0.5548% 7/25/37 (b)(c)	137,313	55,461
Class M4, 0.6848% 7/25/37 (b)(c)	215,361	62,006
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M5, 0.7848% 7/25/37 (b)(c)	$ 100,816	$ 16,894
Series 2007-4A:
Class A2, 0.7313% 9/25/37 (b)(c)	1,040,827	447,076
Class M1, 1.1313% 9/25/37 (b)(c)	154,913	31,652
Series 2006-2A Class IO, 0% 7/25/36 (b)(c)(d)	7,037,640	1
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	180,575	180,385
Series 2006-PW14 Class A1A, 5.189% 12/11/38	1,510,963	1,586,821
Series 2006-PW12 Class A1A, 5.8805% 9/11/38 (c)	3,234,184	3,342,584
C-BASS Trust floater Series 2006-SC1 Class A, 0.4513% 5/25/36 (b)(c)	643,953	610,974
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	2,927,554	3,158,781
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5745% 12/15/27 (b)(c)	3,352,336	3,358,638
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,485,085	1,553,135
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.4787% 1/15/46 (c)	804,637	812,199
Series 2005-CD1 Class A4, 5.3959% 7/15/44 (c)	1,015,260	1,018,510
Series 2006-CD2 Class A1B, 5.4797% 1/15/46 (c)	6,638,302	6,752,872
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.08% 6/11/27 (b)(c)	6,704,673	6,696,178
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0356% 4/15/17 (b)(c)	25,884	25,889
sequential payer:
Series 2006-C7 Class A1A, 5.9288% 6/10/46 (c)	5,506,339	5,691,864
Series 2006-C8:
Class A1A, 5.292% 12/10/46	3,579,026	3,779,061
Class A4, 5.306% 12/10/46	4,224,389	4,426,589
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	555,522	555,961
CSMC Trust floater Series 2014-ICE:
Class A, 0.976% 4/15/27 (b)(c)	3,295,000	3,284,621
Class B, 1.376% 4/15/27 (b)(c)	2,893,000	2,882,062
Del Coronado Trust floater Series 2013-HDC Class A, 0.976% 3/15/26 (b)(c)	1,523,000	1,522,915
Commercial Mortgage Securities - continued
	Principal Amount	Value
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.981% 12/5/31 (b)(c)	$ 1,992,784	$ 1,986,887
Class A2FL, 0.881% 12/5/31 (b)(c)	2,745,000	2,734,045
Freddie Mac sequential payer Series K501 Class A1, 1.337% 6/25/16	190,196	190,766
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (b)(c)	5,398,367	5,412,271
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.4499% 3/10/44 (c)	3,443,790	3,490,120
Series 2006-C1 Class A1A, 5.4499% 3/10/44 (c)	2,460,792	2,499,833
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	17,137	17,153
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (c)	2,263,603	2,293,992
Class A4, 5.553% 4/10/38 (c)	3,685,132	3,715,881
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	710,000	721,963
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1815% 7/15/31 (b)(c)	1,590,531	1,591,217
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,301,807	2,412,970
Class A4, 5.56% 11/10/39	1,712,006	1,784,128
Series 2011-GC5 Class A1, 1.468% 8/10/44	170,633	170,760
Series 2012-GC6 Class A1, 1.282% 1/10/45	204,909	205,383
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1735% 11/5/30 (b)(c)	2,508,009	2,510,163
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	658,000	668,584
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.432% 11/15/29 (b)(c)	2,039,000	2,041,302
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class F, 0.5156% 11/15/18 (b)(c)	55,500	53,953
Class G, 0.5456% 11/15/18 (b)(c)	48,245	46,545
Series 2014-BXH Class A, 1.0856% 4/15/27 (b)(c)	4,266,000	4,266,887
Series 2014-FL5 Class A, 1.1615% 7/15/31 (b)(c)	3,108,000	3,100,718
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	4,446,925	4,648,059
Series 2006-LDP8 Class A4, 5.399% 5/15/45	4,119,268	4,262,520
Series 2013-C10, Class A1, 0.7302% 12/15/47	839,327	836,487
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2006-LDP7 Class A1A, 6.057% 4/15/45 (c)	$ 5,069,023	$ 5,279,646
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	2,145,032	2,170,086
Series 2006-C6 Class A4, 5.372% 9/15/39	1,023,376	1,067,939
Series 2007-C1 Class A4, 5.424% 2/15/40	5,050,521	5,328,779
Series 2007-C7 Class A3, 5.866% 9/15/45	1,961,053	2,141,015
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.4484% 11/12/37 (c)	1,168,366	1,181,263
Series 2006-C2 Class A1A, 5.739% 8/12/43 (c)	3,678,274	3,838,809
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	924,508	925,442
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.3715% 10/15/20 (b)(c)	573,273	568,548
Class E, 0.4315% 10/15/20 (b)(c)	171,273	169,474
Class F, 0.4815% 10/15/20 (b)(c)	102,785	101,432
Class G, 0.5215% 10/15/20 (b)(c)	127,058	124,631
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	1,401,833	1,486,155
Series 2007-IQ14 Class A2, 5.61% 4/15/49	569,651	575,513
Series 2012-C4 Class A1, 1.085% 3/15/45	832,937	835,004
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (c)	2,929,797	3,018,253
Series 2006-IQ11 Class A1A, 5.8201% 10/15/42 (c)	4,465,164	4,573,118
Series 2007-T27 Class A1A, 5.8266% 6/11/42 (c)	4,351,945	4,671,151
SCG Trust Series 2013-SRP1 Class A, 1.5815% 11/15/26 (b)(c)	2,729,000	2,730,122
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	259,534	259,847
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class G, 0.5456% 9/15/21 (b)(c)	32,430	31,958
sequential payer Series 2006-C29:
Class A1A, 5.297% 11/15/48	6,179,269	6,509,458
Class A4, 5.308% 11/15/48	1,049,438	1,096,319
Series 2006-C23:
Class A1A, 5.422% 1/15/45	6,505,380	6,619,842
Class A5, 5.416% 1/15/45 (c)	4,678,033	4,765,433
Series 2006-C24 Class A1A, 5.557% 3/15/45 (c)	3,471,388	3,549,407
Series 2006-C25 Class A1A, 5.7074% 5/15/43 (c)	3,209,701	3,310,264
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C26 Class A1A, 6.009% 6/15/45 (c)	$ 4,069,903	$ 4,226,188
Series 2007-C31A Class A2, 5.421% 4/15/47	247,072	246,876
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	3,815,772	3,829,409
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	217,992	218,752
Series 2012-C8 Class A1, 0.864% 8/15/45	880,511	880,780
Series 2013-C13 Class A1, 0.778% 5/15/45	790,352	787,234
Series 2013-C14 Class A1, 0.836% 6/15/46	886,029	883,589
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.322% 11/15/29 (b)(c)	3,000,000	2,997,282
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $195,811,395)		195,046,681
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b) (Cost $2,811,324)	2,802,000	2,840,528
Supranational Obligations - 0.0%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $651,914)	653,000	652,754
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $22,521,134)	22,521,134	22,521,134
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,675,895,752)		1,675,523,384
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(13,441,959)
NET ASSETS - 100%		$ 1,662,081,425
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,498,996 or 17.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,156
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,125,718,756	$ -	$ 1,125,718,756	$ -
U.S. Government and Government Agency Obligations	10,218,310	-	10,218,310	-
U.S. Government Agency - Mortgage Securities	51,134,299	-	51,134,299	-
Asset-Backed Securities	213,005,968	-	212,958,615	47,353
Collateralized Mortgage Obligations	54,384,954	-	54,384,954	-
Commercial Mortgage Securities	195,046,681	-	195,046,680	1
Foreign Government and Government Agency Obligations	2,840,528	-	2,840,528	-
Supranational Obligations	652,754	-	652,754	-
Money Market Funds	22,521,134	22,521,134	-	-
Total Investments in Securities:	$ 1,675,523,384	$ 22,521,134	$ 1,652,954,896	$ 47,354

During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments, including accrued interest, valued at $2,312,877,096 in exchange for 231,287,710 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,675,760,731. Net unrealized depreciation aggregated $237,347, of which $2,171,723 related to appreciated investment securities and $2,409,070 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Short-Term Bond Fund

May 31, 2015

1.804842.111

STP-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.7%
American Honda Finance Corp. 0.95% 5/5/17	$ 10,565	$ 10,569
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	6,953	6,975
1.375% 8/1/17 (d)	11,809	11,812
1.45% 8/1/16 (d)	4,107	4,132
1.65% 3/2/18 (d)	6,953	6,971
1.65% 5/18/18 (d)	10,000	10,007
General Motors Financial Co., Inc. 2.4% 4/10/18	12,000	11,996
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (d)	10,916	10,938
1.65% 5/22/18 (d)	5,300	5,314
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	6,354	6,388
2.375% 3/22/17 (d)	5,868	5,991
		91,093
Media - 1.3%
COX Communications, Inc. 6.25% 6/1/18 (d)	1,399	1,579
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	10,429	10,584
NBCUniversal Enterprise, Inc. 0.8123% 4/15/16 (d)(f)	13,905	13,949
Thomson Reuters Corp. 0.875% 5/23/16	3,051	3,050
Time Warner Cable, Inc. 5.85% 5/1/17	14,418	15,478
Time Warner, Inc. 6.875% 6/15/18	8,000	9,186
Viacom, Inc. 2.2% 4/1/19	6,953	6,927
Walt Disney Co. 1.1% 12/1/17	5,295	5,299
		66,052
TOTAL CONSUMER DISCRETIONARY		157,145
CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Heineken NV 1.4% 10/1/17 (d)	3,112	3,119
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	13,054	13,301
		16,420
Food & Staples Retailing - 0.1%
Walgreen Co. 1.8% 9/15/17	3,874	3,902
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	1,339	1,348
		5,250
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
ConAgra Foods, Inc. 1.3% 1/25/16	$ 17,266	$ 17,299
General Mills, Inc.:
0.875% 1/29/16	5,323	5,329
1.4% 10/20/17	7,196	7,201
The J.M. Smucker Co. 1.75% 3/15/18 (d)	3,523	3,527
Tyson Foods, Inc. 2.65% 8/15/19	5,639	5,745
William Wrigley Jr. Co. 1.4% 10/21/16 (d)	3,673	3,685
		42,786
Tobacco - 0.3%
Reynolds American, Inc.:
1.05% 10/30/15	6,819	6,816
6.75% 6/15/17	8,181	9,005
		15,821
TOTAL CONSUMER STAPLES		80,277
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	3,152	3,163
Noble Holding International Ltd. 4% 3/16/18	389	400
Petrofac Ltd. 3.4% 10/10/18 (d)	10,787	10,743
		14,306
Oil, Gas & Consumable Fuels - 3.5%
BG Energy Capital PLC 2.875% 10/15/16 (d)	6,229	6,380
BP Capital Markets PLC:
1.375% 5/10/18	6,265	6,251
1.846% 5/5/17	6,953	7,055
2.248% 11/1/16	6,334	6,455
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,135	2,121
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (d)	993	1,002
ConocoPhillips Co. 1.5% 5/15/18	10,000	10,016
DCP Midstream Operating LP 2.7% 4/1/19	544	516
Enbridge, Inc.:
0.7116% 6/2/17 (f)	9,732	9,617
0.9242% 10/1/16 (f)	12,515	12,533
Enterprise Products Operating LP:
1.65% 5/7/18	2,186	2,188
2.55% 10/15/19	1,089	1,102
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan, Inc.:
2% 12/1/17	$ 1,900	$ 1,904
3.05% 12/1/19	3,665	3,681
Marathon Petroleum Corp. 3.5% 3/1/16	8,263	8,419
Petro-Canada 6.05% 5/15/18	6,953	7,813
Petrobras Global Finance BV:
2% 5/20/16	16,234	16,008
3.25% 3/17/17	6,953	6,873
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	5,713	5,736
Petroleos Mexicanos 3.125% 1/23/19	924	940
Phillips 66 Co. 2.95% 5/1/17	2,781	2,865
Schlumberger Investment SA 1.25% 8/1/17 (d)	9,133	9,138
Shell International Finance BV 2.125% 5/11/20	7,883	7,916
Southwestern Energy Co. 3.3% 1/23/18	2,006	2,062
Spectra Energy Partners, LP 2.95% 6/15/16	2,869	2,919
Total Capital International SA 1% 1/10/17	17,416	17,478
TransCanada PipeLines Ltd.:
0.9531% 6/30/16 (f)	14,114	14,146
1.875% 1/12/18	10,839	10,951
		184,085
TOTAL ENERGY		198,391
FINANCIALS - 25.9%
Banks - 15.9%
ABN AMRO Bank NV 1.079% 10/28/16 (d)(f)	10,429	10,493
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	8,587	8,617
1.875% 10/6/17	3,477	3,526
Bank of America Corp.:
1.25% 1/11/16	12,670	12,699
2% 1/11/18	11,269	11,346
2.6% 1/15/19	7,519	7,636
3.875% 3/22/17	10,429	10,885
Bank of America NA:
1.25% 2/14/17	11,138	11,149
1.75% 6/5/18	10,000	9,991
5.3% 3/15/17	1,350	1,437
Bank of Montreal 1.4% 4/10/18	6,000	6,003
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of Nova Scotia 1.375% 12/18/17	$ 5,796	$ 5,795
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (d)	12,515	12,527
1.45% 9/8/17 (d)	10,429	10,403
1.55% 9/9/16 (d)	6,967	7,004
1.7% 3/5/18 (d)	17,382	17,410
Barclays Bank PLC:
2.5% 2/20/19	9,004	9,169
5% 9/22/16	10,429	10,966
Barclays PLC 2% 3/16/18	5,150	5,177
BNP Paribas 2.375% 9/14/17	12,744	12,989
BPCE SA 1.625% 2/10/17	6,953	7,000
Branch Banking & Trust Co. 1.45% 10/3/16	13,905	14,009
Capital One Bank NA:
0.7766% 2/13/17 (f)	6,953	6,948
1.15% 11/21/16	4,148	4,155
1.2% 2/13/17	10,153	10,117
1.3% 6/5/17	9,732	9,701
Capital One NA:
1.5% 9/5/17	7,022	6,994
1.65% 2/5/18	10,429	10,383
Citigroup, Inc.:
0.5336% 6/9/16 (f)	4,867	4,848
1.237% 7/25/16 (f)	2,830	2,842
1.3% 11/15/16	9,531	9,550
1.55% 8/14/17	27,810	27,799
1.7% 4/27/18	5,000	4,973
1.85% 11/24/17	6,953	6,998
2.5% 9/26/18	11,000	11,193
2.5% 7/29/19	5,562	5,601
Citizens Bank NA 1.6% 12/4/17	10,429	10,461
Commonwealth Bank of Australia 1.125% 3/13/17	11,166	11,198
Credit Suisse New York Branch:
0.772% 5/26/17 (f)	6,953	6,941
1.375% 5/26/17	21,414	21,428
1.75% 1/29/18	13,905	13,908
Discover Bank 2% 2/21/18	14,190	14,207
Fifth Third Bancorp 4.5% 6/1/18	4,867	5,233
Fifth Third Bank 0.9% 2/26/16	14,343	14,353
HSBC Bank PLC 1.5% 5/15/18 (d)	6,230	6,209
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
HSBC U.S.A., Inc.:
1.5% 11/13/17	$ 5,562	$ 5,558
1.625% 1/16/18	5,220	5,239
1.7% 3/5/18	6,953	6,968
Ing Bank NV Mtn Be 144A 1.8% 3/16/18 (d)	5,562	5,598
Intesa Sanpaolo SpA:
2.375% 1/13/17	15,397	15,529
3.125% 1/15/16	6,953	7,036
JPMorgan Chase & Co.:
1.35% 2/15/17	39,004	39,120
2.2% 10/22/19	3,329	3,320
2.35% 1/28/19	2,485	2,515
KeyBank NA:
1.65% 2/1/18	4,023	4,034
2.5% 12/15/19	3,993	4,053
La Caisse Centrale 1.75% 1/29/18 (d)	6,953	6,958
Lloyds Bank PLC 1.75% 3/16/18	5,945	5,961
Manufacturers & Traders Trust Co. 1.4% 7/25/17	10,916	10,939
Marshall & Ilsley Bank 5% 1/17/17	477	502
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (d)	7,940	7,943
Mizuho Bank Ltd.:
0.7168% 9/25/17 (d)(f)	10,429	10,410
1.55% 10/17/17 (d)	17,983	17,970
MUFG Americas Holdings Corp. 1.625% 2/9/18	1,552	1,552
MUFG Union Bank NA 1.5% 9/26/16	4,128	4,157
Nordea Bank AB 0.875% 5/13/16 (d)	9,484	9,500
PNC Bank NA:
1.15% 11/1/16	6,928	6,941
1.5% 2/23/18	6,953	6,971
Regions Bank 7.5% 5/15/18	744	858
Regions Financial Corp. 2% 5/15/18	6,237	6,237
Royal Bank of Canada:
1.2% 1/23/17	6,933	6,965
1.5% 1/16/18	11,875	11,893
2.2% 7/27/18	6,258	6,383
Royal Bank of Scotland Group PLC:
1.2131% 3/31/17 (f)	29,971	29,991
2.55% 9/18/15	28,985	29,120
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	$ 13,905	$ 13,925
1.45% 7/19/16	12,550	12,613
1.75% 1/16/18	6,953	6,981
1.8% 7/18/17	9,178	9,266
SunTrust Banks, Inc.:
3.5% 1/20/17	7,094	7,336
5% 9/1/15	4,914	4,964
Union Bank NA 3% 6/6/16	6,953	7,098
Wells Fargo & Co. 1.5% 1/16/18	13,905	13,973
Wells Fargo Bank NA 0.486% 5/16/16 (f)	7,659	7,648
Westpac Banking Corp.:
1.2% 5/19/17	17,382	17,442
1.5% 12/1/17	10,429	10,473
2% 8/14/17	10,819	11,006
		835,217
Capital Markets - 3.1%
Deutsche Bank AG London Branch 1.4% 2/13/17	24,334	24,349
Goldman Sachs Group, Inc.:
0.7146% 3/22/16 (f)	9,734	9,729
0.9535% 5/22/17 (f)	10,000	10,002
1.748% 9/15/17	17,382	17,361
2.375% 1/22/18	11,882	12,060
2.625% 1/31/19	6,953	7,084
JPMorgan Chase & Co. 1.7% 3/1/18	24,334	24,391
Lazard Group LLC 6.85% 6/15/17	205	225
Morgan Stanley:
1.75% 2/25/16	13,905	14,004
1.875% 1/5/18	6,953	6,980
2.375% 7/23/19	5,030	5,054
5.45% 1/9/17	11,124	11,828
UBS AG Stamford Branch:
1.375% 6/1/17	3,960	3,948
1.375% 8/14/17	10,805	10,794
1.8% 3/26/18	7,793	7,797
		165,606
Consumer Finance - 3.6%
American Express Credit Corp.:
1.125% 6/5/17	14,114	14,083
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
1.3% 7/29/16	$ 6,258	$ 6,291
2.8% 9/19/16	3,808	3,901
American Honda Finance Corp. 1.5% 9/11/17 (d)	3,585	3,616
Capital One Financial Corp. 0.9198% 11/6/15 (f)	5,562	5,570
Discover Financial Services 6.45% 6/12/17	16,591	18,149
Ford Motor Credit Co. LLC:
1.461% 3/27/17	5,562	5,561
1.684% 9/8/17	10,582	10,564
1.7% 5/9/16	6,953	6,993
2.145% 1/9/18	6,953	7,022
3% 6/12/17	19,307	19,800
General Electric Capital Corp.:
1.5% 7/12/16	26,736	26,983
2.9% 1/9/17	16,084	16,611
3.35% 10/17/16	18,456	19,109
Hyundai Capital America:
1.45% 2/6/17 (d)	7,209	7,202
1.875% 8/9/16 (d)	1,650	1,665
2.125% 10/2/17 (d)	7,941	8,025
Hyundai Capital America Mtn Be 144A 2% 3/19/18 (d)	6,953	6,994
Synchrony Financial 1.875% 8/15/17	1,289	1,294
		189,433
Diversified Financial Services - 0.6%
AIG Global Funding 1.65% 12/15/17 (d)	6,953	6,985
Berkshire Hathaway Finance Corp.:
0.5759% 1/12/18 (f)	6,953	6,974
1.6% 5/15/17	6,953	7,053
Berkshire Hathaway, Inc. 1.55% 2/9/18	6,071	6,137
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	4,297	4,420
		31,569
Insurance - 1.5%
American International Group, Inc.:
2.3% 7/16/19	12,995	13,077
5.85% 1/16/18	6,539	7,242
Aon Corp. 3.5% 9/30/15	4,711	4,755
Assurant, Inc. 2.5% 3/15/18	6,953	7,065
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	6,393	6,525
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
1.756% 12/15/17	$ 2,606	$ 2,636
1.903% 12/15/17	1,118	1,125
Metropolitan Life Global Funding I:
1.3% 4/10/17 (d)	10,429	10,453
1.5% 1/10/18 (d)	13,857	13,850
Pricoa Global Funding I 1.15% 11/25/16 (d)	4,193	4,202
Prudential Financial, Inc. 2.3% 8/15/18	5,774	5,874
Symetra Financial Corp. 6.125% 4/1/16 (d)	2,979	3,078
TIAA Asset Management Finance LLC 2.95% 11/1/19 (d)	1,504	1,532
		81,414
Real Estate Investment Trusts - 0.6%
Boston Properties, Inc. 3.7% 11/15/18	3,425	3,636
DDR Corp. 9.625% 3/15/16	1,821	1,941
Equity One, Inc. 6.25% 1/15/17	250	268
ERP Operating LP 2.375% 7/1/19	3,575	3,612
HCP, Inc. 3.75% 2/1/16	3,372	3,434
Health Care Property Investors, Inc. 6% 1/30/17	8,202	8,821
Health Care REIT, Inc.:
2.25% 3/15/18	2,467	2,499
4.7% 9/15/17	857	916
Select Income (REIT) 2.85% 2/1/18	2,492	2,526
Simon Property Group LP 2.15% 9/15/17	2,086	2,130
		29,783
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP 6% 4/1/16	4,114	4,273
Essex Portfolio LP 5.5% 3/15/17	5,190	5,563
Mack-Cali Realty LP:
2.5% 12/15/17	4,214	4,232
5.8% 1/15/16	879	901
Ventas Realty LP:
1.25% 4/17/17	2,663	2,661
1.55% 9/26/16	2,618	2,634
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	3,769	3,805
Washington Prime Group LP 3.85% 4/1/20 (d)	8,149	8,268
		32,337
TOTAL FINANCIALS		1,365,359
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 3.2%
Biotechnology - 0.4%
Amgen, Inc.:
1.25% 5/22/17	$ 10,916	$ 10,909
2.2% 5/22/19	8,204	8,243
		19,152
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	7,045	7,093
Medtronic, Inc. 1.5% 3/15/18 (d)	8,483	8,499
Zimmer Holdings, Inc. 2% 4/1/18	10,317	10,393
		25,985
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 1.25% 6/2/17	13,725	13,700
WellPoint, Inc. 1.875% 1/15/18	3,160	3,177
		16,877
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	1,639	1,639
Pharmaceuticals - 2.0%
AbbVie, Inc.:
1.2% 11/6/15	13,975	14,002
1.75% 11/6/17	10,200	10,236
1.8% 5/14/18	13,720	13,734
2.5% 5/14/20	8,000	7,994
Actavis Funding SCS:
1.3477% 3/12/18 (f)	13,905	14,053
2.35% 3/12/18	13,905	14,062
3% 3/12/20	4,517	4,574
Bayer U.S. Finance LLC:
1.5% 10/6/17 (d)	11,490	11,569
2.375% 10/8/19 (d)	3,818	3,868
Mylan, Inc. 1.35% 11/29/16	1,940	1,939
Perrigo Co. PLC 1.3% 11/8/16	1,638	1,637
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,042	2,047
Zoetis, Inc.:
1.15% 2/1/16	5,270	5,275
1.875% 2/1/18	940	940
		105,930
TOTAL HEALTH CARE		169,583
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	$ 5,013	$ 4,972
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	25	26
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	2,375	2,399
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.125% 1/15/18	2,733	2,716
TOTAL INDUSTRIALS		10,113
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	14,114	14,187
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	9,409	9,438
Tyco Electronics Group SA:
2.375% 12/17/18	1,203	1,222
6.55% 10/1/17	22,961	25,591
		36,251
IT Services - 0.5%
The Western Union Co.:
1.281% 8/21/15 (f)	17,326	17,346
2.875% 12/10/17	8,554	8,789
3.65% 8/22/18	3,229	3,364
		29,499
TOTAL INFORMATION TECHNOLOGY		79,937
MATERIALS - 1.1%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (d)	15,080	15,136
Ecolab, Inc.:
1.45% 12/8/17	3,216	3,206
1.55% 1/12/18	10,492	10,505
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,980
		34,827
Metals & Mining - 0.4%
Anglo American Capital PLC 1.2253% 4/15/16 (d)(f)	6,350	6,347
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan, Inc. 2.3% 11/14/17	$ 3,449	$ 3,454
Rio Tinto Finance (U.S.A.) PLC:
1.1107% 6/17/16 (f)	4,867	4,881
1.625% 8/21/17	6,049	6,065
		20,747
TOTAL MATERIALS		55,574
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
1.4% 12/1/17	5,980	5,975
2.45% 6/30/20	5,486	5,430
2.95% 5/15/16	11,521	11,721
BellSouth Corp. 4.821% 4/26/16 (d)(f)	8,500	8,775
British Telecommunications PLC:
1.25% 2/14/17	12,690	12,700
1.625% 6/28/16	9,608	9,674
2.35% 2/14/19	5,701	5,782
CenturyLink, Inc. 5.15% 6/15/17	7,745	8,074
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	6,007	6,128
Verizon Communications, Inc.:
2% 11/1/16	12,568	12,742
2.5% 9/15/16	19,918	20,261
		107,262
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
1.2677% 9/12/16 (f)	7,161	7,182
2.375% 9/8/16	8,389	8,515
Vodafone Group PLC 1.5% 2/19/18	5,562	5,528
		21,225
TOTAL TELECOMMUNICATION SERVICES		128,487
UTILITIES - 3.3%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 1.65% 12/15/17	8,606	8,624
Cleveland Electric Illuminating Co. 5.7% 4/1/17	1,839	1,969
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp.:
0.6508% 4/3/17 (f)	$ 9,375	$ 9,390
1.625% 8/15/17	3,436	3,463
2.1% 6/15/18	4,858	4,948
Eversource Energy 1.45% 5/1/18	1,658	1,650
FirstEnergy Corp. 2.75% 3/15/18	17,614	17,959
LG&E and KU Energy LLC 2.125% 11/15/15	10,894	10,948
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	10,054	10,094
Pacific Gas & Electric Co. 5.625% 11/30/17	9,614	10,561
TECO Finance, Inc.:
0.8712% 4/10/18 (f)	10,800	10,852
4% 3/15/16	2,677	2,746
Xcel Energy, Inc. 0.75% 5/9/16	13,905	13,871
		107,075
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co. 1.5% 6/1/18	7,838	7,824
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
1.4% 9/15/17	3,761	3,769
1.95% 8/15/16	4,155	4,201
2.5% 12/1/19	5,562	5,622
2.5731% 9/30/66 (f)	5,292	4,869
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	19,433	19,421
Sempra Energy 2.3% 4/1/17	17,962	18,304
		56,186
TOTAL UTILITIES		171,085
TOTAL NONCONVERTIBLE BONDS (Cost $2,406,948)		2,415,951
U.S. Government and Government Agency Obligations - 22.2%

U.S. Government Agency Obligations - 1.2%
Fannie Mae:
0.875% 2/8/18	1,290	1,289
1.625% 11/27/18	1,911	1,939
1.875% 9/18/18	1,032	1,057
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
0.5% 1/27/17	$ 47,854	$ 47,772
0.75% 1/12/18	2,578	2,568
1% 9/29/17	6,552	6,576
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		61,201
U.S. Treasury Obligations - 21.0%
U.S. Treasury Notes:
0.5% 7/31/17	441,479	439,961
0.875% 5/15/17	1,371	1,379
0.875% 10/15/17	130,811	131,179
1% 5/15/18 (c)	507,961	509,006
1.375% 2/28/19	22,189	22,326
TOTAL U.S. TREASURY OBLIGATIONS		1,103,851
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,160,807)		1,165,052
U.S. Government Agency - Mortgage Securities - 2.7%

Fannie Mae - 1.8%
2.152% 11/1/34 (f)	642	684
2.211% 10/1/35 (f)	4,193	4,478
2.23% 1/1/40 (f)	1,435	1,539
2.245% 2/1/35 (f)	1,095	1,160
2.271% 3/1/40 (f)	1,016	1,086
2.274% 11/1/36 (f)	1,402	1,493
2.3% 2/1/40 (f)	2,491	2,655
2.31% 12/1/39 (f)	345	369
2.317% 1/1/40 (f)	2,686	2,870
2.346% 5/1/35 (f)	1,067	1,138
2.361% 4/1/35 (f)	1,647	1,753
2.384% 7/1/35 (f)	961	1,027
2.391% 12/1/33 (f)	509	546
2.428% 12/1/34 (f)	576	617
2.435% 2/1/40 (f)	694	744
2.456% 3/1/40 (f)	1,188	1,267
2.488% 11/1/34 (f)	4,629	4,963
2.537% 10/1/41 (f)	2,267	2,431
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.542% 6/1/42 (f)	$ 840	$ 872
2.691% 2/1/42 (f)	4,528	4,715
2.693% 9/1/41 (f)	3,226	3,458
2.765% 1/1/42 (f)	4,076	4,250
2.96% 11/1/40 (f)	490	516
2.979% 8/1/41 (f)	671	720
2.982% 9/1/41 (f)	577	606
3.059% 10/1/41 (f)	230	239
3.237% 7/1/41 (f)	923	979
3.308% 10/1/41 (f)	467	492
3.5% 1/1/26 to 9/1/29	25,432	27,162
3.554% 7/1/41 (f)	944	1,003
5.5% 10/1/17 to 11/1/34	15,516	17,449
6.5% 1/1/16 to 8/1/17	72	75
7% 10/1/15 to 11/1/18	43	45
7.5% 11/1/31	2	2
TOTAL FANNIE MAE		93,403
Freddie Mac - 0.9%
2.164% 11/1/35 (f)	747	792
2.35% 8/1/36 (f)	491	523
2.402% 10/1/42 (f)	4,932	5,204
2.527% 2/1/40 (f)	1,327	1,426
2.973% 8/1/41 (f)	1,770	1,898
3% 8/1/21	4,712	4,923
3.13% 9/1/41 (f)	1,141	1,223
3.133% 4/1/40 (f)	869	924
3.231% 9/1/41 (f)	557	585
3.242% 4/1/41 (f)	594	627
3.296% 6/1/41 (f)	668	708
3.47% 5/1/41 (f)	640	676
3.5% 8/1/26	14,512	15,468
3.502% 4/1/40 (f)	800	857
3.622% 6/1/41 (f)	918	975
3.705% 5/1/41 (f)	804	855
4% 9/1/25 to 4/1/26	5,279	5,676
4.5% 8/1/18 to 11/1/18	3,939	4,107
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5% 4/1/20	$ 1,741	$ 1,829
8.5% 5/1/27 to 7/1/28	121	147
TOTAL FREDDIE MAC		49,423
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	867	1,021
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $140,779)		143,847
Asset-Backed Securities - 15.5%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	856	834
Series 2005-1 Class M1, 0.6513% 4/25/35 (f)	311	278
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8348% 3/25/34 (f)	50	48
Series 2006-OP1 Class M1, 0.4648% 4/25/36 (f)	5,562	1,401
Ally Auto Receivables Trust:
Series 2014-SN1 Class A3, 0.75% 2/21/17	6,831	6,831
Series 2015-SN1 Class A3, 1.21% 12/20/17	3,583	3,589
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	3,525	3,558
Series 2012-5 Class A, 1.54% 9/15/19	16,078	16,151
Series 2014-1 Class A2, 1.29% 1/15/19	5,000	5,016
Series 2014-3 Class A, 1.33% 3/15/19	25,279	25,350
Series 2014-4 Class A2, 1.43% 6/17/19	10,394	10,437
Series 2014-5 Class A2, 1.6% 10/15/19	20,858	20,970
Series 2015-3 Class A, 1.6% 5/15/20	10,590	10,603
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	10,945	10,997
Series 2014-3 Class A, 1.49% 4/15/20	13,905	14,011
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	2,597	2,603
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	4,853	4,853
Series 2013-5 Class A3, 0.9% 9/10/18	8,852	8,861
Series 2014-1 Class A3, 0.9% 2/8/19	5,363	5,361
Series 2014-2 Class A3, 0.94% 2/8/19	10,902	10,877
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Americredit Automobile Receivables Trust Series 2015-2 Class A3, 1.27% 1/8/20	$ 8,000	$ 7,996
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.0063% 4/25/34 (f)	42	30
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9613% 3/25/34 (f)	263	246
Series 2004-W7 Class M1, 1.0063% 5/25/34 (f)	158	151
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (f)	546	196
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5513% 3/25/36 (f)	6	0*
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	10,711	10,714
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	8,343	8,347
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	8,343	8,352
Series 2014-3 Class A2, 1.18% 12/20/17	8,109	8,124
Series 2015-1 Class A2, 1.42% 6/20/18	6,953	6,980
Series 2015-2 Class A2, 1.39% 9/20/18	5,488	5,489
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	21,399	21,409
Series 2013-A3 Class A3, 0.96% 9/16/19	9,123	9,138
Series 2014-A5 Class A, 1.48% 7/15/20	13,314	13,404
Series 2015-A1 Class A, 1.39% 1/15/21	15,180	15,185
Carmax Auto Owner Trust Series 2015-1 Class A3, 1.38% 11/15/19	5,237	5,258
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3213% 12/25/36 (f)	844	560
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (d)	66	66
Series 2013-2A Class A, 1.75% 11/15/17 (d)	1,420	1,422
Series 2014-1A Class A, 1.46% 12/17/18 (d)	3,045	3,040
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	6,953	6,974
Series 2014-A7 Class A, 1.38% 11/15/19	13,063	13,112
Series 2015-A2, Class A, 1.59% 2/18/20	6,953	7,006
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (d)	11,350	11,349
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (d)	12,313	12,336
Series 2014-VT1 Class A3, 1.5% 10/21/19 (d)	7,766	7,777
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	19,370	19,508
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust: - continued
Series 2014-A2 Class A2, 1.02% 2/22/19	$ 11,159	$ 11,171
Series 2014-A4 Class A4, 1.23% 4/24/19	10,881	10,911
Series 2014-A8 Class A8, 1.73% 4/9/20	13,905	14,050
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.6848% 7/25/34 (f)	210	183
Series 2004-3 Class M4, 1.6398% 4/25/34 (f)	34	29
Series 2004-4 Class M2, 0.9798% 6/25/34 (f)	51	46
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (d)	5,910	5,916
Series 2015-1 Class A3, 1.3% 3/23/20 (d)	5,000	4,998
Discover Card Master Trust:
Series 2013-A5 Class A5, 1.04% 4/15/19	12,156	12,189
Series 2014-A3 Class A3, 1.22% 10/15/19	10,881	10,906
Series 2014-A5 Class A, 1.39% 4/15/20	10,429	10,475
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (d)	7,182	7,184
Series 2014-2 Class A2, 1.05% 3/20/20 (d)	10,429	10,441
Series 2015-1 Class A2, 1.3% 9/20/20 (d)	10,429	10,447
Fannie Mae Series 2004-T5:
Class AB1, 0.7411% 5/28/35 (f)	441	410
Class AB3, 1.0669% 5/28/35 (f)	190	176
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3563% 8/25/34 (f)	196	182
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	8,000	8,001
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	7,294	7,403
Series 2012-5 Class A, 1.49% 9/15/19	34,154	34,294
Series 2014-1 Class A1, 1.2% 2/15/19	14,283	14,316
Series 2014-4 Class A1, 1.4% 8/15/19	11,850	11,883
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,697
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6063% 11/25/34 (f)	285	106
Class M5, 1.6813% 11/25/34 (f)	106	2
Series 2005-A:
Class M3, 0.9163% 1/25/35 (f)	444	375
Class M4, 1.2013% 1/25/35 (f)	163	104
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (d)(f)	612	571
GE Business Loan Trust:
Series 2003-1 Class A, 0.6156% 4/15/31 (d)(f)	16	16
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.3656% 11/15/34 (d)(f)	$ 108	$ 103
Class B, 0.4656% 11/15/34 (d)(f)	39	36
Class C, 0.5656% 11/15/34 (d)(f)	65	55
Class D, 0.9356% 11/15/34 (d)(f)	25	20
GE Equipment Small Ticket LLC Series 2013-1A Class A3, 1.02% 2/24/17 (d)	6,418	6,429
GE Equipment Transportation LLC:
Series 2012-2:
Class A3, 0.62% 7/25/16	545	545
Class A4, 0.92% 9/25/17	6,153	6,162
Series 2014-1 Class A3, 0.97% 4/23/18	8,168	8,170
Series 2015-1 Class A3, 1.28% 2/25/19	6,605	6,616
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (d)	8,860	8,871
Series 2014-2A Class A3, 1.22% 1/22/18 (d)	10,790	10,797
Series 2015-1 Class A3, 1.53% 9/20/18	9,034	9,064
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (d)	9,353	9,363
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5048% 8/25/33 (f)	46	43
Series 2003-3 Class M1, 1.4748% 8/25/33 (f)	218	210
Series 2003-5 Class A2, 0.8848% 12/25/33 (f)	142	136
Series 2004-1 Class M2, 1.8848% 6/25/34 (f)	181	164
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (f)	627	400
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (d)	13,502	13,526
Series 2015-A Class A3, 1.42% 9/17/18 (d)	9,338	9,368
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5356% 5/15/18 (d)(f)	11,309	11,311
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	4,076	4,078
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4813% 7/25/36 (f)	46	21
Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (f)	265	263
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5986% 12/27/29 (f)	78	78
Series 2006-A Class 2C, 1.4186% 3/27/42 (f)	359	180
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3313% 7/25/36 (f)	5,700	3,013
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4848% 5/25/37 (f)	$ 252	$ 2
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	10,088	10,125
Mercedes-Benz Master Owner Trust Series 2015-AA Class A, 0.5002% 4/15/19 (d)(f)	13,090	13,090
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9348% 7/25/34 (f)	20	15
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1598% 7/25/34 (f)	52	47
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (f)	156	147
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (f)	556	537
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (f)	255	237
Series 2005-NC1 Class M1, 0.8448% 1/25/35 (f)	151	141
Series 2005-NC2 Class B1, 1.9363% 3/25/35 (f)	114	2
Series 2006-NC4 Class A2D, 0.4248% 6/25/36 (f)	4,961	3,555
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	5,997	6,001
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	10,429	10,445
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0066% 10/30/45 (f)	1,227	1,222
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (f)	2,300	2,165
Class M4, 2.3598% 9/25/34 (f)	320	150
Series 2005-WCH1 Class M4, 1.4298% 1/25/36 (f)	691	617
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9848% 4/25/33 (f)	2	2
Santander Drive Auto Receivables Trust:
Series 2013-2 Class A3, 0.7% 9/15/17	1,345	1,345
Series 2013-4 Class A3, 1.11% 12/15/17	3,152	3,156
Series 2014-3 Class A3, 0.81% 7/16/18	9,039	9,036
Series 2014-4 Class B, 1.82% 5/15/19	5,080	5,086
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9688% 3/25/35 (f)	396	363
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8506% 6/15/33 (f)	730	712
Class C, 1.2206% 6/15/33 (f)	2,293	2,222
Series 2004-B:
Class A2, 0.4706% 6/15/21 (f)	1,736	1,727
Class C, 1.1406% 9/15/33 (f)	2,752	2,646
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4648% 9/25/19 (f)	$ 10,665	$ 10,655
Series 2013-1 Class A2, 0.4348% 9/25/19 (f)	7,062	7,051
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9098% 9/25/34 (f)	30	26
Synchrony Credit Card Master Note Trust Series 2015-2 Class A, 1.6% 4/15/21	10,500	10,523
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (f)	268	233
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8308% 4/6/42 (d)(f)	272	147
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	8,327	8,331
Series 2015-A Class A3, 1.25% 12/20/17	6,953	6,967
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	7,187	7,196
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (d)	6,774	6,804
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (d)	8,516	8,545
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (d)(f)	3,884	3,877
TOTAL ASSET-BACKED SECURITIES (Cost $821,312)		816,450
Collateralized Mortgage Obligations - 3.5%

Private Sponsor - 1.5%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4381% 4/26/36 (d)(f)	2,741	2,665
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (d)(f)	1,019	1,027
Series 2012-2R Class 1A1, 2.5861% 5/27/35 (d)(f)	3,884	3,998
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.284% 12/20/54 (f)	49	48
Series 2006-1A:
Class A5, 0.324% 12/20/54 (d)(f)	9,828	9,766
Class C2, 1.384% 12/20/54 (d)(f)	2,900	2,854
Series 2006-2:
Class A4, 0.264% 12/20/54 (f)	1,401	1,392
Class C1, 1.124% 12/20/54 (f)	10,492	10,284
Class M2, 0.644% 12/20/54 (f)	2,086	2,037
Series 2006-3 Class C2, 1.184% 12/20/54 (f)	4,597	4,511
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class A4, 0.284% 12/20/54 (f)	$ 2,548	$ 2,531
Class B1, 0.364% 12/20/54 (f)	9,293	9,161
Class C1, 0.944% 12/20/54 (f)	5,682	5,539
Class M1, 0.524% 12/20/54 (f)	2,448	2,381
Series 2007-1:
Class 1C1, 0.784% 12/20/54 (f)	932	900
Class 1M1, 0.484% 12/20/54 (f)	613	594
Class 2C1, 1.044% 12/20/54 (f)	425	416
Class 2M1, 0.684% 12/20/54 (f)	788	771
Class 3A1, 0.384% 12/20/54 (f)	2,598	2,585
Series 2007-2:
Class 2C1, 1.0434% 12/17/54 (f)	1,091	1,068
Class 3A1, 0.3634% 12/17/54 (f)	542	540
Granite Mortgages Series 2003-2 Class 1A3, 0.7751% 7/20/43 (f)	2,132	2,130
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6751% 1/20/44 (f)	515	514
Class 1C, 2.7251% 1/20/44 (f)	1,838	1,839
Series 2004-1 Class 2A1, 0.5903% 3/20/44 (f)	7,578	7,554
Series 2004-3 Class 2A1, 0.5503% 9/20/44 (f)	2,157	2,151
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3948% 5/25/47 (f)	284	266
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (f)	336	306
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.531% 6/10/35 (d)(f)	137	125
Class B6, 3.031% 6/10/35 (d)(f)	23	22
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (f)	11	11
TOTAL PRIVATE SPONSOR		79,986
U.S. Government Agency - 2.0%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6848% 9/25/23 (f)	341	342
Series 2010-86 Class FE, 0.6348% 8/25/25 (f)	1,247	1,256
Series 2013-9 Class FA, 0.5348% 3/25/42 (f)	10,573	10,607
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater planned amortization class Series 2005-90 Class FC, 0.4348% 10/25/35 (f)	$ 2,220	$ 2,225
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	4,263	4,533
planned amortization class Series 2012-94 Class E, 3% 6/25/22	2,372	2,450
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	469	534
Series 2009-31 Class A, 4% 2/25/24	537	555
Series 2010-135 Class DE, 2.25% 4/25/24	2,273	2,316
Series 2011-16 Class FB, 0.3348% 3/25/31 (f)	5,557	5,564
Series 2010-123 Class DL, 3.5% 11/25/25	863	888
Series 2010-143 Class B, 3.5% 12/25/25	1,600	1,658
Series 2011-23 Class AB, 2.75% 6/25/20	1,260	1,287
Series 2011-88 Class AB, 2.5% 9/25/26	1,612	1,644
Freddie Mac:
floater:
Series 2711 Class FC, 1.0815% 2/15/33 (f)	3,548	3,616
Series 3879 Class AF, 0.6115% 6/15/41 (f)	5,351	5,383
floater planned amortization class:
Series 2953 Class LF, 0.4815% 12/15/34 (f)	1,383	1,388
Series 3117 Class JF, 0.4815% 2/15/36 (f)	2,180	2,187
floater sequential payer:
Series 3325:
Class FM, 0.6115% 5/15/37 (f)	2,108	2,119
Class FN, 0.6115% 5/15/37 (f)	2,108	2,119
Series 3943 Class EF 0.4315% 2/15/26 (f)	3,870	3,878
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	5,884	5,990
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	154	158
Series 3763 Class QA, 4% 4/15/34	2,979	3,100
Series 3792 Class DF, 0.5815% 11/15/40 (f)	7,427	7,448
Series 3820 Class DA, 4% 11/15/35	3,253	3,454
Series 3949 Class MK, 4.5% 10/15/34	2,617	2,850
Series 4221-CLS Class GA, 1.4% 7/15/23	12,293	12,289
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.7125% 12/16/39 (f)	1,600	1,614
Series 2012-113 Class FJ, 0.434% 1/20/42 (f)	3,696	3,697
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater planned amortization class Series 2005-47 Class FX, 0.334% 5/20/34 (f)	$ 6,228	$ 6,223
floater sequential payer:
Series 2010-120 Class FB 0.484% 9/20/35 (f)	1,485	1,487
Series 2011-150 Class D, 3% 4/20/37	387	393
TOTAL U.S. GOVERNMENT AGENCY		105,252
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $179,803)		185,238
Commercial Mortgage Securities - 9.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5708% 2/14/43 (f)(g)	964	15
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	5,478	5,645
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	9,883	10,284
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.38% 5/15/32 (d)(f)	6,872	6,859
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4598% 12/25/33 (d)(f)	24	21
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (d)(f)	1,560	1,386
Class B1, 1.5848% 1/25/36 (d)(f)	59	35
Class M1, 0.6348% 1/25/36 (d)(f)	498	400
Class M2, 0.6548% 1/25/36 (d)(f)	162	126
Class M3, 0.6848% 1/25/36 (d)(f)	215	160
Class M4, 0.7948% 1/25/36 (d)(f)	119	87
Class M5, 0.8348% 1/25/36 (d)(f)	119	86
Class M6, 0.8848% 1/25/36 (d)(f)	121	79
Series 2006-3A Class M4, 0.6148% 10/25/36 (d)(f)	28	3
Series 2007-1 Class A2, 0.4548% 3/25/37 (d)(f)	969	815
Series 2007-2A:
Class A1, 0.4548% 7/25/37 (d)(f)	187	164
Class A2, 0.5048% 7/25/37 (d)(f)	176	149
Class M1, 0.5548% 7/25/37 (d)(f)	90	67
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M2, 0.5948% 7/25/37 (d)(f)	$ 50	$ 32
Class M3, 0.6748% 7/25/37 (d)(f)	38	15
Series 2007-3:
Class A2, 0.4748% 7/25/37 (d)(f)	239	200
Class M1, 0.4948% 7/25/37 (d)(f)	180	137
Class M2, 0.5248% 7/25/37 (d)(f)	193	129
Class M3, 0.5548% 7/25/37 (d)(f)	313	127
Class M4, 0.6848% 7/25/37 (d)(f)	491	141
Class M5, 0.7848% 7/25/37 (d)(f)	230	39
Series 2007-4A:
Class A2, 0.7313% 9/25/37 (d)(f)	2,374	1,020
Class M1, 1.1313% 9/25/37 (d)(f)	353	72
Series 2006-2A Class IO, 0% 7/25/36 (d)(f)(g)	16,055	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	412	412
Series 2006-PW13 Class A1A, 5.533% 9/11/41	9,282	9,684
Series 2006-PW14 Class A1A, 5.189% 12/11/38	3,447	3,620
Series 2006-T22 Class A1A, 5.7581% 4/12/38 (f)	9,138	9,359
Series 2006-PW12 Class A1A, 5.8805% 9/11/38 (f)	7,378	7,625
C-BASS Trust floater Series 2006-SC1 Class A, 0.4513% 5/25/36 (d)(f)	1,469	1,394
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	6,679	7,206
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5745% 12/15/27 (d)(f)	7,648	7,662
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,388	3,543
Series 2013-GC11 Class A1, 0.754% 4/10/46	2,902	2,890
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.4787% 1/15/46 (f)	1,836	1,853
Series 2005-CD1 Class A4, 5.3959% 7/15/44 (f)	2,316	2,324
Series 2006-CD2 Class A1B, 5.4797% 1/15/46 (f)	15,144	15,405
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.08% 6/11/27 (d)(f)	15,295	15,276
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0356% 4/15/17 (d)(f)	59	59
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates: - continued
sequential payer:
Series 2006-C7 Class A1A, 5.9288% 6/10/46 (f)	$ 12,562	$ 12,985
Series 2006-C8:
Class A1A, 5.292% 12/10/46	8,165	8,621
Class A4, 5.306% 12/10/46	9,637	10,098
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	1,267	1,268
CSMC Series 2015-TOWN:
Class B, 2.0815% 3/15/17 (d)(f)	1,412	1,413
Class C, 2.4315% 3/15/17 (d)(f)	1,376	1,377
Class D, 3.3815% 3/15/17 (d)(f)	2,081	2,082
CSMC Trust floater Series 2014-ICE:
Class A, 0.976% 4/15/27 (d)(f)	7,519	7,495
Class B, 1.376% 4/15/27 (d)(f)	6,601	6,576
Del Coronado Trust floater Series 2013-HDC Class A, 0.976% 3/15/26 (d)(f)	3,477	3,477
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.981% 12/5/31 (d)(f)	4,549	4,535
Class A2FL, 0.881% 12/5/31 (d)(f)	6,265	6,240
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	2,834	2,856
sequential payer Series K501 Class A1, 1.337% 6/25/16	434	435
Series K707 Class A1, 1.615% 9/25/18	5,870	5,923
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (d)(f)	12,602	12,634
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.4499% 3/10/44 (f)	7,856	7,962
Series 2006-C1 Class A1A, 5.4499% 3/10/44 (f)	5,614	5,703
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	39	39
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (f)	5,164	5,233
Class A4, 5.553% 4/10/38 (f)	8,407	8,477
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (d)	1,620	1,647
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1815% 7/15/31 (d)(f)	3,628	3,630
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust: - continued
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	$ 5,251	$ 5,505
Class A4, 5.56% 11/10/39	3,906	4,070
Series 2011-GC5 Class A1, 1.468% 8/10/44	389	390
Series 2012-GC6 Class A1, 1.282% 1/10/45	467	469
Series 2013-GC12 Class A1, 0.742% 6/10/46 (f)	3,052	3,038
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1735% 11/5/30 (d)(f)	5,724	5,728
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (d)	1,502	1,526
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.432% 11/15/29 (d)(f)	4,653	4,658
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4656% 11/15/18 (d)(f)	69	68
Class F, 0.5156% 11/15/18 (d)(f)	127	123
Class G, 0.5456% 11/15/18 (d)(f)	110	106
Class H, 0.6856% 11/15/18 (d)(f)	121	117
Series 2014-BXH Class A, 1.0856% 4/15/27 (d)(f)	9,734	9,736
Series 2014-FL5 Class A, 1.1615% 7/15/31 (d)(f)	7,092	7,075
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	10,145	10,604
Series 2006-LDP8 Class A4, 5.399% 5/15/45	9,397	9,724
Series 2013-C10, Class A1, 0.7302% 12/15/47	1,915	1,908
Series 13-LC11 Class A1, 0.7664% 4/15/46	5,636	5,609
Series 2006-LDP7 Class A1A, 6.057% 4/15/45 (f)	11,564	12,044
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	4,893	4,951
Series 2006-C6 Class A4, 5.372% 9/15/39	2,335	2,436
Series 2007-C1 Class A4, 5.424% 2/15/40	11,522	12,157
Series 2007-C7 Class A3, 5.866% 9/15/45	4,474	4,884
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.4484% 11/12/37 (f)	2,665	2,695
Series 2006-C2 Class A1A, 5.739% 8/12/43 (f)	8,391	8,757
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	12,240	12,792
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	2,109	2,111
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.386% 7/15/19 (d)(f)	$ 241	$ 241
Series 2007-XLFA:
Class D, 0.3715% 10/15/20 (d)(f)	1,308	1,297
Class E, 0.4315% 10/15/20 (d)(f)	391	387
Class F, 0.4815% 10/15/20 (d)(f)	234	231
Class G, 0.5215% 10/15/20 (d)(f)	290	284
Class H, 0.6115% 10/15/20 (d)(f)	262	252
Class J, 0.7615% 10/15/20 (d)(f)	152	138
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	3,198	3,390
Series 2007-IQ14 Class A2, 5.61% 4/15/49	1,300	1,313
Series 2012-C4 Class A1, 1.085% 3/15/45	1,900	1,905
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	6,684	6,886
Series 2006-IQ11 Class A1A, 5.8201% 10/15/42 (f)	10,186	10,433
Series 2007-T27 Class A1A, 5.8266% 6/11/42 (f)	9,928	10,656
SCG Trust Series 2013-SRP1 Class A, 1.5815% 11/15/26 (d)(f)	6,227	6,230
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	592	593
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	2,580	2,571
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A:
Class G, 0.5456% 9/15/21 (d)(f)	74	73
Class J, 0.7856% 9/15/21 (d)(e)(f)	266	253
sequential payer Series 2006-C29:
Class A1A, 5.297% 11/15/48	14,097	14,850
Class A4, 5.308% 11/15/48	2,394	2,501
Series 2006-C23:
Class A1A, 5.422% 1/15/45	14,841	15,102
Class A5, 5.416% 1/15/45 (f)	10,672	10,871
Series 2006-C24 Class A1A, 5.557% 3/15/45 (f)	7,919	8,097
Series 2006-C25 Class A1A, 5.7074% 5/15/43 (f)	7,322	7,552
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	9,285	9,641
Series 2006-C27 Class A3, 5.765% 7/15/45 (f)	6,239	6,443
Series 2007-C31A Class A2, 5.421% 4/15/47	564	563
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	8,705	8,736
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	497	499
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
WF-RBS Commercial Mortgage Trust: - continued
Series 2012-C8 Class A1, 0.864% 8/15/45	$ 2,009	$ 2,009
Series 2013-C13 Class A1, 0.778% 5/15/45	1,803	1,796
Series 2013-C14 Class A1, 0.836% 6/15/46	2,021	2,016
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.322% 11/15/29 (d)(f)	7,765	7,758
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $537,222)		516,159
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (d) (Cost $6,386)	6,393	6,481
Supranational Obligations - 0.2%

International Bank for Reconstruction & Development 1% 6/15/18	1,490	1,489
KeyBank NA 1.7% 6/1/18	7,948	7,948
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,427)		9,437
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $17,061)	17,061,489	17,061
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $34,714)	$ 34,714	34,714
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $5,314,459)		5,310,390
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(48,913)
NET ASSETS - 100%		$ 5,261,477
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 129	$ (29)	$ -	$ (29)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $732,538,000 or 13.9% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $99,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$34,714,000 due 6/01/15 at 0.11%
Bank of America NA	$ 1,086
Commerz Markets LLC	8,085
Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,414
RBS Securities, Inc.	2,129
$ 34,714
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 50
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,415,951	$ -	$ 2,415,951	$ -
U.S. Government and Government Agency Obligations	1,165,052	-	1,165,052	-
U.S. Government Agency - Mortgage Securities	143,847	-	143,847	-
Asset-Backed Securities	816,450	-	816,195	255
Collateralized Mortgage Obligations	185,238	-	185,238	-
Commercial Mortgage Securities	516,159	-	516,021	138
Foreign Government and Government Agency Obligations	6,481	-	6,481	-
Supranational Obligations	9,437	-	9,437	-
Money Market Funds	17,061	17,061	-	-
Cash Equivalents	34,714	-	34,714	-
Total Investments in Securities:	$ 5,310,390	$ 17,061	$ 5,292,936	$ 393
Derivative Instruments:
Liabilities
Swaps	$ (29)	$ -	$ (29)	$ -

During the period, 268,738,649 shares of the Fund held by affiliated entities were redeemed for cash and investments, including accrued interest, with a value of $2,312,877,000. The Fund recognized a net gain of $11,313,000 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $5,310,641,000. Net unrealized depreciation aggregated $251,000, of which $33,655,000 related to appreciated investment securities and $33,906,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Spartan® U.S. Bond Index Fund

May 31, 2015

1.816026.110

UBI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.1%
American Honda Finance Corp.:
2.125% 10/10/18	$ 6,550	$ 6,680
2.15% 3/13/20	8,550	8,577
2.25% 8/15/19	7,650	7,757
Ford Motor Co. 4.75% 1/15/43	7,650	7,746
		30,760
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	1,964
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,660
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	4,887
Northwestern University 4.643% 12/1/44	3,350	3,715
President and Fellows of Harvard College 3.619% 10/1/37	1,000	981
Rice University 3.774% 5/15/55	1,900	1,797
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,298
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,164
University of Southern California 5.25% 10/1/2111	2,000	2,491
		21,957
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,559
6.3% 3/1/38	7,045	8,610
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,726
Starbucks Corp. 3.85% 10/1/23	1,875	2,028
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,019
5.3% 9/15/19	2,000	2,185
		20,127
Media - 1.0%
21st Century Fox America, Inc.:
5.4% 10/1/43	3,875	4,334
5.65% 8/15/20	1,000	1,152
6.15% 3/1/37	3,955	4,750
6.9% 3/1/19	2,110	2,482
6.9% 8/15/39	2,000	2,607
7.75% 12/1/45	3,160	4,460
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,340
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
3.125% 7/15/22	$ 3,000	$ 3,033
3.375% 8/15/25	5,700	5,766
4.65% 7/15/42	4,000	4,158
4.75% 3/1/44	5,400	5,717
4.95% 6/15/16	1,862	1,944
5.7% 5/15/18	2,940	3,308
5.7% 7/1/19	8,500	9,786
6.4% 3/1/40	1,000	1,282
6.55% 7/1/39	3,000	3,862
6.95% 8/15/37	6,700	8,888
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,484
5.875% 10/1/19	2,905	3,314
6.35% 3/15/40	1,000	1,133
6.375% 3/1/41	2,100	2,374
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,270
4.875% 4/1/43	4,900	4,613
5.05% 6/1/20	3,200	3,554
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,849
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,351
1.65% 9/29/17	8,000	8,010
4.7% 10/15/19	4,000	4,391
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	9,498
5.85% 5/1/17	5,801	6,228
6.75% 7/1/18	1,162	1,304
7.3% 7/1/38	4,000	4,646
8.75% 2/14/19	2,368	2,824
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,993
3.15% 7/15/15	5,000	5,015
3.55% 6/1/24	3,000	3,002
3.6% 7/15/25	6,340	6,314
4% 1/15/22	1,000	1,050
4.65% 6/1/44	3,000	2,912
4.85% 7/15/45	3,000	3,005
5.875% 11/15/16	2,131	2,275
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
6.5% 11/15/36	$ 5,724	$ 6,898
Viacom, Inc.:
4.25% 9/1/23	7,775	8,032
4.375% 3/15/43	2,635	2,227
5.625% 9/15/19	1,000	1,119
6.125% 10/5/17	5,420	5,966
Walt Disney Co.:
1.125% 2/15/17	2,760	2,780
1.85% 5/30/19	1,500	1,511
2.55% 2/15/22	2,810	2,815
4.125% 6/1/44	2,000	2,024
5.5% 3/15/19	2,000	2,280
		198,930
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	8,486
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,660
4.3% 2/15/43	4,750	4,507
Target Corp.:
3.875% 7/15/20	3,000	3,262
4% 7/1/42	7,000	6,798
5.875% 7/15/16	2,100	2,223
7% 1/15/38	1,038	1,454
		31,390
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,955
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,788
3.25% 4/15/25	4,000	3,933
3.7% 4/15/22	5,500	5,712
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,132
3.75% 2/15/24	6,725	7,147
4.2% 4/1/43	1,575	1,577
4.875% 2/15/44	2,875	3,112
5.4% 3/1/16	6,400	6,636
5.875% 12/16/36	4,700	5,779
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.:
1.625% 4/15/17	$ 10,300	$ 10,441
4.625% 4/15/20	2,000	2,218
4.65% 4/15/42	6,500	7,019
5.8% 4/15/40	2,000	2,437
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,911
Turlock Corp.:
1.5% 11/2/17	4,775	4,797
2.75% 11/2/22	5,725	5,646
4% 11/2/32	1,900	1,888
4.15% 11/2/42	1,900	1,861
		85,989
TOTAL CONSUMER DISCRETIONARY		389,153
CONSUMER STAPLES - 1.7%
Beverages - 0.3%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,292
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,729
2.625% 1/17/23	2,825	2,751
4.625% 2/1/44	5,750	5,961
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,625	8,441
5.375% 1/15/20	1,500	1,710
8.2% 1/15/39	2,800	4,265
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,714
5.75% 10/23/17	5,185	5,730
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,819
PepsiCo, Inc.:
3.6% 8/13/42	3,000	2,728
4.25% 10/22/44	6,000	6,001
4.875% 11/1/40	2,300	2,522
7.9% 11/1/18	6,000	7,245
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,790
3.15% 11/15/20	3,700	3,913
		69,611
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 8/12/19	$ 3,750	$ 3,775
5.3% 12/5/43	4,391	5,002
5.75% 5/15/41	6,000	7,153
Kroger Co.:
3.9% 10/1/15	9,000	9,095
5.15% 8/1/43	2,725	3,000
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,888
2.8% 4/15/16	6,700	6,836
3.3% 4/22/24	19,000	19,565
5.625% 4/1/40	2,000	2,451
5.625% 4/15/41	4,600	5,543
6.5% 8/15/37	8,275	10,971
Walgreen Co.:
1.8% 9/15/17	1,900	1,914
3.1% 9/15/22	2,850	2,819
		86,012
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,631
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,676
3.2% 1/25/23	11,249	10,886
General Mills, Inc.:
2.2% 10/21/19	7,000	7,035
5.65% 2/15/19	13,501	15,208
Kellogg Co.:
3.125% 5/17/22	1,875	1,882
3.25% 5/21/18	2,800	2,922
4.45% 5/30/16	2,000	2,069
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,877
5% 6/4/42	2,825	2,908
The J.M. Smucker Co. 2.5% 3/15/20 (d)	5,700	5,743
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,854
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,625
		86,316
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	$ 8,325	$ 8,363
2.4% 3/1/22	5,200	5,148
2.4% 6/1/23	8,000	7,824
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,032
1.9% 11/1/19	4,000	4,043
2.3% 2/6/22	4,700	4,721
3.1% 8/15/23	10,000	10,383
3.15% 9/1/15	4,500	4,529
		50,043
Personal Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,421
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,858
4.25% 8/9/42	9,780	8,983
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,419
4.5% 3/26/20	2,000	2,218
4.875% 11/15/43	6,000	6,400
5.65% 5/16/18	6,789	7,596
6.375% 5/16/38	1,450	1,848
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,304
4.85% 9/15/23	1,800	1,951
6.75% 6/15/17	2,899	3,191
7.25% 6/15/37	7,220	9,039
		53,807
TOTAL CONSUMER STAPLES		356,210
ENERGY - 3.1%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,193
Cameron International Corp. 3.7% 6/15/24	7,575	7,510
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,319
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.:
6.15% 9/15/19	$ 2,000	$ 2,326
7.45% 9/15/39	1,500	2,075
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,501
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,656
3.05% 3/1/16	1,020	1,029
4.625% 3/1/21	1,340	1,327
5.25% 3/15/42	3,100	2,463
Weatherford International Ltd. 7% 3/15/38	5,580	5,465
		39,864
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	5,020
6.2% 3/15/40	2,000	2,323
6.45% 9/15/36	2,675	3,196
Apache Corp. 5.1% 9/1/40	3,000	3,017
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,775
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,880
2.315% 2/13/20	1,800	1,811
2.5% 11/6/22	3,000	2,911
2.521% 1/15/20	6,000	6,114
3.062% 3/17/22	3,750	3,782
3.125% 10/1/15	2,500	2,522
3.245% 5/6/22	7,750	7,862
4.5% 10/1/20	2,000	2,213
4.75% 3/10/19	1,000	1,102
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,891
5.7% 5/15/17	1,148	1,237
6.25% 3/15/38	6,850	8,059
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,634
3.8% 9/15/23	1,750	1,750
6.75% 11/15/39	2,000	2,364
Chevron Corp.:
1.104% 12/5/17	5,700	5,693
1.718% 6/24/18	7,525	7,599
1.961% 3/3/20	8,625	8,644
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.: - continued
2.193% 11/15/19	$ 11,400	$ 11,592
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (d)	3,043	3,072
4.5% 6/1/25 (d)	3,325	3,367
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,841
3.35% 5/15/25	6,810	6,862
5.75% 2/1/19	2,902	3,307
6.5% 2/1/39	7,529	9,689
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,543
3.875% 3/15/23	3,775	3,603
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,805
3.25% 5/15/22	4,000	4,010
5.6% 7/15/41	2,875	3,127
El Paso Natural Gas Co. 5.95% 4/15/17	926	994
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,086
5.875% 12/15/16	1,000	1,063
6.5% 4/15/18	1,000	1,114
Enbridge, Inc. 3.5% 6/10/24	2,825	2,726
Encana Corp.:
3.9% 11/15/21	4,900	5,089
6.5% 2/1/38	5,000	5,623
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,308
4.15% 10/1/20	4,500	4,690
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,772
4.05% 2/15/22	9,325	9,835
4.85% 8/15/42	2,500	2,500
4.85% 3/15/44	5,000	5,001
5.7% 2/15/42	2,000	2,247
6.65% 4/15/18	2,000	2,270
7.55% 4/15/38	2,000	2,657
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,142
Exxon Mobil Corp. 3.567% 3/6/45	6,650	6,308
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.:
3.5% 7/15/24	$ 3,800	$ 3,729
5.6% 2/15/41	3,400	3,617
8.125% 2/15/19	6,000	7,197
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,422
3.5% 9/1/23	2,000	1,929
3.95% 9/1/22	7,000	7,056
5% 3/1/43	1,000	926
5.625% 9/1/41	1,000	964
6.55% 9/15/40	3,000	3,153
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	8,299
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,334
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,019
5.125% 3/1/21	1,000	1,113
6.5% 3/1/41	1,000	1,185
Nexen, Inc. 5.875% 3/10/35	3,710	4,242
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,026
2.7% 2/15/23	6,000	5,894
3.125% 2/15/22	2,000	2,041
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,068
3.375% 10/1/22	5,000	4,797
Petro-Canada:
6.05% 5/15/18	3,650	4,101
6.8% 5/15/38	8,445	10,878
Petrobras Global Finance BV:
3% 1/15/19	2,850	2,665
4.375% 5/20/23	4,725	4,217
6.25% 3/17/24	1,900	1,887
7.25% 3/17/44	3,000	2,955
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	7,585
6.75% 1/27/41	1,675	1,567
7.875% 3/15/19	12,228	13,161
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,450
3.5% 7/18/18	5,925	6,142
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
3.5% 7/23/20 (d)	$ 11,525	$ 11,685
3.5% 1/30/23	6,725	6,498
4.875% 1/24/22	18,010	18,933
5.5% 6/27/44	8,600	8,376
6.375% 1/23/45	3,000	3,254
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,002
5.875% 5/1/42	9,500	10,739
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,071
3.95% 9/15/15	2,000	2,018
4.9% 2/15/45	1,900	1,862
5.75% 1/15/20	1,000	1,133
6.125% 1/15/17	1,795	1,926
6.65% 1/15/37	2,795	3,318
Shell International Finance BV:
1.125% 8/21/17	1,375	1,379
2.125% 5/11/20	8,300	8,335
2.375% 8/21/22	3,000	2,937
3.25% 5/11/25	4,160	4,210
4.375% 5/11/45	7,120	7,247
6.375% 12/15/38	4,200	5,435
Southwestern Energy Co. 4.05% 1/23/20	5,000	5,178
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,196
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,958
4.75% 3/15/24	4,825	5,238
Statoil ASA:
1.2% 1/17/18	5,575	5,574
1.95% 11/8/18	7,300	7,395
2.25% 11/8/19	8,000	8,122
3.7% 3/1/24	3,650	3,840
5.1% 8/17/40	2,000	2,268
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,600
6.85% 6/1/39	2,000	2,591
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	3,881
5.85% 2/1/37	2,000	1,976
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.:
4.55% 6/24/24	$ 5,675	$ 5,796
5.75% 6/24/44	1,900	1,927
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,636
Total Capital International SA:
1.55% 6/28/17	5,000	5,059
2.1% 6/19/19	4,275	4,326
2.7% 1/25/23	1,900	1,870
2.75% 6/19/21	6,000	6,108
2.875% 2/17/22	4,175	4,229
3.75% 4/10/24	2,000	2,110
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,844
3.4% 6/1/15	1,000	1,000
6.1% 6/1/40	6,700	8,039
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	6,808
Valero Energy Corp. 6.625% 6/15/37	5,420	6,403
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,441
4% 7/1/22	3,000	3,060
Williams Partners LP:
3.35% 8/15/22	2,800	2,735
3.9% 1/15/25	3,525	3,466
XTO Energy, Inc. 5.65% 4/1/16	1,189	1,239
		603,532
TOTAL ENERGY		643,396
FINANCIALS - 8.8%
Banks - 4.0%
American Express Bank FSB 6% 9/13/17	615	677
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,816
Bank of America Corp.:
2% 1/11/18	3,550	3,574
2.6% 1/15/19	3,775	3,834
2.65% 4/1/19	17,925	18,239
4% 4/1/24	9,000	9,361
4% 1/22/25	6,000	5,968
4.1% 7/24/23	7,000	7,331
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
4.2% 8/26/24	$ 8,500	$ 8,618
4.25% 10/22/26	4,000	4,017
5% 5/13/21	4,000	4,453
5.7% 1/24/22	6,250	7,235
5.75% 12/1/17	5,855	6,422
5.875% 1/5/21	6,640	7,659
6.5% 8/1/16	15,000	15,896
Bank of America NA:
5.3% 3/15/17	3,500	3,725
6% 10/15/36	2,419	2,979
Bank of Montreal:
1.4% 9/11/17	2,875	2,889
2.375% 1/25/19	3,700	3,770
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,024
4.375% 1/13/21	1,000	1,102
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,682
Barclays PLC:
2.75% 11/8/19	10,000	10,107
3.65% 3/16/25	8,525	8,344
BB&T Corp.:
1.6% 8/15/17	5,700	5,740
2.05% 6/19/18	1,900	1,926
BNP Paribas 3.6% 2/23/16	10,380	10,592
BNP Paribas SA:
2.375% 5/21/20	11,600	11,578
2.7% 8/20/18	4,900	5,042
BPCE SA:
2.25% 1/27/20	4,000	4,012
2.5% 7/15/19	12,100	12,268
4% 4/15/24	2,000	2,078
Branch Banking & Trust Co.:
1.45% 10/3/16	2,000	2,015
3.8% 10/30/26	8,000	8,300
Capital One Bank NA 3.375% 2/15/23	2,424	2,409
Capital One NA 2.4% 9/5/19	7,000	7,002
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,805
2.5% 9/26/18	750	763
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
2.5% 7/29/19	$ 7,400	$ 7,452
2.55% 4/8/19	3,700	3,750
3.375% 3/1/23	6,000	6,097
3.953% 6/15/16	1,450	1,494
5.3% 5/6/44	2,000	2,153
5.5% 9/13/25	5,000	5,563
5.875% 1/30/42	4,500	5,420
6.125% 5/15/18	1,769	1,981
6.125% 8/25/36	3,650	4,279
8.125% 7/15/39	8,000	12,007
8.5% 5/22/19	1,688	2,082
Comerica, Inc.:
3% 9/16/15	1,268	1,276
3.8% 7/22/26	3,650	3,614
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,761
1.9% 9/18/17	4,750	4,821
2.3% 3/12/20	7,550	7,584
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,828
3.75% 1/15/16	5,425	5,507
4.375% 6/15/22	14,100	15,455
Credit Suisse AG 6% 2/15/18	15,651	17,279
Credit Suisse Group Funding Guernsey Ltd. 4.875% 5/15/45 (d)	5,000	5,068
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,018
3.625% 9/9/24	3,425	3,478
Discover Bank:
2% 2/21/18	7,375	7,384
4.2% 8/8/23	7,000	7,181
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,557
4% 1/11/17	11,380	11,861
5% 4/11/22	6,170	7,048
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,708
3.625% 1/25/16	2,000	2,035
4.5% 6/1/18	824	886
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp: - continued
8.25% 3/1/38	$ 2,079	$ 3,024
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,281
5.1% 4/5/21	2,800	3,169
6.5% 9/15/37	10,500	13,061
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,606
2.625% 9/24/18	7,500	7,705
3.5% 6/23/24	7,000	7,215
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,754
Inter-American Development Bank 1.75% 4/14/22	1,875	1,849
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,215
2.125% 2/10/25	2,000	1,960
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,372
2% 8/15/17	7,000	7,087
2.25% 1/23/20	8,875	8,828
2.35% 1/28/19	23,000	23,273
3.15% 7/5/16	1,500	1,534
3.25% 9/23/22	4,000	4,039
3.375% 5/1/23	1,900	1,883
3.4% 6/24/15	10,710	10,728
3.875% 9/10/24	7,725	7,753
4.125% 12/15/26	5,875	5,916
4.35% 8/15/21	2,000	2,169
4.5% 1/24/22	13,000	14,193
4.625% 5/10/21	1,500	1,651
4.95% 6/1/45	2,550	2,578
5.5% 10/15/40	5,700	6,605
5.6% 7/15/41	1,500	1,765
6.3% 4/23/19	10,000	11,528
JPMorgan Chase Bank 6% 10/1/17	7,075	7,790
KeyBank NA 2.5% 12/15/19	4,000	4,060
KeyCorp. 3.75% 8/13/15	7,000	7,042
Lloyds Bank PLC 3.5% 5/14/25	8,600	8,637
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,823
Nordic Investment Bank 0.5% 4/14/16	8,450	8,452
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,843
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
PNC Bank NA 2.4% 10/18/19	$ 4,750	$ 4,809
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,847
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,525
6.7% 6/10/19	2,500	2,945
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,005
3.95% 11/9/22	5,300	5,417
4.5% 1/11/21	1,000	1,107
5.25% 5/24/41	3,000	3,454
Regions Bank 7.5% 5/15/18	2,000	2,307
Regions Financial Corp. 2% 5/15/18	3,650	3,650
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,621
2.3% 7/20/16	5,500	5,599
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,349
Societe Generale SA 2.625% 10/1/18	3,750	3,848
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,751
2.45% 1/16/20	5,000	5,057
2.5% 7/19/18	4,351	4,445
3.4% 7/11/24	5,725	5,819
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,042
2.5% 5/1/19	2,000	2,028
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	12,015
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,226
2.5% 7/14/16	1,200	1,225
U.S. Bancorp 4.125% 5/24/21	3,000	3,293
Wachovia Corp. 5.75% 6/15/17	2,905	3,171
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,003
2.1% 5/8/17	2,725	2,780
3.3% 9/9/24	4,625	4,651
3.45% 2/13/23	3,675	3,723
3.9% 5/1/45	4,760	4,442
4.1% 6/3/26	3,225	3,321
4.48% 1/16/24	3,816	4,096
5.375% 11/2/43	1,850	2,042
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.: - continued
5.606% 1/15/44	$ 11,380	$ 12,859
5.625% 12/11/17	5,972	6,599
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,005
2% 8/14/17	5,000	5,086
2.3% 5/26/20	3,000	3,001
4.875% 11/19/19	3,700	4,155
Zions Bancorp. 4.5% 6/13/23	207	216
		820,801
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,683
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,181
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,000
3.5% 3/18/24	2,900	3,011
4.25% 5/24/21	6,500	7,181
Deutsche Bank AG 4.5% 4/1/25	3,000	2,928
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,899
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,908
2.85% 3/30/25	3,800	3,730
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,099
2.55% 10/23/19	11,000	11,066
2.625% 1/31/19	12,850	13,093
2.9% 7/19/18	2,800	2,882
3.5% 1/23/25	5,000	4,948
3.625% 2/7/16	5,000	5,094
3.625% 1/22/23	9,000	9,160
3.85% 7/8/24	3,800	3,872
5.25% 7/27/21	4,500	5,075
5.625% 1/15/17	7,000	7,452
5.75% 1/24/22	4,300	4,952
5.95% 1/18/18	3,000	3,316
6% 6/15/20	1,650	1,904
6.15% 4/1/18	7,451	8,314
6.75% 10/1/37	14,860	18,176
Lazard Group LLC:
4.25% 11/14/20	2,650	2,812
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC: - continued
6.85% 6/15/17	$ 828	$ 908
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,459
6.875% 4/25/18	6,991	7,962
Merrill Lynch &Co., Inc. 7.75% 5/14/38	4,175	5,697
Morgan Stanley:
2.125% 4/25/18	8,000	8,063
2.375% 7/23/19	7,550	7,587
2.5% 1/24/19	6,000	6,074
2.65% 1/27/20	11,000	11,110
3.7% 10/23/24	6,000	6,101
3.75% 2/25/23	6,775	6,982
3.875% 4/29/24	9,000	9,251
3.95% 4/23/27	5,210	5,076
4.3% 1/27/45	2,000	1,929
5.45% 1/9/17	236	251
5.5% 7/28/21	3,400	3,893
5.625% 9/23/19	2,000	2,261
5.75% 1/25/21	5,000	5,770
5.95% 12/28/17	5,745	6,347
6.375% 7/24/42	2,900	3,678
6.625% 4/1/18	5,055	5,718
7.25% 4/1/32	1,000	1,344
7.3% 5/13/19	3,000	3,555
State Street Corp. 2.875% 3/7/16	3,340	3,398
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,018
5.45% 5/15/19	2,000	2,263
UBS AG Stamford Branch:
5.75% 4/25/18	830	925
5.875% 12/20/17	2,034	2,248
		265,604
Consumer Finance - 1.5%
American Express Co.:
4.05% 12/3/42	6,975	6,573
7% 3/19/18	5,750	6,575
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,906
2.75% 9/15/15	5,000	5,031
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp. 4.75% 7/15/21	$ 4,000	$ 4,419
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,651
2% 3/5/20	3,900	3,909
2.1% 6/9/19	1,600	1,618
2.25% 12/1/19	6,600	6,705
2.75% 6/24/15	1,500	1,502
2.85% 6/1/22	4,000	4,036
Discover Financial Services:
5.2% 4/27/22	1,000	1,094
6.45% 6/12/17	2,263	2,475
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,443
2.5% 1/15/16	3,750	3,787
2.875% 10/1/18	1,575	1,613
3% 6/12/17	3,000	3,077
3.219% 1/9/22	3,500	3,524
4.25% 2/3/17	7,600	7,963
4.25% 9/20/22	1,800	1,913
4.375% 8/6/23	4,000	4,264
5.875% 8/2/21	11,375	13,174
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,565
2.25% 11/9/15	6,228	6,279
2.95% 5/9/16	11,691	11,950
3.5% 6/29/15	12,081	12,111
4.65% 10/17/21	7,000	7,863
5.625% 9/15/17	7,044	7,737
5.625% 5/1/18	15,000	16,774
5.875% 1/14/38	15,625	19,530
6.15% 8/7/37	1,900	2,451
6.375% 11/15/67 (g)	9,000	9,810
6.875% 1/10/39	4,000	5,578
HSBC Finance Corp. 5.5% 1/19/16	11,200	11,532
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,553
1.3% 3/12/18	3,675	3,678
1.95% 12/13/18	4,825	4,894
1.95% 3/4/19	9,600	9,676
2.05% 3/10/20	7,675	7,708
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
John Deere Capital Corp.: - continued
2.25% 4/17/19	$ 10,250	$ 10,429
2.8% 1/27/23	5,000	4,992
Synchrony Financial:
2.7% 2/3/20	8,000	8,007
3% 8/15/19	5,675	5,776
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,753
2.05% 1/12/17	9,000	9,189
2.1% 1/17/19	6,000	6,067
2.125% 7/18/19	10,400	10,517
2.15% 3/12/20	6,750	6,792
2.75% 5/17/21	2,600	2,666
		303,129
Diversified Financial Services - 0.5%
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,214
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,624
4.5% 2/11/43	2,000	2,086
CME Group, Inc. 5.3% 9/15/43	2,800	3,282
Export Development Canada 1% 6/15/18	5,290	5,281
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,815
ING U.S., Inc. 5.7% 7/15/43	3,750	4,421
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,809
4% 10/15/23	3,750	3,989
International Finance Corp. 2.25% 4/11/16	5,700	5,792
KfW:
1% 1/26/18	11,500	11,511
1.75% 10/15/19	15,575	15,750
2% 5/2/25	3,825	3,734
2.5% 11/20/24	10,425	10,654
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,040
Ontario Province 2% 1/30/19	5,000	5,101
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,832
		98,935
Insurance - 0.7%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,437
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.:
3.375% 8/15/20	$ 5,775	$ 6,005
4.5% 7/16/44	8,875	8,827
4.875% 6/1/22	9,000	10,029
5.05% 10/1/15	3,000	3,044
5.85% 1/16/18	2,000	2,215
6.4% 12/15/20	2,900	3,464
Aon Corp. 3.125% 5/27/16	8,000	8,174
Aon PLC:
3.5% 6/14/24	2,000	2,009
4% 11/27/23	3,000	3,135
4.6% 6/14/44	1,600	1,587
4.75% 5/15/45	5,880	5,947
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,325
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,087
2.35% 9/10/19	3,850	3,885
2.35% 3/6/20	4,750	4,762
2.55% 10/15/18	5,800	5,919
3.5% 6/3/24	1,900	1,926
4.05% 10/15/23	6,775	7,173
MetLife, Inc.:
4.125% 8/13/42	3,900	3,766
4.721% 12/15/44	5,000	5,266
5% 6/15/15	1,153	1,155
5.875% 2/6/41	2,400	2,955
7.717% 2/15/19	9,000	10,826
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,985
5.1% 8/15/43	4,000	4,243
5.4% 6/13/35	447	494
5.5% 3/15/16	421	437
5.625% 5/12/41	2,000	2,253
5.7% 12/14/36	380	435
6.2% 11/15/40	2,400	2,883
7.375% 6/15/19	3,000	3,595
8.875% 6/15/38 (g)	2,944	3,453
The Chubb Corp.:
5.75% 5/15/18	4,175	4,701
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.: - continued
6.5% 5/15/38	$ 3,510	$ 4,737
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,911
		159,045
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,783
3.9% 6/15/23	5,650	5,727
American Tower Corp. 3.4% 2/15/19	7,475	7,714
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,890
4.125% 5/15/21	2,100	2,278
DDR Corp.:
3.375% 5/15/23	2,825	2,772
4.625% 7/15/22	1,900	2,035
Duke Realty LP:
3.625% 4/15/23	2,750	2,780
3.75% 12/1/24	5,750	5,837
5.95% 2/15/17	630	677
6.5% 1/15/18	1,000	1,122
ERP Operating LP:
2.375% 7/1/19	5,750	5,810
3% 4/15/23	1,875	1,861
4.625% 12/15/21	5,700	6,288
Federal Realty Investment Trust 3% 8/1/22	4,750	4,743
HCP, Inc. 3.875% 8/15/24	7,575	7,590
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,502
3.75% 3/15/23	8,660	8,758
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,300
6.65% 1/15/18	612	660
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,177
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (d)	4,750	4,746
4.5% 4/1/27 (d)	9,500	9,330
Simon Property Group LP:
2.8% 1/30/17	4,700	4,823
4.125% 12/1/21	3,200	3,500
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
5.65% 2/1/20	$ 4,300	$ 4,957
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,762
		108,422
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	3,109
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,822
Liberty Property LP:
3.375% 6/15/23	2,775	2,720
3.75% 4/1/25	4,750	4,722
4.4% 2/15/24	7,425	7,787
4.75% 10/1/20	1,000	1,086
5.5% 12/15/16	1,000	1,059
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,841
3.15% 5/15/23	4,700	4,215
4.5% 4/18/22	4,210	4,207
Regency Centers LP:
5.25% 8/1/15	2,113	2,128
5.875% 6/15/17	1,046	1,137
Tanger Properties LP:
3.75% 12/1/24	6,500	6,554
6.125% 6/1/20	4,408	5,086
Ventas Realty LP:
3.5% 2/1/25	4,000	3,930
4.375% 2/1/45	3,000	2,845
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,795
		63,043
TOTAL FINANCIALS		1,818,979
HEALTH CARE - 2.3%
Biotechnology - 0.2%
Amgen, Inc.:
2.2% 5/22/19	11,425	11,480
2.5% 11/15/16	2,000	2,041
3.125% 5/1/25	2,000	1,946
3.875% 11/15/21	9,600	10,206
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.: - continued
5.15% 11/15/41	$ 11,150	$ 11,882
5.85% 6/1/17	2,928	3,189
		40,744
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.:
1.85% 6/15/18	8,000	8,059
4.5% 8/15/19	3,000	3,288
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,943
4.685% 12/15/44	10,180	10,320
Medtronic, Inc.:
2.5% 3/15/20 (d)	15,100	15,307
4.625% 3/15/45 (d)	10,425	10,814
		53,731
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,967
4.125% 6/1/21	7,000	7,558
4.125% 11/15/42	4,411	4,323
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,753
4.35% 11/1/42	2,000	1,886
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,344
Cigna Corp. 4% 2/15/22	4,600	4,906
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,873
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,795
3.9% 2/15/22	10,400	10,815
6.125% 11/15/41	3,000	3,648
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,385
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,959
McKesson Corp.:
0.95% 12/4/15	2,850	2,853
1.4% 3/15/18	4,725	4,703
3.796% 3/15/24	5,000	5,154
4.883% 3/15/44	5,000	5,264
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,012
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	2,855
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
New York & Presbyterian Hospital 4.024% 8/1/45	$ 3,500	$ 3,287
NYU Hospitals Center 4.784% 7/1/44	7,600	7,760
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,244
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,850
2.3% 12/15/19	8,625	8,768
2.875% 12/15/21	2,575	2,614
4.375% 3/15/42	11,800	11,885
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,578
1.875% 1/15/18	2,000	2,011
3.3% 1/15/23	2,000	2,003
4.625% 5/15/42	2,600	2,591
4.65% 1/15/43	2,000	2,032
5.8% 8/15/40	4,000	4,747
		131,423
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,870
4.15% 2/1/24	4,379	4,589
5.3% 2/1/44	5,820	6,500
		13,959
Pharmaceuticals - 1.1%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,711
1.75% 11/6/17	5,700	5,720
2.5% 5/14/20	7,100	7,095
2.9% 11/6/22	5,700	5,603
3.6% 5/14/25	9,000	9,053
4.4% 11/6/42	4,775	4,613
4.7% 5/14/45	8,980	9,082
Actavis Funding SCS:
3% 3/12/20	22,800	23,088
3.45% 3/15/22	18,025	18,156
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,983
6.45% 9/15/37	3,250	4,263
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,438
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	$ 8,585	$ 9,641
6.375% 5/15/38	7,218	9,340
Johnson & Johnson:
4.5% 12/5/43	6,625	7,300
4.85% 5/15/41	4,260	4,977
Merck & Co., Inc.:
1.3% 5/18/18	7,000	7,016
1.85% 2/10/20	9,000	8,984
2.25% 1/15/16	1,000	1,011
2.4% 9/15/22	2,000	1,971
3.6% 9/15/42	2,000	1,878
3.7% 2/10/45	3,400	3,152
3.875% 1/15/21	1,000	1,085
5% 6/30/19	5,970	6,713
Mylan, Inc. 1.35% 11/29/16	5,295	5,291
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,701
3.7% 9/21/42	2,825	2,729
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,633
4% 11/15/23	5,000	5,144
Perrigo Finance PLC 4.9% 12/15/44	3,089	3,109
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,628
7.2% 3/15/39	5,400	7,627
Sanofi SA 1.25% 4/10/18	7,550	7,556
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,133
3.25% 10/1/22	3,000	2,959
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,000
3.25% 2/1/23	5,000	4,892
4.7% 2/1/43	5,000	4,895
		224,170
TOTAL HEALTH CARE		464,027
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	$ 4,500	$ 4,575
General Dynamics Corp. 2.25% 7/15/16	2,400	2,447
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,698
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,049
4.85% 9/15/41	2,700	2,913
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,904
3.85% 4/15/45	1,875	1,708
4.75% 6/1/43	4,000	4,172
Raytheon Co.:
3.125% 10/15/20	2,000	2,090
3.15% 12/15/24	8,900	9,063
4.875% 10/15/40	1,000	1,105
The Boeing Co.:
2.5% 3/1/25	4,600	4,466
6% 3/15/19	1,000	1,154
6.875% 3/15/39	3,300	4,727
United Technologies Corp.:
3.1% 6/1/22	2,875	2,951
4.5% 4/15/20	4,000	4,451
4.5% 6/1/42	7,380	7,628
5.7% 4/15/40	2,000	2,419
6.125% 2/1/19	4,000	4,599
		72,119
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,369
3.2% 2/1/25	3,820	3,780
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,213
		18,362
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,434	3,690
Continental Airlines, Inc.:
4% 4/29/26	4,333	4,490
6.648% 3/15/19	751	778
6.9% 7/2/19	320	337
		9,295
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
3.2% 3/15/25	$ 11,275	$ 11,072
5.5% 9/15/19	4,000	4,519
Waste Management, Inc. 2.9% 9/15/22	6,675	6,652
		22,243
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,914
Covidien International Finance SA:
2.95% 6/15/23	3,000	2,986
3.2% 6/15/22	2,150	2,206
6% 10/15/17	2,902	3,219
6.55% 10/15/37	4,250	5,645
Danaher Corp. 3.9% 6/23/21	2,900	3,138
General Electric Co.:
3.375% 3/11/24	5,500	5,741
4.5% 3/11/44	8,500	8,998
5.25% 12/6/17	18,540	20,355
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,681
		61,883
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,984
5.3% 9/15/35	7,000	8,011
Deere & Co. 5.375% 10/16/29	1,000	1,201
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,117
4.65% 11/1/44	6,000	5,970
		26,283
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,561
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,800
3.05% 3/15/22	10,000	10,191
4.15% 4/1/45	1,700	1,615
4.375% 9/1/42	4,500	4,497
4.55% 9/1/44	3,000	3,039
4.9% 4/1/44	4,000	4,323
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,122
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.:
3.4% 8/1/24	$ 4,625	$ 4,708
3.95% 5/1/50	2,000	1,838
4.1% 3/15/44	6,775	6,420
7.375% 2/1/19	10,000	11,872
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,563
3.25% 12/1/21	5,000	5,165
3.95% 10/1/42	1,900	1,785
5.75% 1/15/16	10,000	10,284
Union Pacific Corp. 4.75% 9/15/41	2,800	3,068
		89,851
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	3,820	3,849
TOTAL INDUSTRIALS		303,885
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	2,000	2,221
4.95% 2/15/19	3,479	3,887
5.9% 2/15/39	12,416	15,079
		21,187
Electronic Equipment & Components - 0.1%
Corning, Inc. 4.75% 3/15/42	5,000	5,299
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,029
2.375% 12/17/18	3,000	3,047
3.45% 8/1/24	3,650	3,718
6.55% 10/1/17	2,338	2,606
7.125% 10/1/37	2,475	3,329
		23,028
Internet Software & Services - 0.0%
Google, Inc. 3.625% 5/19/21	3,780	4,096
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,351
1.95% 7/22/16	1,500	1,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.: - continued
3.625% 2/12/24	$ 10,000	$ 10,337
7.625% 10/15/18	13,000	15,559
Xerox Corp.:
2.75% 3/15/19	5,000	5,099
4.5% 5/15/21	4,000	4,312
5.625% 12/15/19	1,000	1,127
		49,305
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.3% 10/1/21	15,000	15,846
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,759
		19,605
Software - 0.5%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,028
2.7% 2/12/25	17,175	16,789
3.625% 12/15/23	26,150	27,779
4.2% 6/1/19	2,000	2,205
5.3% 2/8/41	1,500	1,750
Oracle Corp.:
2.25% 10/8/19	4,725	4,790
2.5% 5/15/22	9,600	9,455
3.4% 7/8/24	4,725	4,838
4.3% 7/8/34	3,875	3,923
5.375% 7/15/40	12,500	14,016
5.75% 4/15/18	7,400	8,292
		95,865
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.1% 5/6/19	6,475	6,591
2.7% 5/13/22	6,650	6,691
3.2% 5/13/25	10,490	10,581
3.85% 5/4/43	13,000	12,147
Hewlett-Packard Co.:
3.3% 12/9/16	5,250	5,405
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.: - continued
4.3% 6/1/21	$ 2,780	$ 2,944
6% 9/15/41	1,500	1,574
		45,933
TOTAL INFORMATION TECHNOLOGY		259,019
MATERIALS - 1.3%
Chemicals - 0.6%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,090
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,873
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,282
4.15% 2/15/43	4,000	3,958
4.625% 1/15/20	3,000	3,334
Ecolab, Inc.:
1% 8/9/15	4,750	4,754
1.45% 12/8/17	6,650	6,628
2.25% 1/12/20	3,775	3,772
5.5% 12/8/41	3,000	3,447
Lubrizol Corp. 8.875% 2/1/19	919	1,136
LYB International Finance BV:
4% 7/15/23	5,625	5,904
4.875% 3/15/44	5,850	5,873
LyondellBasell Industries NV 5% 4/15/19	3,000	3,288
Monsanto Co.:
2.125% 7/15/19	7,458	7,464
2.75% 7/15/21	6,357	6,335
2.85% 4/15/25	3,825	3,647
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,972
3.75% 9/30/15	2,000	2,020
4.875% 3/30/20	1,500	1,668
5.625% 12/1/40	1,800	2,147
Praxair, Inc.:
2.2% 8/15/22	2,000	1,947
2.45% 2/15/22	4,650	4,598
3.25% 9/15/15	3,200	3,227
3.55% 11/7/42	2,000	1,805
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.:
3% 11/15/22	$ 4,900	$ 4,884
4.125% 11/15/21	7,700	8,232
8.55% 5/15/19	2,358	2,897
9.4% 5/15/39	3,000	4,670
The Mosaic Co. 5.625% 11/15/43	3,750	4,193
		115,045
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,514
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,922
5.25% 4/1/42	4,500	4,160
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,224
2.875% 2/24/22	9,300	9,301
5% 9/30/43	3,000	3,219
6.5% 4/1/19	2,500	2,920
Freeport-McMoRan, Inc.:
2.375% 3/15/18	10,425	10,382
3.1% 3/15/20	3,800	3,803
3.55% 3/1/22	5,125	4,839
3.875% 3/15/23	2,000	1,879
5.45% 3/15/43	3,000	2,618
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,095
6.25% 10/1/39	1,600	1,614
Nucor Corp.:
4% 8/1/23	3,000	3,112
5.2% 8/1/43	4,000	4,254
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,220
3.75% 9/20/21	3,200	3,348
6.5% 7/15/18	1,398	1,595
7.125% 7/15/28	2,000	2,595
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,030
2.875% 8/21/22	6,000	5,929
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,591
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Southern Copper Corp.: - continued
5.25% 11/8/42	$ 5,775	$ 5,185
Teck Resources Ltd.:
4.75% 1/15/22	3,850	3,771
5.2% 3/1/42	5,200	4,181
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,203
5.625% 9/15/19	6,210	6,649
6.25% 1/23/17	9,395	10,012
		131,651
Paper & Forest Products - 0.1%
International Paper Co.:
3.65% 6/15/24	4,725	4,747
3.8% 1/15/26	2,880	2,890
4.75% 2/15/22	11,500	12,649
		20,286
TOTAL MATERIALS		270,496
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.4% 8/15/16	12,800	12,985
2.45% 6/30/20	5,360	5,305
3.4% 5/15/25	9,270	8,981
4.35% 6/15/45	24,760	22,170
5.55% 8/15/41	7,300	7,696
5.8% 2/15/19	4,000	4,512
6.3% 1/15/38	838	951
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	167
British Telecommunications PLC:
2% 6/22/15	7,000	7,006
9.625% 12/15/30	4,515	7,096
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,157
Orange SA:
2.125% 9/16/15	1,000	1,004
5.375% 7/8/19	4,000	4,506
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,928
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones S.A.U.: - continued
5.462% 2/16/21	$ 2,700	$ 3,055
5.877% 7/15/19	2,000	2,279
6.421% 6/20/16	1,151	1,215
7.045% 6/20/36	2,600	3,350
Verizon Communications, Inc.:
2% 11/1/16	9,600	9,733
4.272% 1/15/36 (d)	24,278	22,526
4.4% 11/1/34	3,775	3,618
4.5% 9/15/20	23,600	25,725
4.75% 11/1/41	1,000	974
5.012% 8/21/54	12,557	11,875
6.25% 4/1/37	3,121	3,644
6.35% 4/1/19	6,000	6,909
6.55% 9/15/43	12,516	15,134
6.9% 4/15/38	6,025	7,563
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,505
		211,569
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,298
6.125% 11/15/37	8,365	10,029
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,056
5.45% 10/1/43	5,775	6,387
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,956
1.5% 2/19/18	7,700	7,653
2.5% 9/26/22	3,000	2,747
2.95% 2/19/23	6,900	6,481
5.45% 6/10/19	6,000	6,709
		54,316
TOTAL TELECOMMUNICATION SERVICES		265,885
UTILITIES - 2.0%
Electric Utilities - 1.4%
Alabama Power Co.:
3.75% 3/1/45	1,000	942
4.15% 8/15/44	4,650	4,706
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Alabama Power Co.: - continued
5.2% 6/1/41	$ 3,850	$ 4,497
AmerenUE:
3.9% 9/15/42	3,700	3,668
6.4% 6/15/17	2,959	3,273
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,008
2.95% 12/15/22	4,000	3,968
Appalachian Power Co. 4.45% 6/1/45	6,000	6,006
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,955
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,388
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,757
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,444
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,113
3.4% 9/1/21	1,000	1,053
3.7% 3/1/45	3,100	2,929
5.8% 3/15/18	9,945	11,128
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,786
Detroit Edison Co. 2.65% 6/15/22	8,000	7,983
Duke Energy Carolinas LLC:
3.75% 6/1/45	2,000	1,903
4% 9/30/42	3,750	3,695
5.25% 1/15/18	4,355	4,808
6% 1/15/38	3,450	4,432
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,736
3.75% 4/15/24	6,000	6,262
3.95% 10/15/23	2,443	2,591
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,825
4.375% 3/30/44	2,000	2,102
Edison International 3.75% 9/15/17	3,000	3,163
Florida Power & Light Co.:
3.25% 6/1/24	4,725	4,849
4.05% 10/1/44	5,419	5,420
Hydro-Quebec:
1.375% 6/19/17	1,000	1,009
2% 6/30/16	7,310	7,420
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,811
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Mississippi Power Co. 4.25% 3/15/42	$ 1,840	$ 1,753
Nevada Power Co. 6.5% 8/1/18	1,555	1,790
Northern States Power Co.:
3.4% 8/15/42	2,000	1,827
4.125% 5/15/44	4,500	4,656
5.25% 3/1/18	10,500	11,525
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,897
3.75% 8/15/42	5,900	5,618
5.4% 1/15/40	4,000	4,638
PacifiCorp:
3.6% 4/1/24	4,000	4,234
6% 1/15/39	6,193	7,912
Pennsylvania Electric Co. 6.05% 9/1/17	757	829
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,043
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,703
4.2% 6/15/22	2,000	2,131
4.7% 6/1/43	1,800	1,895
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,890
6% 12/1/39	5,200	6,587
Public Service Co. of Colorado 2.9% 5/15/25	11,000	10,983
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,640
4% 6/1/44	5,000	5,050
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,481
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,054
6.55% 5/15/36	5,500	7,290
TECO Finance, Inc. 4% 3/15/16	2,875	2,949
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,044
3.45% 2/15/24	2,750	2,868
4.2% 5/15/45	2,400	2,400
4.45% 2/15/44	2,750	2,882
5% 6/30/19	5,000	5,609
6% 5/15/37	2,000	2,513
Wisconsin Electric Power Co.:
4.25% 6/1/44	4,700	4,881
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Wisconsin Electric Power Co.: - continued
6.25% 12/1/15	$ 2,983	$ 3,067
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,121
		278,390
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,936
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	469
		2,405
Multi-Utilities - 0.6%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,750
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,273
CMS Energy Corp. 4.875% 3/1/44	5,000	5,421
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,220
4.45% 3/15/44	8,000	8,277
5.5% 12/1/39	2,500	2,956
Consumers Energy Co. 2.85% 5/15/22	6,650	6,715
Delmarva Power & Light 4% 6/1/42	4,000	3,999
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,004
2.5% 12/1/19	6,700	6,773
2.5731% 9/30/66 (g)	1,000	920
4.9% 8/1/41	2,000	2,110
7.5% 6/30/66 (g)	1,000	1,010
MidAmerican Energy Holdings, Co.:
4.5% 2/1/45	3,000	3,049
5.15% 11/15/43	1,650	1,844
5.75% 4/1/18	3,750	4,173
6.5% 9/15/37	7,605	9,508
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,818
5.45% 9/15/20	5,111	5,850
6.25% 12/15/40	2,453	3,028
6.4% 3/15/18	1,532	1,732
PG&E Corp. 2.4% 3/1/19	2,406	2,431
Puget Energy, Inc. 3.65% 5/15/25 (d)	8,070	8,118
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,084
Sempra Energy:
2.4% 3/15/20	12,406	12,471
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 3,000	$ 2,976
4.05% 12/1/23	5,000	5,296
6% 10/15/39	1,000	1,234
6.5% 6/1/16	3,000	3,169
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,228	4,075
		122,284
TOTAL UTILITIES		403,079
TOTAL NONCONVERTIBLE BONDS (Cost $4,954,877)		5,174,129
U.S. Government and Government Agency Obligations - 40.8%

U.S. Government Agency Obligations - 2.9%
Fannie Mae:
0.5% 3/30/16	28,500	28,538
0.875% 10/26/17	32,907	32,922
1.5% 6/22/20	2,690	2,675
1.625% 1/21/20	10,000	10,032
1.75% 11/26/19	9,606	9,710
1.875% 9/18/18	15,050	15,419
2.625% 9/6/24	4,000	4,082
5% 3/15/16	28,200	29,234
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,390
0.875% 5/24/17	15,825	15,895
1% 6/21/17	35,300	35,536
1.125% 4/25/18	54,675	54,929
5% 11/17/17	33,300	36,660
5.5% 7/15/36	1,500	2,008
Freddie Mac:
0.5% 5/13/16	30,000	30,036
0.875% 10/14/16	24,375	24,498
1% 6/29/17	2,660	2,677
1% 9/29/17	32,075	32,194
1.375% 5/1/20	14,000	13,906
1.75% 9/10/15	20,385	20,480
2.375% 1/13/22	13,000	13,329
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
3.75% 3/27/19	$ 2,300	$ 2,507
4.875% 6/13/18	66,960	74,714
6.25% 7/15/32	7,700	11,033
6.75% 3/15/31	26,000	38,319
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,069
5.375% 4/1/56	5,395	6,819
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		601,611
U.S. Treasury Obligations - 37.9%
U.S. Treasury Bonds:
2.5% 2/15/45	45,530	41,930
3% 11/15/44	47,165	48,171
3.125% 8/15/44	48,370	50,603
3.375% 5/15/44	72,390	79,267
3.5% 2/15/39	8,315	9,277
3.625% 8/15/43	26,640	30,490
3.625% 2/15/44	67,570	77,357
3.75% 11/15/43	44,780	52,414
3.875% 8/15/40	30,080	35,671
4.25% 5/15/39	26,000	32,455
4.25% 11/15/40	811	1,018
4.375% 2/15/38	8,200	10,419
4.375% 11/15/39	100	127
4.375% 5/15/40	8,000	10,213
4.375% 5/15/41	57,765	74,124
4.5% 2/15/36	34,680	44,889
4.5% 5/15/38	15,000	19,372
4.5% 8/15/39	39,000	50,496
4.625% 2/15/40	21,500	28,385
4.75% 2/15/37	9,420	12,586
4.75% 2/15/41	54,830	74,093
5% 5/15/37	11,000	15,191
5.375% 2/15/31	53,470	73,500
6.25% 5/15/30	86,360	127,347
8.75% 5/15/17	8,000	9,266
8.875% 8/15/17	5,000	5,896
8.875% 2/15/19	6,960	8,920
9% 11/15/18	4,000	5,078
9.125% 5/15/18	3,000	3,721
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.25% 8/15/15	$ 31,845	$ 31,857
0.25% 12/15/15	3	3
0.375% 10/31/16	9,870	9,860
0.5% 8/31/16	39,100	39,152
0.5% 2/28/17	56,690	56,663
0.5% 3/31/17	31,130	31,094
0.5% 4/30/17 (c)	64,360	64,259
0.625% 8/15/16	37,000	37,107
0.625% 11/15/16	18,700	18,745
0.625% 12/15/16	122,260	122,518
0.625% 2/15/17	176,910	177,159
0.625% 5/31/17	115,140	115,176
0.75% 1/15/17	7,700	7,732
0.75% 3/15/17	66,400	66,644
0.75% 4/15/18	126,660	126,066
0.875% 9/15/16	15,010	15,099
0.875% 11/30/16	71,530	71,960
0.875% 12/31/16	12,063	12,138
0.875% 1/31/17	26,650	26,804
0.875% 2/28/17	109,294	109,943
0.875% 4/15/17	146,720	147,534
0.875% 5/15/17	49,260	49,529
0.875% 6/15/17	112,340	112,928
0.875% 7/15/17	100,740	101,228
0.875% 8/15/17	82,420	82,761
0.875% 10/15/17	206,880	207,462
0.875% 11/15/17	33,950	34,030
0.875% 1/15/18	8,670	8,678
1% 8/31/16	100,010	100,776
1% 9/30/16	46,030	46,386
1% 10/31/16	86,750	87,414
1% 3/31/17	45,115	45,478
1% 9/15/17	64,200	64,601
1% 12/15/17	112,860	113,407
1% 2/15/18	96,230	96,568
1% 3/15/18	56,600	56,759
1.125% 4/30/20	177,430	174,464
1.25% 8/31/15	74,230	74,450
1.25% 10/31/18	45,190	45,405
1.25% 11/30/18	47,480	47,688
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 1/31/19	$ 14,670	$ 14,709
1.25% 1/31/20	17,545	17,397
1.375% 6/30/18	31,800	32,173
1.375% 7/31/18	1,175	1,188
1.375% 9/30/18	126,860	128,099
1.375% 2/28/19	98,500	99,108
1.375% 1/31/20	20,920	20,871
1.375% 2/29/20	59,520	59,325
1.375% 3/31/20	16,530	16,465
1.375% 4/30/20 (c)	55,840	55,561
1.5% 6/30/16	84,550	85,613
1.5% 7/31/16	31,340	31,754
1.5% 8/31/18	252,040	255,643
1.5% 12/31/18	4,060	4,109
1.5% 1/31/19	37,180	37,610
1.5% 2/28/19	32,250	32,600
1.5% 3/31/19	12,800	12,932
1.5% 10/31/19	36,700	36,884
1.5% 11/30/19	51,090	51,325
1.5% 5/31/20	77,210	77,276
1.5% 1/31/22	4,370	4,272
1.625% 4/30/19	4,980	5,052
1.625% 7/31/19	43,010	43,538
1.625% 8/31/19	100,350	101,542
1.625% 12/31/19	8,990	9,073
1.75% 5/31/16	6,670	6,765
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,413
1.75% 10/31/20	9,960	10,032
1.75% 3/31/22	117,000	116,177
1.75% 4/30/22	15,910	15,789
1.875% 9/30/17	11,325	11,621
1.875% 10/31/17	40,860	41,942
1.875% 6/30/20	24,290	24,707
1.875% 11/30/21	81,260	81,552
1.875% 5/31/22	78,890	78,927
2% 11/30/20	31,910	32,536
2% 2/28/21	26,380	26,850
2% 5/31/21	40,290	40,910
2% 8/31/21	108,300	109,721
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 10/31/21	$ 29,700	$ 30,055
2% 2/15/25 (c)	60,060	59,464
2.125% 2/29/16	134,950	136,890
2.125% 8/31/20	49,753	51,141
2.125% 1/31/21	3,060	3,136
2.125% 6/30/21	7,260	7,418
2.125% 8/15/21	90,750	92,650
2.125% 9/30/21	43,640	44,516
2.125% 12/31/21	19,320	19,681
2.125% 5/15/25	57,080	57,116
2.25% 3/31/16	54,000	54,894
2.25% 11/30/17	11,000	11,400
2.25% 4/30/21	42,310	43,589
2.25% 7/31/21	31,690	32,613
2.25% 11/15/24	85,930	86,930
2.375% 8/15/24	78,790	80,643
2.5% 8/15/23	97,170	100,973
2.5% 5/15/24	95,500	98,850
2.625% 2/29/16	13,600	13,845
2.625% 4/30/18	10,200	10,700
2.625% 8/15/20	141,000	148,480
2.625% 11/15/20	94,180	99,110
2.75% 11/30/16	25,000	25,852
2.75% 12/31/17	3,000	3,147
2.75% 11/15/23	102,790	108,708
2.75% 2/15/24	135,610	143,270
3% 8/31/16	12,402	12,800
3% 9/30/16	22,000	22,753
3.125% 10/31/16	23,900	24,798
3.125% 5/15/21	50,876	54,930
3.25% 5/31/16	14,200	14,615
3.25% 12/31/16	25,000	26,082
3.375% 11/15/19	27,740	30,117
3.5% 2/15/18	4,000	4,283
3.5% 5/15/20	81,800	89,641
3.625% 2/15/20	59,600	65,574
3.625% 2/15/21	39,800	44,054
3.875% 5/15/18	8,000	8,687
4% 8/15/18	22,000	24,095
4.25% 11/15/17	16,000	17,349
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 5/15/17	$ 13,000	$ 13,981
4.625% 11/15/16	15,000	15,905
4.625% 2/15/17	14,000	14,973
5.125% 5/15/16	13,100	13,700
TOTAL U.S. TREASURY OBLIGATIONS		7,776,280
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,113,996)		8,377,891
U.S. Government Agency - Mortgage Securities - 29.0%

Fannie Mae - 17.4%
2.039% 11/1/34 (g)	12,512	13,193
2.41% 11/1/34 (g)	991	1,056
2.5% 3/1/27 to 8/1/43	271,338	277,369
2.5% 6/1/30 (f)	10,000	10,217
3% 11/1/20 to 3/1/45	705,933	723,761
3% 6/1/30 (f)	10,000	10,444
3% 6/1/45 (f)	25,000	25,320
3% 6/1/45 (f)	12,000	12,154
3% 6/1/45 (f)	33,000	33,423
3.125% 4/1/41 (g)	7,457	7,980
3.5% 10/1/18 to 2/1/45	665,984	698,950
3.5% 6/1/30 (f)	1,000	1,061
3.5% 6/1/30 (f)	1,000	1,061
3.5% 6/1/45 (f)	88,000	91,905
3.5% 6/1/45 (f)	27,000	28,198
3.5% 7/1/45 (f)	27,000	28,119
3.5% 7/1/45 (f)	88,000	91,647
3.5% 7/1/45 (f)	30,000	31,243
4% 10/1/15 to 3/1/45	675,355	723,405
4% 6/1/45 (f)	8,000	8,541
4% 6/1/45 (f)	10,000	10,677
4% 6/1/45 (f)	8,000	8,541
4.5% 1/1/19 to 12/1/44	268,052	291,604
4.5% 6/1/45 (f)	8,000	8,698
4.5% 6/1/45 (f)	1,000	1,087
5% 12/1/20 to 11/1/44	162,966	180,997
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 6/1/45 (f)	$ 2,000	$ 2,225
5.5% 8/1/17 to 9/1/41	111,370	126,213
5.5% 6/1/45 (f)	1,000	1,132
6% 2/1/23 to 7/1/41	77,675	88,745
6.5% 3/1/22 to 6/1/40	28,136	32,579
TOTAL FANNIE MAE		3,571,545
Freddie Mac - 3.9%
1.952% 3/1/36 (g)	6,141	6,430
2.354% 12/1/35 (g)	5,450	5,825
2.46% 9/1/37 (g)	1,636	1,753
2.472% 3/1/35 (g)	2,227	2,381
2.5% 5/1/23 to 10/1/29	47,247	48,376
3% 3/1/27 to 1/1/45	159,387	163,507
3.5% 9/1/18 to 9/1/43	151,553	158,893
3.5% 6/1/45 (f)	2,400	2,502
4% 3/1/26 to 10/1/44	114,641	122,827
4.5% 6/1/25 to 12/1/44	141,765	154,329
5% 4/1/23 to 9/1/40	74,198	82,510
5.5% 5/1/23 to 6/1/41	43,041	48,628
6% 4/1/32 to 8/1/37	2,002	2,301
6.5% 8/1/36 to 12/1/37	776	895
TOTAL FREDDIE MAC		801,157
Ginnie Mae - 7.7%
2.5% 10/20/42 to 3/20/44	8,320	8,212
3% 4/15/42 to 3/20/45	244,188	250,668
3% 6/1/45 (f)	14,000	14,334
3% 6/1/45 (f)	10,100	10,341
3% 6/1/45 (f)	14,000	14,334
3.5% 10/15/40 to 2/20/45	253,475	266,279
3.5% 6/1/45 (f)	76,200	79,988
3.5% 6/1/45	89,900	94,369
3.5% 6/1/45 (f)	18,000	18,895
3.5% 7/1/45 (f)	76,200	79,768
4% 1/15/25 to 9/15/44	204,574	219,543
4% 6/1/45 (f)	102,800	109,458
4% 6/1/45 (f)	2,000	2,130
4% 6/1/45 (f)	1,000	1,065
4.5% 9/15/33 to 9/20/42	202,107	220,958
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 6/1/45 (f)	$ 4,000	$ 4,331
4.5% 6/1/45 (f)	1,000	1,083
5% 4/20/38 to 11/20/44	108,765	122,488
5.5% 10/20/32 to 8/20/44	41,184	47,133
6% 5/20/34 to 12/15/40	18,808	21,537
6.5% 8/20/36 to 1/15/39	3,705	4,291
TOTAL GINNIE MAE		1,591,205
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,849,344)		5,963,907
Asset-Backed Securities - 0.7%

BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	9,500	9,523
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,503
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,817
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,878
Series 2015-A4 Class A, 1.85% 4/15/22	4,750	4,727
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,811
Series 2013-A9 Class A9, 4% 9/8/25	4,675	5,077
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,753
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	3,463	3,470
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,499
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,714
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,492
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	9,475	9,490
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	10,014
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	4,292	4,303
Series 2015-A Class A3, 1.05% 4/15/19	9,500	9,499
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	9,500	9,534
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	$ 1,430	$ 1,431
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	3,219	3,224
Series 2014-B Class A3, 1.11% 5/15/19	9,475	9,489
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,519
TOTAL ASSET-BACKED SECURITIES (Cost $145,691)		146,767
Commercial Mortgage Securities - 2.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.8986% 5/10/45 (g)	37	37
Series 2006-3 Class A4, 5.889% 7/10/44	6,259	6,470
Series 2006-5 Class A2, 5.317% 9/10/47	320	320
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,565
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	110
Series 2007-3:
Class A3, 5.7354% 6/10/49 (g)	1,507	1,506
Class A4, 5.7354% 6/10/49 (g)	2,643	2,802
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,524	2,670
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(h)	3,391	42
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.8965% 6/11/40 (g)	16,612	17,824
Series 2006-T22 Class A4, 5.7581% 4/12/38 (g)	139	141
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,820
Series 2007-C6 Class A4, 5.8998% 12/10/49 (g)	9,950	10,685
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	115	116
Class A4, 5.322% 12/11/49	4,412	4,616
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,416	1,384
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,932
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.989% 12/10/49 (g)	$ 2,805	$ 3,032
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,349	5,562
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,536	2,685
Series 2007-C3 Class A4, 5.8901% 6/15/39 (g)	6,030	6,425
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	1,148	1,226
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,993
Series K034 Class A2, 3.531% 7/25/23	9,000	9,711
Series K013 Class A2, 3.974% 1/25/21	11,575	12,764
Series K020 Class A2, 2.373% 5/25/22	10,400	10,470
Series K036 Class A2, 3.527% 10/25/23	8,975	9,672
Series K501 Class A2, 1.655% 11/25/16	16,800	16,959
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	20,398
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,371	3,557
Series 2006-GG7 Class A4, 6.0136% 7/10/38 (g)	38,776	39,949
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	7,000	7,488
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,329
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,584
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	14,048
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	26,028	27,210
Series 2006-LDP8 Class A4, 5.399% 5/15/45	731	757
Series 2006-LDP9 Class A3, 5.336% 5/15/47	518	539
Series 2007-CB19 Class A4, 5.8851% 2/12/49 (g)	28,547	30,484
Series 2007-LD11 Class A4, 5.9618% 6/15/49 (g)	8,435	8,961
Series 2007-LDPX Class A3, 5.42% 1/15/49	10,922	11,524
Series 2006-LDP7 Class A4, 6.057% 4/15/45 (g)	3,366	3,459
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1102% 7/15/44 (g)	3,313	3,556
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	$ 571	$ 596
Series 2006-C7 Class A3, 5.347% 11/15/38	945	991
Series 2007-C1 Class A4, 5.424% 2/15/40	1,113	1,174
Series 2007-C2 Class A3, 5.43% 2/15/40	498	528
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	1,457	1,524
Series 2007-C7 Class A3, 5.866% 9/15/45	5,364	5,856
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6028% 1/12/44 (d)(g)	1,103	1,089
Series 2007-C1 Class A4, 6.0289% 6/12/50 (g)	4,800	5,103
Series 2008-C1 Class A4, 5.69% 2/12/51	1,972	2,136
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	206	208
Series 2007-5 Class A4, 5.378% 8/12/48	6,447	6,738
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,000	2,120
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	4,358	4,663
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,268	395
Series 2007-8 Class A3, 6.0766% 8/12/49 (g)	1,094	1,182
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	15,075
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	110	110
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,301
Series 2006-IQ11 Class A4, 5.8301% 10/15/42 (g)	288	291
Series 2007-IQ14 Class A4, 5.6859% 4/15/49	1,902	2,022
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	168	55
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	32,940
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	16,244
Class A5, 5.5% 4/15/47	7,950	8,480
Series 2007-C32 Class A3, 5.9027% 6/15/49 (g)	8,092	8,610
Series 2007-C33:
Class A4, 6.1503% 2/15/51 (g)	25,003	26,376
Class A5, 6.1503% 2/15/51 (g)	839	911
Series 2005-C22 Class B, 5.5288% 12/15/44 (g)	2,812	2,798
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	7,395	7,533
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C25 Class AM, 5.8965% 5/15/43 (g)	$ 664	$ 689
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,262
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $502,440)		545,382
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,055
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,388
California Gen. Oblig. 7.55% 4/1/39	15,000	22,646
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,714
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,387
Series 2011:
4.961% 3/1/16	2,830	2,916
5.877% 3/1/19	2,080	2,258
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,721
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,543
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,842
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,801
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,244
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,378
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,033
Series 2010 164, 5.647% 11/1/40	5,210	6,392
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,875
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,250
Series 2015 AP, 3.931% 5/15/45	3,740	3,688
TOTAL MUNICIPAL SECURITIES (Cost $124,697)		142,131
Foreign Government and Government Agency Obligations - 2.5%
	Principal Amount (000s)	Value (000s)
Brazilian Federative Republic:
4.25% 1/7/25	$ 3,775	$ 3,715
4.875% 1/22/21	15,540	16,511
5.625% 1/7/41	11,975	12,155
5.875% 1/15/19	1,300	1,450
6% 1/17/17	3,000	3,215
Canadian Government 1.125% 3/19/18	6,640	6,667
Chilean Republic 3.25% 9/14/21	9,000	9,536
Colombian Republic:
2.625% 3/15/23	7,575	7,045
4% 2/26/24	4,825	4,909
5% 6/15/45	2,000	1,973
5.625% 2/26/44	7,775	8,378
6.125% 1/18/41	4,750	5,427
7.375% 3/18/19	3,450	4,045
Export Development Canada:
1.25% 10/26/16	4,000	4,037
1.5% 10/3/18	1,700	1,718
Israeli State 4% 6/30/22	7,000	7,665
Italian Republic:
5.375% 6/12/17	2,375	2,564
6.875% 9/27/23	6,000	7,644
Jordanian Kingdom 1.945% 6/23/19	23,650	24,169
KfW:
0.5% 4/19/16	8,000	8,008
0.75% 3/17/17	8,000	8,008
1.5% 4/20/20	2,825	2,811
1.875% 4/1/19	16,930	17,277
2.125% 1/17/23	12,000	12,048
2.75% 10/1/20	4,175	4,403
4% 1/27/20	3,000	3,325
4.875% 6/17/19	25,000	28,398
Korean Republic 7.125% 4/16/19	6,650	7,954
Manitoba Province:
1.3% 4/3/17	3,420	3,451
2.1% 9/6/22	1,900	1,886
3.05% 5/14/24	1,500	1,571
New Brunswick Province 2.75% 6/15/18	4,350	4,551
Ontario Province:
1% 7/22/16	17,000	17,077
4% 10/7/19	15,000	16,464
Panamanian Republic:
3.75% 3/16/25	3,800	3,814
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Panamanian Republic: - continued
4% 9/22/24	$ 4,800	$ 4,920
4.3% 4/29/53	5,675	5,200
5.2% 1/30/20	1,800	1,994
Peruvian Republic:
5.625% 11/18/50	7,150	8,401
6.55% 3/14/37	3,075	3,990
7.125% 3/30/19	1,900	2,239
Philippine Republic:
3.95% 1/20/40	5,100	5,330
4.2% 1/21/24	4,765	5,301
6.375% 10/23/34	10,375	14,369
6.5% 1/20/20	6,144	7,319
Polish Government:
3.875% 7/16/15	4,350	4,366
4% 1/22/24	4,550	4,863
5% 10/19/15	3,050	3,101
5% 3/23/22	14,500	16,367
Province of British Columbia 1.2% 4/25/17	7,600	7,662
Province of Quebec:
2.75% 8/25/21	20,000	20,703
2.875% 10/16/24	2,075	2,139
South African Republic:
5.875% 5/30/22	7,675	8,639
6.875% 5/27/19	6,750	7,742
Turkish Republic:
5.75% 3/22/24	3,000	3,307
6% 1/14/41	13,200	14,553
6.25% 9/26/22	13,225	14,924
6.75% 4/3/18	8,375	9,271
7.5% 11/7/19	2,625	3,058
United Mexican States:
3.5% 1/21/21	7,400	7,629
3.625% 3/15/22	3,000	3,069
4% 10/2/23	18,750	19,547
4.6% 1/23/46	3,000	2,951
4.75% 3/8/44	9,700	9,775
5.55% 1/21/45	1,316	1,479
6.05% 1/11/40	4,800	5,712
Uruguay Republic:
4.125% 11/20/45	4,750	4,299
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Uruguay Republic: - continued
4.5% 8/14/24	$ 3,625	$ 3,879
5.1% 6/18/50	3,875	3,904
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $500,412)		515,871
Supranational Obligations - 1.4%

African Development Bank:
0.875% 5/15/17	1,000	1,002
0.875% 3/15/18	1,900	1,891
1.125% 3/15/17	1,300	1,310
1.625% 10/2/18	2,800	2,839
2.375% 9/23/21	2,900	2,985
Asian Development Bank:
1.125% 3/15/17	5,000	5,037
1.125% 6/5/18	7,290	7,272
1.5% 1/22/20	4,750	4,748
1.875% 4/12/19	12,000	12,245
1.875% 2/18/22	2,000	1,994
2.125% 11/24/21	4,825	4,885
Council of Europe Development Bank:
1% 3/7/18	1,900	1,898
2.625% 2/16/16	4,250	4,314
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,722
1.625% 9/3/15	4,750	4,769
1.75% 6/14/19	4,700	4,752
1.75% 11/26/19	2,875	2,900
2.5% 3/15/16	3,800	3,863
European Investment Bank:
0.875% 4/18/17	11,000	11,032
1.125% 8/15/18	6,590	6,587
1.25% 5/15/18	3,550	3,571
1.375% 6/15/20	2,725	2,692
1.625% 6/15/17	4,640	4,717
1.625% 12/18/18	30,900	31,283
1.75% 3/15/17	5,000	5,093
1.75% 6/17/19	8,625	8,743
1.875% 3/15/19	3,000	3,060
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
European Investment Bank: - continued
1.875% 2/10/25	$ 3,000	$ 2,903
2.125% 10/15/21	2,840	2,880
2.5% 4/15/21	4,650	4,830
2.5% 10/15/24	5,725	5,858
2.875% 9/15/20	9,000	9,550
3.25% 1/29/24	2,000	2,171
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,902
1.125% 3/15/17	17,100	17,225
1.75% 10/15/19	1,375	1,393
2.125% 1/15/25	1,830	1,809
3% 10/4/23	3,575	3,838
3.875% 9/17/19	5,000	5,497
4.375% 1/24/44	4,000	4,820
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,090
1% 9/15/16	9,000	9,052
1% 6/15/18	5,600	5,598
1.625% 2/10/22	3,900	3,826
1.875% 10/7/19	3,825	3,895
2.25% 6/24/21	16,075	16,525
2.5% 11/25/24	5,700	5,811
International Finance Corp. 1.75% 9/16/19	11,350	11,440
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,778
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $277,805)		282,895
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (e)(g) (Cost $1,176)	1,725	1,848
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $296,385)	296,384,588	296,385
Cash Equivalents - 0.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $155,191)	$ 155,192	$ 155,191
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $20,922,014)		21,602,397
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(1,047,244)
NET ASSETS - 100%		$ 20,555,153
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/45	$ (27,000)	(28,198)
3.5% 6/1/45	(88,000)	(91,905)
TOTAL FANNIE MAE		(120,103)
Ginnie Mae
3.5% 6/1/45	(76,200)	(79,988)
TOTAL TBA SALE COMMITMENTS (Proceeds $199,941)		$ (200,091)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,541,000 or 0.5% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$155,191,000 due 6/01/15 at 0.11%
Bank of America NA	$ 4,855
Commerz Markets LLC	36,144
Merrill Lynch, Pierce, Fenner & Smith, Inc.	104,676
RBS Securities, Inc.	9,516
$ 155,191
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 198
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 5,174,129	$ -	$ 5,174,129	$ -
U.S. Government and Government Agency Obligations	8,377,891	-	8,377,891	-
U.S. Government Agency - Mortgage Securities	5,963,907	-	5,963,907	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 146,767	$ -	$ 146,767	$ -
Commercial Mortgage Securities	545,382	-	545,327	55
Municipal Securities	142,131	-	142,131	-
Foreign Government and Government Agency Obligations	515,871	-	515,871	-
Supranational Obligations	282,895	-	282,895	-
Preferred Securities	1,848	-	1,848	-
Money Market Funds	296,385	296,385	-	-
Cash Equivalents	155,191	-	155,191	-
Total Investments in Securities:	$ 21,602,397	$ 296,385	$ 21,305,957	$ 55
Other Financial Instruments:
TBA Sale Commitments	$ (200,091)	$ -	$ (200,091)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $20,904,859,000. Net unrealized appreciation aggregated $697,538,000, of which $766,370,000 related to appreciated investment securities and $68,832,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015